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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06175

Eclipse Funds Inc

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive office) (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2008 is filed herewith.

	MainStay 130/30 Core Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (127.9%)	†
	Aerospace & Defense (2.0%)
	Boeing Co. (The)			2,918	$242,719
	L-3 Communications Holdings, Inc.			380	42,115
	Lockheed Martin Corp.			1,441	155,513
					440,347

	Agriculture (0.1%)
	Bunge, Ltd.			146	17,297

	Airlines (1.7%)
	AMR Corp.	(a)		4,398	61,308
	Continental Airlines, Inc. Class B	(a)		5,803	157,900
	UAL Corp.			4,080	154,836
					374,044

	Auto Components (0.5%)
	Autoliv, Inc.			322	16,084
	BorgWarner, Inc.			1,775	89,833
					105,917

	Automobiles (0.2%)
	Thor Industries, Inc.			973	34,366

	Beverages (2.8%)
	Coca-Cola Co. (The)			2,529	149,641
	Coca-Cola Enterprises, Inc.			5,465	126,078
	Pepsi Bottling Group, Inc. (The)			3,723	129,747
	PepsiAmericas, Inc.			4,512	111,176
	PepsiCo, Inc.			1,273	86,806
					603,448

	Biotechnology (0.2%)
	Biogen Idec, Inc.	(a)		877	53,453

	Building Products (0.8%)
	Masco Corp.			7,342	168,352

	Capital Markets (6.1%)
	Ameriprise Financial, Inc.			3,017	166,870
	Bank of New York Mellon Corp. (The)			4,826	225,036
	BlackRock, Inc.			589	130,228
	Charles Schwab Corp. (The)			7,579	169,012
	Franklin Resources, Inc.			260	27,100
	GLG Partners, Inc.	(a)		11,332	133,604
	Invesco, Ltd.			604	16,441
	Investment Technology Group, Inc.	(a)		786	36,918
	Morgan Stanley			3,464	171,226
	Northern Trust Corp.			2,271	166,601
	State Street Corp.			1,175	96,491
					1,339,527

	Chemicals (2.3%)
	Dow Chemical Co. (The)			3,699	143,003
	Eastman Chemical Co.			1,170	77,302
	Monsanto Co.			2,172	244,220
	Mosaic Co. (The)	(a)		504	45,869
					510,394

	Commercial Banks (0.6%)
	SunTrust Banks, Inc.			537	37,026
	Wells Fargo & Co.			377	12,822
	Whitney Holding Corp.			3,340	89,646
					139,494

	Commercial Services & Supplies (1.2%)
	Allied Waste Industries, Inc.	(a)		3,222	31,737
	Brink's Co. (The)			508	30,800
	HNI Corp.			4,394	147,902
	Steelcase, Inc. Class A			3,966	60,799
					271,238

	Communications Equipment (0.8%)
	Cisco Systems, Inc.	(a)		4,015	98,368
	Juniper Networks, Inc.	(a)		2,973	80,717
					179,085

	Computers & Peripherals (7.0%)
❖	Apple, Inc.	(a)		2,009	271,938
	Dell, Inc.	(a)		7,610	152,504
	EMC Corp.	(a)		3,596	57,069
	Hewlett-Packard Co.			3,574	156,363
	International Business Machines Corp.			1,705	183,015
	Lexmark International, Inc. Class A	(a)		3,564	129,052
	Network Appliance, Inc.	(a)		6,705	155,690
	QLogic Corp.	(a)		10,619	151,852
	Seagate Technology			6,878	139,417
	Western Digital Corp.	(a)		5,684	150,342
					1,547,242

	Construction & Engineering (1.5%)
	Fluor Corp.			1,027	124,955
	KBR, Inc.	(a)		1,573	49,691
	Shaw Group, Inc. (The)	(a)		2,605	147,183
					321,829

	Consumer Finance (2.8%)
	American Express Co.			4,543	224,061
	Capital One Financial Corp.			3,718	203,784
	Discover Financial Services			10,346	181,055
					608,900

	Containers & Packaging (0.8%)
	Owens-Illinois, Inc.	(a)		2,822	142,229
	Pactiv Corp.	(a)		1,487	42,543
					184,772

	Diversified Consumer Services (0.8%)
	Apollo Group, Inc. Class A	(a)		1,668	133,006
	Career Education Corp.	(a)		2,095	45,545
					178,551

	Diversified Financial Services (2.7%)
	Bank of America Corp.			3,364	149,193
	Citigroup, Inc.			2,627	74,134
	JPMorgan Chase & Co.			4,291	204,037
	Nasdaq Stock Market, Inc. (The)	(a)		3,353	155,143
					582,507

	Diversified Telecommunication Services (2.4%)
	AT&T, Inc.			5,805	223,434
❖	Verizon Communications, Inc.			7,903	306,953
					530,387

	Electric Utilities (1.2%)
	Edison International			1,547	80,692
	FPL Group, Inc.			637	41,074
	Reliant Energy, Inc.	(a)		6,544	139,191
					260,957

	Electrical Equipment (0.3%)
	Emerson Electric Co.			1,007	51,196
	Thomas & Betts Corp.	(a)		519	23,485
					74,681

	Electronic Equipment & Instruments (1.4%)
	Arrow Electronics, Inc.	(a)		4,248	145,367
	Jabil Circuit, Inc.			2,444	32,383
	Molex, Inc.			3,108	74,716
	Tyco Electronics, Ltd.			1,310	44,291
					296,757

	Energy Equipment & Services (3.6%)
	Dresser-Rand Group, Inc.	(a)		921	29,196
	ENSCO International, Inc.			905	46,264
	Global Industries, Ltd.	(a)		7,020	123,973
	National Oilwell Varco, Inc.	(a)		2,673	160,995
	Patterson-UTI Energy, Inc.			7,608	148,965
	Pride International, Inc.	(a)		2,284	72,426
	Schlumberger, Ltd.			236	17,809
	Transocean, Inc.	(a)		1,572	192,727
					792,355

	Food & Staples Retailing (0.4%)
	BJ's Wholesale Club, Inc.	(a)		1,303	42,269
	Wal-Mart Stores, Inc.			747	38,007
					80,276

	Food Products (0.1%)
	Tyson Foods, Inc. Class A			2,045	29,141

	Health Care Equipment & Supplies (0.7%)
	Baxter International, Inc.			225	13,667
	DENTSPLY International, Inc.			1,774	73,284
	Medtronic, Inc.			1,451	67,573
	Respironics, Inc.	(a)		86	5,634
					160,158

	Health Care Providers & Services (7.2%)
	Aetna, Inc.			3,319	176,770
	AmerisourceBergen Corp.			3,388	158,050
	Coventry Health Care, Inc.	(a)		728	41,190
	Health Net, Inc.	(a)		3,106	144,398
	Humana, Inc.	(a)		2,075	166,623
	Lincare Holdings, Inc.	(a)		4,200	140,322
	McKesson Corp.			2,611	163,945
	Medco Health Solutions, Inc.	(a)		3,710	185,797
	Patterson Cos., Inc.	(a)		1,019	32,649
	Sierra Health Services, Inc.	(a)		30	1,289
	UnitedHealth Group, Inc.			4,674	237,626
	WellPoint, Inc.	(a)		1,712	133,878
					1,582,537

	Hotels, Restaurants & Leisure (0.3%)
	Darden Restaurants, Inc.			2,374	67,232
	McDonald's Corp.			109	5,837
					73,069

	Household Durables (3.0%)
	Black & Decker Corp.			589	42,726
	D.R. Horton, Inc.			11,584	199,824
	KB Home			1,551	42,653
	Lennar Corp. Class A			3,608	74,325
	M.D.C. Holdings, Inc.			3,771	174,484
	NVR, Inc.	(a)		135	85,253
	Ryland Group, Inc.			1,060	35,733
					654,998

	Household Products (2.0%)
	Colgate-Palmolive Co.			666	51,282
❖	Procter & Gamble Co. (The)			5,938	391,611
					442,893

	Independent Power Producers & Energy Traders (0.9%)
	AES Corp. (The)	(a)		1,834	34,993
	Mirant Corp.	(a)		4,207	154,986
					189,979

	Industrial Conglomerates (3.4%)
❖	General Electric Co.			11,925	422,264
	Teleflex, Inc.			2,457	145,258
	Tyco International, Ltd.			4,514	177,671
					745,193

	Insurance (11.3%)
	ACE, Ltd.			2,864	167,086
	Aflac, Inc.			3,049	186,995
	Allied World Assurance Holdings, Ltd./Bermuda			527	25,101
	American International Group, Inc.			946	52,181
	Aon Corp.			1,739	75,681
	Arch Capital Group, Ltd.	(a)		2,108	148,530
	Assurant, Inc.			387	25,112
	Axis Capital Holdings, Ltd.			3,889	155,716
	CNA Financial Corp.			4,439	150,882
	Genworth Financial, Inc. Class A			6,689	162,810
	HCC Insurance Holdings, Inc.			1,200	33,432
	Lincoln National Corp.			2,974	161,667
	Loews Corp.			2,740	127,931
	MetLife, Inc.			120	7,076
	Nationwide Financial Services, Inc. Class A			3,384	149,471
	Old Republic International Corp.			2,690	40,162
	PartnerRe, Ltd.			1,853	146,906
	Principal Financial Group, Inc.			2,626	156,536
	Prudential Financial, Inc.			854	72,052
	RenaissanceRe Holdings, Ltd.			1,891	107,768
	Unum Group			2,945	66,616
	W.R. Berkley Corp.			5,000	151,300
	XL Capital, Ltd. Class A			2,309	103,905
					2,474,916

	Internet & Catalog Retail (1.4%)
	Amazon.com, Inc.	(a)		474	36,830
	Expedia, Inc.	(a)		5,498	126,564
	IAC/InterActiveCorp.	(a)		5,804	150,556
					313,950

	Internet Software & Services (1.7%)
	eBay, Inc.	(a)		5,511	148,191
	Google, Inc. Class A	(a)		317	178,883
	VeriSign, Inc.	(a)		1,132	38,397
					365,471

	IT Services (3.8%)
	Accenture, Ltd. Class A			5,037	174,381
	Alliance Data Systems Corp.	(a)		28	1,416
	Computer Sciences Corp.	(a)		3,483	147,401
	Electronic Data Systems Corp.			8,132	163,453
	Fiserv, Inc.	(a)		1,530	78,596
	Hewitt Associates, Inc. Class A	(a)		4,072	151,356
	Mastercard, Inc. Class A			195	40,365
	Metavante Technologies, Inc.	(a)		3,457	76,573
					833,541

	Life Sciences Tools & Services (0.7%)
	Applera Corp. - Applied BioSystems Group			603	19,013
	Invitrogen Corp.	(a)		1,608	137,757
					156,770

	Machinery (3.0%)
	AGCO Corp.	(a)		2,374	142,962
	Caterpillar, Inc.			3,092	219,965
	Cummins, Inc.			2,165	104,526
	Deere & Co.			1,763	154,721
	Joy Global, Inc.			71	4,477
	Parker Hannifin Corp.			510	34,481
					661,132

	Media (3.1%)
	Clear Channel Communications, Inc.			577	17,720
	DIRECTV Group, Inc. (The)	(a)		4,310	97,320
	Dish Network Corp. Class A	(a)		4,290	121,150
	Echostar Communications Corp. Class A	(a)		314	9,175
	McGraw-Hill Cos., Inc. (The)			473	20,225
	Regal Entertainment Group Class A			4,273	79,221
	Time Warner Cable, Inc. Class A	(a)		2,837	71,379
	Time Warner, Inc.			8,236	129,635
	Viacom, Inc. Class B	(a)		1,558	60,388
	Virgin Media, Inc.			4,167	69,672
					675,885

	Metals & Mining (1.9%)
	AK Steel Holding Corp.	(a)		3,634	173,633
	Freeport-McMoRan Copper & Gold, Inc. Class B			2,147	191,147
	Southern Copper Corp.			669	62,779
					427,559

	Multiline Retail (1.4%)
	Big Lots, Inc.	(a)		1,664	28,887
	Dollar Tree Stores, Inc.	(a)		4,956	138,818
	Family Dollar Stores, Inc.			4,225	88,852
	Macy's, Inc.			1,880	51,963
					308,520

	Multi-Utilities (0.0%)	‡
	Energy East Corp.			186	4,697
	Puget Energy, Inc.			90	2,354
					7,051

	Oil, Gas & Consumable Fuels (13.5%)
	Apache Corp.			1,930	184,199
	Chesapeake Energy Corp.			3,266	121,593
	Chevron Corp.			1,690	142,805
	Cimarex Energy Co.			2,187	89,251
❖	ConocoPhillips			4,304	345,697
	Continental Resources, Inc.	(a)		5,899	146,944
	Devon Energy Corp.			1,726	146,675
❖	ExxonMobil Corp.			7,186	620,860
	Frontline, Ltd.			2,536	107,958
	Hess Corp.			1,019	92,556
	Massey Energy Co.			3,313	123,177
	Murphy Oil Corp.			1,094	80,453
	Newfield Exploration Co.	(a)		454	22,646
	Noble Energy, Inc.			571	41,443
	Occidental Petroleum Corp.			3,276	222,342
	Plains Exploration & Production Co.	(a)		186	9,047
	Sunoco, Inc.			824	51,253
	Tesoro Corp.			2,298	89,737
	Valero Energy Corp.			3,202	189,526
	W&T Offshore, Inc.			4,854	137,320
					2,965,482

	Pharmaceuticals (3.5%)
	Endo Pharmaceuticals Holdings, Inc.	(a)		5,647	147,613
	Johnson & Johnson			2,347	148,471
	Merck & Co., Inc.			1,717	79,463
❖	Pfizer, Inc.			16,994	397,490
	Schering-Plough Corp.			282	5,519
					778,556

	Real Estate Investment Trusts (0.3%)
	Colonial Properties Trust			2,400	59,136
	Host Hotels & Resorts, Inc.			260	4,352
					63,488

	Real Estate Management & Development (0.4%)
	Jones Lang LaSalle, Inc.			1,036	80,601

	Road & Rail (0.6%)
	Hertz Global Holdings, Inc.	(a)		3,742	55,831
	Ryder System, Inc.			1,057	55,027
	YRC Worldwide, Inc.	(a)		1,277	23,382
					134,240

	Semiconductors & Semiconductor Equipment (5.0%)
	Analog Devices, Inc.			4,004	113,553
	Applied Materials, Inc.			3,741	67,039
	Broadcom Corp. Class A	(a)		1,712	37,801
	Integrated Device Technology, Inc.	(a)		4,052	30,187
❖	Intel Corp.			13,928	295,274
	KLA-Tencor Corp.			1,788	74,703
	MEMC Electronic Materials, Inc.	(a)		84	6,003
	Novellus Systems, Inc.	(a)		5,835	138,640
	NVIDIA Corp.	(a)		4,880	119,999
	Texas Instruments, Inc.			6,768	209,334
					1,092,533

	Software (5.0%)
	BEA Systems, Inc.	(a)		641	11,980
	BMC Software, Inc.	(a)		4,671	149,659
❖	Microsoft Corp.			15,414	502,496
	NAVTEQ Corp.	(a)		73	5,395
	Novell, Inc.	(a)		27,626	175,701
	Symantec Corp.	(a)		8,630	154,736
	Synopsys, Inc.	(a)		4,657	102,547
					1,102,514

	Specialty Retail (6.3%)
	American Eagle Outfitters, Inc.			4,383	100,940
	AnnTaylor Stores Corp.	(a)		4,862	122,279
	AutoZone, Inc.	(a)		1,048	126,682
	Barnes & Noble, Inc.			4,544	154,269
	Best Buy Co., Inc.			3,479	169,810
	Foot Locker, Inc.			669	9,159
	GameStop Corp. Class A	(a)		617	31,917
	Gap, Inc. (The)			6,801	130,035
	Home Depot, Inc. (The)			7,772	238,367
	Lowe's Cos., Inc.			1,248	32,997
	RadioShack Corp.			3,230	56,041
	Sherwin-Williams Co. (The)			2,631	150,520
	Staples, Inc.			1,984	47,497
	TJX Cos., Inc.			359	11,330
					1,381,843

	Textiles, Apparel & Luxury Goods (1.3%)
	NIKE, Inc. Class B			2,229	137,663
	Polo Ralph Lauren Corp.			2,480	150,263
					287,926

	Tobacco (0.5%)
	Altria Group, Inc.			1,361	103,191

	Trading Companies & Distributors (0.0%)	‡
	United Rentals, Inc.	(a)		47	858

	Wireless Telecommunication Services (1.4%)
	Sprint Nextel Corp.			14,101	148,484
	Telephone and Data Systems, Inc.			2,520	132,905
	United States Cellular Corp.	(a)		443	31,497
					312,886

	Total Common Stocks
	(Cost $30,014,189)				28,103,057

	Exchange Traded Fund (1.4%)
❖	S&P 500 Index - SPDR Trust Series 1	(b)		2,224	304,910

	Total Exchange Traded Fund
	(Cost $299,708)				304,910

	Total Investments
	(Cost $30,313,897)	(c)		129.3%	28,407,967

	Liabilities in Excess of
	Cash and Other Assets			(29.3)	(6,431,167)

	Net Assets			100.0%	$21,976,800

	Short Positions (-29.7%)
	Common Stocks (-29.7%)
	Aerospace & Defense (-0.6%)
	Spirit Aerosystems Holdings, Inc. Class A	(a)		(4,635)	$(128,019)

	Auto Components (-0.6%)
	WABCO Holdings, Inc.			(3,018)	(121,595)

	Beverages (0.0%)	‡
	Hansen Natural Corp.	(a)		(218)	(8,406)

	Biotechnology (-0.9%)
	Amylin Pharmaceuticals, Inc.	(a)		(3,682)	(109,171)
	Celgene Corp.	(a)		(418)	(23,454)
	PDL BioPharma, Inc.	(a)		(2,200)	(32,846)
	Vertex Pharmaceuticals, Inc.	(a)		(1,670)	(34,001)
					(199,472)

	Building Products (-1.2%)
	Armstrong World Industries, Inc.	(a)		(2,309)	(84,763)
	Owens Corning, Inc.	(a)		(7,148)	(155,398)
	Trane, Inc.			(476)	(21,315)
					(261,476)

	Capital Markets (-1.2%)
	E*TRADE Financial Corp.	(a)		(23,926)	(118,912)
	Lazard, Ltd. Class A			(3,692)	(145,908)
					(264,820)

	Commercial Services & Supplies (-0.4%)
	Pitney Bowes, Inc.			(2,143)	(78,648)

	Communications Equipment (-0.6%)
	Riverbed Technolgoy, Inc.	(a)		(6,090)	(136,112)

	Computers & Peripherals (-0.2%)
	Diebold, Inc.			(2,118)	(54,814)

	Construction & Engineering (-0.1%)
	Quanta Services, Inc.	(a)		(1,523)	(33,384)

	Consumer Finance (-0.4%)
	SLM Corp.			(3,309)	(71,971)
	Student Loan Corp. (The)			(59)	(6,987)
					(78,958)

	Containers & Packaging (-0.2%)
	Temple-Inland, Inc.			(2,025)	(37,969)

	Diversified Financial Services (-1.1%)
	CIT Group, Inc.			(5,711)	(159,680)
	Guaranty Financial Group, Inc.	(a)		(5,197)	(72,238)
					(231,918)

	Diversified Telecommunication Services (-0.4%)
	Level 3 Communications, Inc.	(a)		(28,341)	(97,493)

	Electric Utilities (-0.3%)
	Great Plains Energy, Inc.			(2,648)	(73,826)

	Energy Equipment & Services (-0.1%)
	Baker Hughes, Inc.			(303)	(19,674)

	Food & Staples Retailing (-0.3%)
	Rite Aid Corp.	(a)		(22,371)	(66,218)

	Food Products (-0.2%)
	Smithfield Foods, Inc.	(a)		(1,298)	(36,149)

	Gas Utilities (-0.3%)
	Equitable Resources, Inc.			(1,342)	(74,817)

	Health Care Providers & Services (-1.4%)
	Brookdale Senior Living, Inc.			(2,938)	(65,576)
	Community Health Systems, Inc.	(a)		(1,183)	(37,974)
	Health Management Associates, Inc. Class A			(9,891)	(53,313)
	Tenet Healthcare Corp.	(a)		(10,040)	(44,477)
	Universal Health Services, Inc. Class B			(822)	(38,741)
	VCA Antech, Inc.	(a)		(1,510)	(58,377)
					(298,458)

	Hotels, Restaurants & Leisure (-0.7%)
	Orient-Express Hotels, Ltd.			(1,867)	(96,617)
	Scientific Games Corp. Class A	(a)		(2,160)	(51,408)
					(148,025)

	Household Durables (-0.7%)
	Harman International Industries, Inc.			(1,690)	(78,703)
	Jarden Corp.	(a)		(3,165)	(79,252)
					(157,955)

	Insurance (-3.0%)
	Ambac Financial Group, Inc.			(1,337)	(15,670)
	Hanover Insurance Group, Inc. (The)			(3,157)	(143,801)
	MBIA, Inc.			(2,482)	(38,471)
	OneBeacon Insurance Group, Ltd.			(6,379)	(135,043)
	Protective Life Corp.			(3,463)	(137,620)
	Wesco Financial Corp.			(262)	(103,752)
	White Mountains Insurance Group, Ltd.			(172)	(83,420)
					(657,777)

	Internet Software & Services (-0.1%)
	Akamai Technologies, Inc.	(a)		(811)	(24,492)

	IT Services (-1.1%)
	Genpact, Ltd.	(a)		(2,305)	(28,006)
	MoneyGram International, Inc.			(11,888)	(63,482)
	Unisys Corp.	(a)		(34,095)	(141,835)
					(233,323)

	Leisure Equipment & Products (0.0%)	‡
	Pool Corp.			(163)	(4,016)

	Life Sciences Tools & Services (-0.2%)
	Techne Corp.	(a)		(677)	(44,005)

	Machinery (-0.9%)
	Donaldson Co., Inc.			(795)	(33,311)
	Trinity Industries, Inc.			(5,553)	(157,261)
					(190,572)

	Media (-0.8%)
	Central European Media Enterprises, Ltd. Class A	(a)		(379)	(35,925)
	Idearc, Inc.			(6,611)	(107,495)
	John Wiley & Sons, Inc. Class A			(896)	(35,320)
					(178,740)

	Metals & Mining (-0.3%)
	Titanium Metals Corp.			(2,656)	(57,741)

	Multiline Retail (-0.7%)
	Nordstrom, Inc.			(442)	(17,194)
	Saks, Inc.	(a)		(7,737)	(139,653)
					(156,847)

	Multi-Utilities (-0.1%)
	Vectren Corp.			(1,164)	(31,952)

	Oil, Gas & Consumable Fuels (-2.2%)
	Arch Coal, Inc.			(859)	(37,796)
	Cabot Oil & Gas Corp.			(922)	(35,672)
	Cheniere Energy, Inc.	(a)		(1,810)	(54,499)
	CNX Gas Corp.	(a)		(4,540)	(155,268)
	Patriot Coal Corp.	(a)		(887)	(35,258)
	Pioneer Natural Resources Co.			(694)	(29,079)
	Sandridge Energy, Inc.	(a)		(3,262)	(99,263)
	Teekay Corp.			(401)	(18,967)
	Western Refining, Inc.			(556)	(11,871)
					(477,673)

	Real Estate Investment Trusts (-0.8%)
	CapitalSource, Inc.			(3,497)	(57,386)
	Essex Property Trust, Inc.			(1,109)	(114,904)
	Health Care, Inc.			(154)	(6,605)
					(178,895)

	Real Estate Management & Development (-0.9%)
	Forest City Enterprises, Inc. Class A			(3,231)	(128,755)
	Forestar Real Estate Group, Inc.	(a)		(3,461)	(79,049)
					(207,804)

	Semiconductors & Semiconductor Equipment (-3.0%)
	Advanced Micro Devices, Inc.	(a)		(17,699)	(135,220)
	International Rectifier Corp.	(a)		(4,706)	(130,968)
	Marvell Technology Group, Ltd.	(a)		(10,694)	(126,938)
	Rambus, Inc.	(a)		(7,698)	(149,803)
	Silicon Laboratories, Inc.	(a)		(3,489)	(108,996)
					(651,925)

	Specialty Retail (-1.5%)
	Circuit City Stores, Inc.			(16,310)	(88,726)
	Dick's Sporting Goods, Inc.	(a)		(1,273)	(41,436)
	Guess?, Inc.			(975)	(36,377)
	OfficeMax, Inc.			(6,646)	(164,621)
					(331,160)

	Textiles, Apparel & Luxury Goods (-0.4%)
	Crocs, Inc.	(a)		(2,656)	(92,402)

	Thrifts & Mortgage Finance (-0.8%)
	Freddie Mac			(2,573)	(78,194)
	Sovereign Bancorp, Inc.			(2,949)	(36,774)
	TFS Financial Corp.	(a)		(5,590)	(66,745)
					(181,713)

	Wireless Telecommunication Services (-1.0%)
	Leap Wireless International, Inc.	(a)		(1,733)	(71,660)
	MetroPCS Communications, Inc.	(a)		(3,150)	(56,921)
	SBA Communications Corp. Class A	(a)		(3,381)	(100,111)
					(228,692)

	Total Common Stocks
	(Proceeds $6,949,611)				(6,537,935)

	Total Short Positions
	(Proceeds $6,949,611)				$(6,537,935)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options futures and short sales. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(c)	At January 31, 2008, cost is $30,382,263 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$666,216
	Gross unrealized depreciation			(2,640,512)
	Net unrealized depreciation			$(1,974,296)

	MainStay 130/30 Growth Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (123.2%)	†
	Aerospace & Defense (7.1%)
	Boeing Co. (The)			3,349	$278,570
	Honeywell International, Inc.			4,076	240,769
	Lockheed Martin Corp.			2,193	236,669
	Raytheon Co.			3,658	238,282
	United Technologies Corp.			3,914	287,327
					1,281,617

	Air Freight & Logistics (0.9%)
	C.H. Robinson Worldwide, Inc.			2,835	157,456

	Beverages (2.8%)
	Coca-Cola Co. (The)			2,998	177,392
❖	PepsiCo, Inc.			4,948	337,404
					514,796

	Biotechnology (4.2%)
	BioMarin Pharmaceuticals, Inc.	(a)		3,737	138,493
	Genzyme Corp.	(a)		3,728	291,269
	Gilead Sciences, Inc.	(a)		7,256	331,527
					761,289

	Capital Markets (3.9%)
	BlackRock, Inc.			1,018	225,080
	Charles Schwab Corp. (The)			7,577	168,967
	Morgan Stanley			3,081	152,294
	State Street Corp.			1,977	162,351
					708,692

	Chemicals (4.2%)
	E.I. du Pont de Nemours & Co.			4,968	224,454
	Monsanto Co.			2,968	333,722
	Mosaic Co. (The)	(a)		2,173	197,765
					755,941

	Commercial Banks (1.7%)
	Synovus Financial Corp.			12,036	158,996
	U.S. Bancorp			4,357	147,920
					306,916

	Communications Equipment (6.9%)
❖	Cisco Systems, Inc.	(a)		21,659	530,646
	Corning, Inc.			8,479	204,090
	Nokia OYJ, Sponsored ADR	(b)		3,796	140,262
❖	QUALCOMM, Inc.			8,885	376,902
					1,251,900

	Computers & Peripherals (7.3%)
	Apple, Inc.	(a)		685	92,722
	EMC Corp.	(a)		15,535	246,540
❖	Hewlett-Packard Co.			9,790	428,313
❖	International Business Machines Corp.			3,512	376,978
	Sun Microsystems, Inc.	(a)		10,081	176,418
					1,320,971

	Diversified Consumer Services (1.2%)
	Apollo Group, Inc. Class A	(a)		2,843	226,701

	Diversified Financial Services (2.0%)
	CME Group, Inc.			316	195,572
	JPMorgan Chase & Co.			3,523	167,519
					363,091

	Diversified Telecommunication Services (0.6%)
	AT&T, Inc.			2,768	106,540

	Electric Utilities (1.0%)
	Exelon Corp.			2,310	175,999

	Electrical Equipment (0.8%)
	Emerson Electric Co.			2,695	137,014

	Energy Equipment & Services (3.4%)
	Grant Prideco, Inc.	(a)		1,710	85,124
	Halliburton Co.			5,932	196,764
	Transocean, Inc.	(a)		1,319	161,709
	Weatherford International, Ltd.	(a)		2,736	169,112
					612,709

	Food & Staples Retailing (4.1%)
	Costco Wholesale Corp.			3,377	229,433
	CVS Caremark Corp.			3,512	137,214
❖	Wal-Mart Stores, Inc.			7,478	380,481
					747,128

	Food Products (0.8%)
	Archer-Daniels-Midland Co.			3,291	144,969

	Health Care Equipment & Supplies (7.7%)
	Baxter International, Inc.			3,793	230,387
	Becton, Dickinson & Co.			2,370	205,076
	Covidien, Ltd.			3,309	147,681
	DENTSPLY International, Inc.			4,057	167,595
	Gen-Probe, Inc.	(a)		3,076	175,793
	Intuitive Surgical, Inc.	(a)		473	120,142
	Mindray Medical International, Ltd., ADR	(b)		2,570	87,637
	St. Jude Medical, Inc.	(a)		6,712	271,903
					1,406,214

	Health Care Providers & Services (3.6%)
	Aetna, Inc.			4,886	260,228
	Coventry Health Care, Inc.	(a)		3,330	188,411
	Medco Health Solutions, Inc.	(a)		4,194	210,036
					658,675

	Household Products (2.0%)
❖	Procter & Gamble Co. (The)			5,455	359,757

	Industrial Conglomerates (0.9%)
	Textron, Inc.			2,870	160,864

	Insurance (4.7%)
	ACE, Ltd.			3,087	180,096
	Aflac, Inc.			4,280	262,492
	American International Group, Inc.			4,002	220,750
	PartnerRe, Ltd.			2,318	183,771
					847,109

	Internet & Catalog Retail (0.7%)
	Priceline.com, Inc.	(a)		1,141	123,821

	Internet Software & Services (3.1%)
	Google, Inc. Class A	(a)		434	244,906
	VeriSign, Inc.	(a)		4,173	141,548
	Yahoo!, Inc.	(a)		9,586	183,859
					570,313

	IT Services (1.1%)
	Mastercard, Inc. Class A			985	203,895

	Life Sciences Tools & Services (1.9%)
	Invitrogen Corp.	(a)		2,039	174,681
	Thermo Fisher Scientific, Inc.	(a)		3,359	172,955
					347,636

	Machinery (1.5%)
	Danaher Corp.			1,723	128,277
	Deere & Co.			1,684	147,788
					276,065

	Media (4.2%)
	Discovery Holding Co. Class A	(a)		3,550	82,431
	McGraw-Hill Cos., Inc. (The)			4,408	188,486
	News Corp. Class A			9,026	170,591
	Time Warner, Inc.			9,338	146,980
	Viacom, Inc. Class B	(a)		4,432	171,784
					760,272

	Multiline Retail (4.4%)
	Dollar Tree Stores, Inc.	(a)		6,018	168,564
	Family Dollar Stores, Inc.			7,778	163,571
	J.C. Penney Co., Inc.			3,412	161,763
	Target Corp.			5,333	296,408
					790,306

	Oil, Gas & Consumable Fuels (4.1%)
	CONSOL Energy, Inc.			2,751	200,823
	Valero Energy Corp.			2,433	144,009
	Williams Cos., Inc.			6,482	207,230
	XTO Energy, Inc.			3,544	184,062
					736,124

	Personal Products (0.5%)
	Herbalife, Ltd.			2,477	98,287

	Pharmaceuticals (5.0%)
	Allergan, Inc.			3,234	217,292
❖	Johnson & Johnson			6,249	395,312
	Merck & Co., Inc.			2,712	125,511
	Schering-Plough Corp.			9,067	177,441
					915,556

	Real Estate Investment Trusts (1.0%)
	UDR, Inc.			7,606	173,645

	Road & Rail (2.2%)
	CSX Corp.			3,864	187,327
	Norfolk Southern Corp.			4,004	217,778
					405,105

	Semiconductors & Semiconductor Equipment (4.1%)
	Applied Materials, Inc.			13,254	237,512
	Atheros Communications, Inc.	(a)		1,263	34,493
	Cree, Inc.	(a)		4,421	130,641
	Intel Corp.			7,848	166,378
	MEMC Electronic Materials, Inc.	(a)		2,510	179,365
					748,389

	Software (7.4%)
	Autodesk, Inc.	(a)		2,143	88,184
	McAfee, Inc.	(a)		3,872	130,332
❖	Microsoft Corp.			24,295	792,015
	Oracle Corp.	(a)		16,116	331,184
					1,341,715

	Specialty Retail (7.5%)
	American Eagle Outfitters, Inc.			7,436	171,251
	Best Buy Co., Inc.			2,817	137,498
	Dick's Sporting Goods, Inc.	(a)		3,678	119,719
	GameStop Corp. Class A	(a)		2,423	125,342
	Home Depot, Inc. (The)			8,202	251,555
	Lowe's Cos., Inc.			8,764	231,720
	Office Depot, Inc.	(a)		8,012	118,818
	Staples, Inc.			8,371	200,402
					1,356,305

	Textiles, Apparel & Luxury Goods (1.9%)
	NIKE, Inc. Class B			2,981	184,107
	Phillips-Van Heusen Corp.			3,715	156,550
					340,657

	Wireless Telecommunication Services (0.8%)
	Vodafone Group PLC, ADR	(b)		4,400	153,120

	Total Common Stocks
	(Cost $22,372,347)				22,347,559

	Exchange Traded Fund (3.9%)
❖	iShares Russell 1000 Growth Index Fund	(c)		12,729	712,569
	Total Exchange Traded Fund
	(Cost $706,361)				712,569

	Total Investments
	(Cost $23,078,708)	(d)		127.1%	23,060,128

	Liabilities in Excess of
	Cash and Other Assets			(27.1)	(4,921,495)

	Net Assets			100.0%	$18,138,633

	Short Positions (-28.1%)
	Common Stocks (-26.6%)
	Automobiles (-0.3%)
	Harley-Davidson, Inc.			(1,292)	$(52,429)

	Beverages (-0.7%)
	Coca-Cola Enterprises, Inc.			(2,262)	(52,184)
	Constellation Brands, Inc. Class A	(a)		(1,974)	(41,257)
	Diageo PLC, Sponsored ADR	(b)		(454)	(36,642)
					(130,083)

	Biotechnology (-0.4%)
	Celgene Corp.	(a)		(1,154)	(64,751)

	Capital Markets (-0.9%)
	Franklin Resources, Inc.			(515)	(53,678)
	Merrill Lynch & Co., Inc.			(1,045)	(58,938)
	Raymond James Financial, Inc.			(2,015)	(56,601)
					(169,217)

	Chemicals (-1.2%)
	Air Products & Chemicals, Inc.			(617)	(55,542)
	Albemarle Corp.			(1,505)	(54,571)
	Dow Chemical Co. (The)			(1,408)	(54,433)
	International Flavors & Fragrances, Inc.			(1,427)	(60,804)
					(225,350)

	Commercial Services & Supplies (-1.1%)
	Avery Dennison Corp.			(836)	(43,322)
	Corrections Corp. of America	(a)		(1,906)	(50,585)
	Monster Worldwide, Inc.	(a)		(1,691)	(47,094)
	Pitney Bowes, Inc.			(1,799)	(66,023)
					(207,024)

	Communications Equipment (-0.3%)
	JDS Uniphase Corp.	(a)		(5,211)	(54,247)

	Computers & Peripherals (-0.3%)
	Diebold, Inc.			(1,720)	(44,514)

	Construction & Engineering (-0.3%)
	Fluor Corp.			(453)	(55,117)

	Construction Materials (-0.9%)
	Eagle Materials, Inc.			(486)	(18,322)
	Martin Marietta Materials, Inc.			(611)	(74,982)
	Vulcan Materials Co.			(926)	(72,654)
					(165,958)

	Containers & Packaging (-0.7%)
	Crown Holdings, Inc.	(a)		(2,749)	(67,405)
	Sealed Air Corp.			(2,413)	(63,100)
					(130,505)

	Diversified Consumer Services (-0.6%)
	H&R Block, Inc.			(3,368)	(64,901)
	ITT Educational Services, Inc.	(a)		(527)	(48,141)
					(113,042)

	Diversified Financial Services (-0.4%)
	Nasdaq Stock Market, Inc. (The)	(a)		(1,595)	(73,801)

	Electronic Equipment & Instruments (-0.7%)
	Agilent Technologies, Inc.	(a)		(1,594)	(54,053)
	Itron, Inc.	(a)		(419)	(34,526)
	Jabil Circuit, Inc.			(3,124)	(41,393)
					(129,972)

	Energy Equipment & Services (-0.5%)
	Baker Hughes, Inc.			(858)	(55,710)
	Smith International, Inc.			(514)	(27,864)
					(83,574)

	Food & Staples Retailing (-0.7%)
	Kroger Co. (The)			(2,207)	(56,168)
	Safeway, Inc.			(1,088)	(33,717)
	Sysco Corp.			(1,221)	(35,470)
					(125,355)

	Food Products (-0.5%)
	Dean Foods Co.			(2,866)	(80,248)

	Health Care Equipment & Supplies (-1.3%)
	Cooper Cos., Inc. (The)			(1,106)	(43,554)
	Hillenbrand Industries, Inc.			(1,251)	(64,702)
	Inverness Medical Innovations, Inc.	(a)		(307)	(13,830)
	Luxottica Group S.p.A. ADR	(b)		(1,442)	(40,621)
	Zimmer Holdings, Inc.	(a)		(985)	(77,096)
					(239,803)

	Health Care Providers & Services (-1.9%)
	Brookdale Senior Living, Inc.			(1,885)	(42,073)
	Cardinal Health, Inc.			(1,074)	(62,260)
	Community Health Systems, Inc.	(a)		(2,088)	(67,025)
	Lincare Holdings, Inc.	(a)		(1,640)	(54,792)
	Omnicare, Inc.			(2,366)	(52,383)
	Universal Health Services, Inc. Class B			(1,342)	(63,248)
					(341,781)

	Hotels, Restaurants & Leisure (-1.0%)
	Carnival Corp.			(469)	(20,866)
	MGM Mirage	(a)		(905)	(66,264)
	Pinnacle Entertainment, Inc.	(a)		(2,011)	(36,701)
	Starbucks Corp.	(a)		(3,064)	(57,940)
					(181,771)

	Household Durables (-0.6%)
	Black & Decker Corp.			(793)	(57,524)
	Newell Rubbermaid, Inc.			(1,881)	(45,370)
					(102,894)

	Industrial Conglomerates (-0.5%)
	3M Co.			(391)	(31,143)
	McDermott International, Inc.	(a)		(1,346)	(63,504)
					(94,647)

	Insurance (-0.3%)
	Brown & Brown, Inc.			(2,682)	(60,372)

	Internet & Catalog Retail (-0.3%)
	Liberty Media Corp. Interactive Class A	(a)		(3,228)	(51,358)

	Internet Software & Services (-0.3%)
	eBay, Inc.	(a)		(1,943)	(52,247)

	IT Services (-0.8%)
	Cognizant Technology Solutions Corp. Class A	(a)		(2,220)	(61,938)
	Fidelity National Information Services, Inc.			(1,526)	(64,779)
	Total System Services, Inc.			(1,068)	(24,671)
					(151,388)

	Life Sciences Tools & Services (-0.6%)
	PerkinElmer, Inc.			(2,318)	(57,695)
	Waters Corp.	(a)		(935)	(53,716)
					(111,411)

	Machinery (-1.2%)
	Eaton Corp.			(633)	(52,387)
	Illinois Tool Works, Inc.			(1,125)	(56,700)
	PACCAR, Inc.			(1,193)	(55,976)
	Parker Hannifin Corp.			(859)	(58,077)
					(223,140)

	Media (-1.1%)
	Central European Media Enterprises, Ltd. Class A	(a)		(340)	(32,229)
	Interpublic Group of Cos., Inc. (The)	(a)		(5,462)	(48,776)
	Lamar Advertising Co.			(1,272)	(54,849)
	Omnicom Group, Inc.			(1,305)	(59,208)
					(195,062)

	Metals & Mining (-0.9%)
	Nucor Corp.			(1,016)	(58,725)
	Southern Copper Corp.			(542)	(50,861)
	Titanium Metals Corp.			(2,157)	(46,893)
					(156,479)

	Multiline Retail (-0.3%)
	Nordstrom, Inc.			(1,318)	(51,270)

	Personal Products (-0.3%)
	Avon Products, Inc.			(1,714)	(60,024)

	Pharmaceuticals (-1.2%)
	Abraxis Bioscience, Inc.	(a)		(680)	(40,630)
	App Pharmaceuticals, Inc.	(a)		(2,723)	(28,619)
	Bristol-Myers Squibb Co.			(1,456)	(33,765)
	Mylan, Inc.			(4,505)	(67,170)
	Pfizer, Inc.			(1,871)	(43,763)
					(213,947)

	Real Estate Investment Trusts (-1.2%)
	CapitalSource, Inc.			(2,501)	(41,041)
	Host Hotels & Resorts, Inc.			(1,832)	(30,668)
	Macerich Co. (The)			(810)	(55,380)
	Public Storage			(762)	(59,627)
	Simon Property Group, Inc.			(369)	(32,981)
					(219,697)

	Semiconductors & Semiconductor Equipment (-0.3%)
	LSI Corp.	(a)		(10,483)	(54,721)

	Software (-0.7%)
	Adobe Systems, Inc.	(a)		(1,476)	(51,557)
	Nuance Communications, Inc.	(a)		(1,168)	(18,560)
	Quality Systems, Inc.			(1,553)	(47,196)
					(117,313)

	Specialty Retail (-0.9%)
	AutoNation, Inc.	(a)		(1,989)	(32,381)
	CarMax, Inc.	(a)		(2,918)	(65,071)
	Foot Locker, Inc.			(2,760)	(37,784)
	Penske Auto Group, Inc.			(1,806)	(32,797)
					(168,033)

	Thrifts & Mortgage Finance (-0.2%)
	Freddie Mac			(1,295)	(39,355)

	Wireless Telecommunication Services (-0.2%)
	NII Holdings, Inc.	(a)		(728)	(31,056)

	Total Common Stocks
	(Proceeds $5,250,580)				(4,822,956)

	Exchange Traded Fund (-1.5%)
	S&P 500 Index - SPDR Trust Series 1	(c)		(1,340)	(183,714)
	iShares Russell Midcap Index Fund	(c)		(932)	(90,488)
	Total Exchange Traded Fund
	(Proceeds $281,028)				(274,202)

	Total Short Positions
	(Proceeds $5,531,608)				$(5,097,158)

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund’s liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA’s, options, futures and short sales. These securities are marked-to-market daily and reviewed against the value of the Fund’s potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(d)	At January 31, 2008, cost is $23,109,865 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$1,023,193
	Gross unrealized depreciation			(1,072,930)
	Net unrealized depreciation			$(49,737)

		MainStay 130/30 High Yield Fund
		Portfolio of Investments		†††	January 31, 2008 unaudited
					Principal
					Amount	Value
		Long-Term Bonds (108.7%)	†
		Corporate Bonds (95.2%)
		Advertising (2.0%)
		Lamar Media Corp.
		7.25%, due 1/1/13			$1,000,000	$987,500

		Aerospace & Defense (2.0%)
		DRS Technologies, Inc.
		6.875%, due 11/1/13			1,000,000	980,000

		Air Freight & Logistics (1.9%)
		Avis Budget Car Rental LLC
		7.625%, due 5/15/14			500,000	460,000
		Offshore Logostics, Inc.
		6.125%, due 6/15/13			500,000	481,250
						941,250

		Auto Manufacturers (2.3%)
		Ford Motor Credit Co.
		7.45%, due 7/16/31			1,000,000	737,500
		General Motors Corp.
		8.375%, due 7/15/33			500,000	406,250
						1,143,750

		Beverages (2.0%)
❖		Constellation Brands, Inc.
		8.125%, due 1/15/12			1,000,000	1,002,500

		Building Materials (0.8%)
		U.S. Concrete, Inc.
		8.375%, due 4/1/14			480,000	398,400

		Chemicals (4.1%)
		Chemtura Corp.
		6.875%, due 6/1/16			500,000	455,000
		Innophos, Inc.
		8.875%, due 8/15/14			500,000	491,250
		Mosaic Global Holdings, Inc.
		7.625%, due 12/1/14	(a)		500,000	540,000
		Nalco Company
		7.75%, due 11/15/11			500,000	500,000
						1,986,250

		Commercial Services (1.0%)
		ARAMARK Corp.
		8.50%, due 2/1/15			500,000	497,500

		Commercial Services & Supplies (7.4%)
		Aleris International, Inc.
		9.00%, due 12/15/14			250,000	195,000
		Alliant Techsystems, Inc.
		6.75%, due 4/1/16			1,000,000	965,000
		Allied Waste North America
		5.75%, due 2/15/11			1,000,000	965,000
❖		Iron Mountain, Inc.
		7.75%, due 1/15/15			1,000,000	1,017,500
		Stewart Enterprises, Inc.
		6.25%, due 2/15/13			500,000	467,500
						3,610,000

		Communications Equipment (2.0%)
		L-3 Communications Corp. Class B
		6.375%, due 10/15/15			1,000,000	992,500

		Computers (1.0%)
		SunGard Data Systems, Inc.
		10.25%, due 8/15/15			500,000	500,000

		Containers & Packaging (5.1%)
		Ball Corp.
		6.875%, due 12/15/12			500,000	503,750
❖		Crown Americas LLC
		7.625%, due 11/15/13			1,000,000	1,007,500
		Owens-Brockway Glass Container, Inc.
		6.75%, due 12/1/14			1,000,000	992,500
						2,503,750

		Diversified Financial Services (7.7%)
		American Real Estate Partners, L.P./American Real Estate Finance Corp.
		7.125%, due 2/15/13			500,000	463,750
		Arch Western Finance LLC
		6.75%, due 7/1/13			1,000,000	967,500
		DirecTV Holdings LLC/DirecTV Financing Co., Inc.
		8.375%, due 3/15/13			500,000	516,875
		Ford Motor Credit Co.
		7.00%, due 10/1/13			500,000	419,160
		Idearc, Inc.
		8.00%, due 11/15/16			500,000	447,500
		Inergy L.P./Inergy Finance Corp.
		6.875%, due 12/15/14			500,000	483,750
		KAR Holdings, Inc.
		8.75%, due 5/1/14	(a)		250,000	222,500
		Residential Capital Corp.
		7.328%, due 4/17/09	(a)		500,000	242,500
						3,763,535

		Diversified Telecommunication Services (0.9%)
		MetroPCS Wireless, Inc.
		9.25%, due 11/1/14			500,000	460,000

		Electric (1.0%)
		NRG Energy, Inc.
		7.25%, due 2/1/14			500,000	486,875

		Electric Utilities (1.0%)
		Edison Mission Energy
		7.50%, due 6/15/13			500,000	511,250

		Electronic Equipment & Instruments (1.0%)
		Hexcel Corp.
		6.75%, due 2/1/15			500,000	482,500

		Energy Equipment & Services (4.1%)
		Chesapeake Energy Corp.
		6.875%, due 1/15/16			1,000,000	990,000
❖		Tesoro Corp.
		6.25%, due 11/1/12			1,000,000	995,000
						1,985,000

		Food Products (4.1%)
❖		Case New Holland, Inc.
		6.00%, due 6/1/09			1,000,000	997,500
		Land O' Lakes, Inc.
		9.00%, due 12/15/10			500,000	520,625
		Smithfield Foods, Inc.
		7.00%, due 8/1/11			500,000	487,500
						2,005,625

		Health Care-Products (1.0%)
		Bausch & Lomb, Inc.
		9.875%, due 11/1/15	(a)		500,000	507,500

		Health Care-Services (1.7%)
		HCA, Inc.
		6.50%, due 2/15/16			1,000,000	848,750

		Hotels, Restaurants & Leisure (2.4%)
		Harrahs Operating Co., Gtd
		10.75%, due 2/1/16	(a)		500,000	452,500
		Harrahs Operating Co., Inc.
		6.50%, due 6/1/16			500,000	320,000
		Pinnacle Entertainment, Inc.
		7.50%, due 6/15/15	(a)		500,000	397,500
						1,170,000

		Household Durables (0.3%)
		Standard Pacific Corp.
		9.25%, due 4/15/12			250,000	121,875

		Household Products (1.0%)
		Mandalay Resort Group
		6.375%, due 12/15/11			500,000	490,000

		Industrial Conglomerates (2.1%)
		American Railcar Industries, Inc.
		7.50%, due 3/1/14			500,000	450,000
		Koppers, Inc.
		9.875%, due 10/15/13			45,000	47,925
		SPX Corp.
		7.625%, due 12/15/14	(a)		500,000	512,500
						1,010,425

		Lodging (0.5%)
		Wynn Las Vegas LLC
		6.625%, due 12/1/14			250,000	240,938

		Machinery (4.9%)
		Hornbeck Offshore Services
		Class B
		6.125%, due 12/1/14			1,000,000	930,000
		Terex Corp.
		7.375%, due 1/15/14			1,000,000	987,500
		United Rentals North America, Inc.
		6.50%, due 2/15/12			500,000	460,000
						2,377,500

		Media (3.0%)
		CSC Holdings, Inc.
		7.625%, due 4/1/11			500,000	495,000
		Echostar DBS Corp.
		6.375%, due 10/1/11			500,000	492,500
		Qwest Corp.
		6.50%, due 6/1/17			500,000	470,000
						1,457,500

		Metal Fabricate & Hardware (0.9%)
		Mueller Water Products, Inc.
		7.375%, due 6/1/17			500,000	425,000

		Metals & Mining (3.9%)
		AK Steel Corp.
		7.75%, due 6/15/12			500,000	497,499
		California Steel Industries, Inc.
		6.125%, due 3/15/14			500,000	425,000
		Foundation PA Coal Co.
		7.25%, due 8/1/14			500,000	492,500
		Massey Energy Co.
		6.875%, due 12/15/13			500,000	476,250
						1,891,249

		Mining (3.1%)
		Century Aluminum Co.
		7.50%, due 8/15/14			500,000	475,000
❖		Freeport-McMoRan Copper & Gold, Inc.
		8.375%, due 4/1/17			1,000,000	1,062,500
						1,537,500

		Miscellaneous - Manufacturing (0.9%)
		RBS Global, Inc./Rexnord Corp.
		9.50%, due 8/1/14			500,000	451,250

		Oil & Gas (5.4%)
		El Paso Corp.
		6.875%, due 6/15/14			500,000	498,394
		Frontier Oil Corp.
		6.625%, due 10/1/11			1,000,000	985,000
		Southwestern Energy Co.
		7.50%, due 2/1/18	(a)		95,000	97,613
❖		Williams Partners L.P./William Partners Finance Corp.
		7.50%, due 6/15/11			1,000,000	1,070,000
						2,651,007

		Pipelines (1.0%)
		Dynegy Holdings, Inc.
		8.75%, due 2/15/12			500,000	505,000

		Real Estate (3.2%)
		Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC
		9.75%, due 11/15/14			500,000	538,750
❖		Ventas Realty L.P./Ventas Capital Corp.
		6.75%, due 6/1/10			1,000,000	1,017,500
						1,556,250

		Service (2.0%)
		Corrections Corp. of America
		6.25%, due 3/15/13			1,000,000	995,000

		Telecommunications (1.8%)
		American Tower Corp.
		7.00%, due 10/15/17	(a)		500,000	495,000
		Lucent Technologies, Inc.
		6.45%, due 3/15/29			500,000	402,500
						897,500

		Textiles (1.0%)
		INVISTA
		9.25%, due 5/1/12	(a)		500,000	508,750

		Textiles, Apparel & Luxury Goods (2.0%)
		Interface, Inc.
		10.375%, due 2/1/10			450,000	463,500
		Phillips Van-Heusen
		7.25%, due 2/15/11			500,000	501,250
						964,750

		Transportation (1.7%)
		Itron, Inc.
		7.75%, due 5/15/12			370,000	357,050
		PHI, Inc.
		7.125%, due 4/15/13			500,000	475,625
						832,675

		Total Corporate Bonds
		(Cost $47,529,854)				46,678,604

		Foreign Bonds (9.9%)
		Aerospace & Defense (1.1%)
		Bombardier, Inc.
		8.00%, due 11/15/14	(a)		500,000	522,500

		Diversified Financial Services (0.9%)
		Petroplus Finance, Ltd.
		6.75%, due 5/1/14	(a)		500,000	457,500

		Electric Utilities (1.4%)
		Intergen N.V.
		8.50%, due 6/30/17			€500,000	702,466

		Electronic Equipment & Instruments (2.0%)
		Compagnie Generale de Geophysique
		7.50%, due 5/15/15			$1,000,000	985,000

		Energy Equipment & Services (1.0%)
		Compton Petroleum Finance Corp.
		7.625%, due 12/1/13			500,000	462,500

		Health Care-Products (2.0%)
❖		FMC Finance III S.A.
		6.875%, due 7/15/17	(a)		1,000,000	1,000,000

		Mining (1.0%)
		Novelis, Inc.
		7.25%, due 2/15/15			500,000	461,250

		Telecommunications (0.5%)
		Rogers Wireless, Inc.
		8.00%, due 12/15/12			240,000	248,647

		Total Foreign Bonds
		(Cost $4,913,345)				4,839,863

		Loan Participations (3.6%)	(b)
		Real Estate (3.6%)
❖		Charter Communications Operating, LLC
		5.26%, due 3/17/08			1,500,000	1,305,288
		Georgia Pacific First Lien Class B
		6.87%, due 2/15/14			498,728	459,542

		Total Loan Participations
		(Cost $1,881,285)				1,764,830

		Total Long-Term Bonds
		(Cost $54,324,484)				53,283,297

		Short-Term Investment (1.0%)

		Federal Agency (1.0%)
		United States Treasury Bill
		3.012%, due 2/14/08			500,000	499,456

		Total Short-Term Investment
		(Cost $499,456)				499,456

		Total Investments
		(Cost $54,823,940)	(c)		109.7%	53,782,753

		Liabilities in Excess of
		Cash and Other Assets			(9.7)	(4,761,945)

		Net Assets			100.0%	$49,020,808

		Short Positions (-10.7%)
		Convertible Bond (-2.1%)
		Auto Manufacturers (-2.1%)
		Ford Motor Co.
		4.25%, due 12/15/36			$(1,000,000)	$(1,003,750)

		Total Convertible Bond
		(Proceeds $895,041)				(1,003,750)

		Corporate Bonds (-8.6%)
		Hotels, Restaurants & Leisure (-1.8%)
		Royal Caribbean Cruise
		7.50%, due 10/15/27			(1,000,000)	(909,240)

		Food Products (-1.9%)
		Dean Foods Co.
		7.00%, due 6/1/16			(1,000,000)	(910,000)

		Forest Products & Paper (-2.0%)
		NewPage Corp.
		10.00%, due 5/1/12	(a)		(1,000,000)	(995,000)

		Media (-1.9%)
		CCH II LLC/CCH II Capital Corp.
		10.25%, due 10/1/13			(1,000,000)	(925,000)

		Textiles, Apparel & Luxury Goods (-1.0%)
		Levi Strauss & Co.
		9.75%, due 1/15/15			(500,000)	(486,250)

		Total Corporate Bonds
		(Proceeds $4,205,103)				(4,225,490)

		Total Short Positions
		(Proceeds $5,100,144)				$(5,229,240)

†		Percentages indicated are based on Fund net assets.
❖		Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options, futures and short sales. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)		May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)		Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(c)		At January 31, 2008, cost is $54,823,940 for federal income tax purposes and net unrealized depreciation is as follows:
		Gross unrealized appreciation			$54,140
		Gross unrealized depreciation			(1,095,327)
		Net unrealized depreciation			$(1,041,187)

	The following abbreviation is used in the above portfolio:
	€-	Euro

MainStay 130/30 High Yield Fund
Foreign Currency held at January 31, 2008:
	Currency	Cost	Value
Euro	€14,076	$20,796	$20,927

	MainStay 130/30 International Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (91.7%)	†
	Australia (8.9%)
	ASX, Ltd. (diversified financial services)			8,260	$357,036
	Australian Infrastructure Fund (transportation infrastructure)			32,237	80,305
	Australian Worldwide Exploration, Ltd. (oil, gas & consumable fuels)	(a)		73,593	227,510
	Beach Petroleum, Ltd. (oil, gas & consumable fuels)			110,987	138,282
	Becton Property Group (real estate management & development)			25,911	68,629
❖	BHP Billiton, Ltd. (metals & mining)			16,125	541,467
	BlueScope Steel, Ltd. (metals & mining)			40,290	374,351
	Challenger Financial Services Group, Ltd. (diversified financial services)			59,044	190,927
	Commonwealth Bank of Australia (commercial banks)			3,918	176,544
	Computershare, Ltd. (IT services)			14,271	102,864
	CSL, Ltd. (biotechnology)			5,466	170,055
	Flight Centre, Ltd. (hotels, restaurant & leisure)			6,429	133,906
	National Australia Bank, Ltd. (commercial banks)			1,128	35,643
	Pacific Brands, Ltd. (distributors)			12,018	30,651
	Qantas Airways, Ltd. (airlines)			83,549	354,430
	Santos, Ltd. (oil, gas & consumable fuels)			9,808	106,727
	Westpac Banking Corp. (commercial banks)			407	9,509
	WorleyParsons, Ltd. (energy equipment & services)			1,206	43,420
					3,142,256

	Austria (2.0%)
	OMV A.G. (oil, gas & consumable fuels)			5,531	397,596
	Voestalpine A.G. (metals & mining)			4,832	297,833
					695,429

	Belgium (0.8%)
	Belgacom S.A. (diversified telecommunication services)			891	43,556
	Fortis N.V. (diversified financial services)			5,525	124,361
	Tessenderlo Chemie (chemicals)			2,314	98,803
					266,720

	Bermuda (0.7%)
	K Wah International Holdings (real estate management & development)			188,000	95,845
	Pacific Andes Holdings, Ltd. (food products)			136,000	43,957
	Pacific Basin Shipping, Ltd. (marine)			70,000	99,071
					238,873

	Cayman Islands (1.1%)
	HKR International, Ltd. (real estate management & development)			151,200	110,973
	Kingboard Chemical Holdings, Ltd. (electrical equipment & instruments)			30,000	125,825
	Tingyi Holding Corp. (food products)			108,000	152,542
					389,340

	Denmark (1.2%)
	Carlsberg A/S Class B (beverages)			1,425	150,544
	D/S Norden (marine)			50	5,227
	Novo-Nordisk A/S Class B (pharmaceuticals)			4,150	260,709
	Vestas Wind Systems A/S (electrical equipment)	(a)		150	14,546
					431,026

	Finland (2.9%)
	Nokia OYJ (communications equipment)			10,515	386,717
	OKO Bank Class A (diversified financial services)			4,342	77,850
	Orion OYJ (pharmaceuticals)			268	6,026
	Orion OYJ Class A (pharmaceuticals)			1,303	29,198
	Rautaruukki OYJ (metals & mining)			6,733	278,406
	TietoEnator OYJ (IT services)			4,347	81,053
	Wartsila OYJ Class B (machinery)			2,673	171,140
					1,030,390

	France (11.3%)
	Alstom (electrical equipment)			634	128,014
❖	BNP Paribas S.A. (commercial banks)			6,491	641,733
	Bouygues (wireless telecommunication services)			750	57,781
	France Telecom S.A. (diversified telecommunication services)			12,225	431,776
	IMS-Intl Metal Service (trading companies & distributors)			7,115	217,636
	Ipsen (pharmaceuticals)			1,891	105,038
	Lafarge S.A. (construction materials)			2,389	374,494
	Peugeot S.A. (automobiles)			1,948	143,817
	Rallye (food & staples retailing)			3,540	197,604
❖	Sanofi-Aventis (pharmaceuticals)			7,018	571,549
	Societe Generale (commercial banks)			242	30,026
	Suez S.A. (multi-utilities)			2,774	169,629
	Total S.A. (oil, gas & consumable fuels)			5,205	377,547
	UBISOFT Entertainment (software)	(a)		417	37,883
	Vivendi S.A. (media)			12,317	495,653
					3,980,180

	Germany (10.2%)
❖	Allianz SE (insurance)			2,776	499,942
	Arques Industries A.G. (diversified financial services)			1,108	24,682
	BASF A.G. (chemicals)			3,175	415,704
	Bayer A.G. (chemicals)			1,942	159,758
	Bechtle A.G. (IT services)			3,970	130,176
	Commerzbank A.G. (commercial banks)			784	23,943
❖	Daimler A.G. Registered (automobiles)			6,946	543,369
	Deutsche Boerse A.G. (diversified financial services)			535	94,509
❖	E.ON A.G. (electric utilities)			3,838	705,603
	Gildemeister A.G. (machinery)			1,607	33,384
	Hypo Real Estate Holding A.G. (commercial banks)			8,714	274,961
	MAN A.G. (machinery)			488	60,608
	Medion A.G. (distributors)	(a)		6,988	164,367
	Metro A.G. (food & staples retailing)			406	33,369
	RWE A.G. (multi-utilities)			2,035	249,565
	ThyssenKrupp A.G. (metals & mining)			3,547	174,223
	Volkswagen A.G. (automobiles)			26	5,887
					3,594,050

	Greece (0.1%)
	Alfa-Beta Vassilopoulos S.A. (food & staples retailing)			907	51,886

	Hong Kong (1.6%)
	BOC Hong Kong Holdings, Ltd. (commercial banks)			43,000	108,101
	China Unicom, Ltd. (wireless telecommunication services)			12,000	28,215
	Esprit Holdings, Ltd. (specialty retail)			1,000	13,005
	Hang Lung Group, Ltd. (real estate management & development)			60,000	278,017
	Hopewell Holdings (transportation infrastructure)			12,000	52,605
	Shenzhen Investment, Ltd. (real estate management & development)			166,000	75,887
	Swire Pacific, Ltd. Class B (real estate management & development)			5,000	12,793
					568,623

	Italy (4.0%)
	Assicurazioni Generali S.p.A. (insurance)			2,821	120,473
	Azimut Holding S.p.A. (capital markets)			6,375	74,875
❖	Enel S.p.A. (electric utilities)			50,660	565,087
	ENI S.p.A. (oil, gas & consumable fuels)			3,077	99,166
	Fiat S.p.A (automobiles)			11,596	224,336
	MediaSet S.p.A. (media)			1,457	12,848
	Recordati S.p.A. (pharmaceuticals)			22,591	194,331
	UniCredito Italiano S.p.A. (commercial banks)			15,875	116,539
					1,407,655

	Japan (18.1%)
	Aisin Seiki Co., Ltd. (auto components)			4,300	174,021
	Asahi Breweries, Ltd. (beverages)			9,000	160,390
	Asahi Kasei Corp. (chemicals)			25,000	152,629
	Astellas Pharma, Inc. (pharmaceuticals)			9,700	420,161
	Bank of Yokohama, Ltd. (commercial banks)			3,000	19,623
	Canon, Inc. (office electronics)			6,500	280,548
	Central Japan Railway Co. (road & rail)			31	286,821
	Chuo Mitsui Trust Holdings, Inc. (commercial banks)			2,000	13,760
	Cosmos Initia Co., Ltd. (real estate management & development)			3,000	8,979
	East Japan Railway Co. (road & rail)			4	33,041
	Honda Motor Co., Ltd. (automobiles)			4,300	135,667
	Itochu Corp. (trading companies & distributors)			16,000	146,773
	Kansai Electric Power (electric utilities)			1,300	32,530
	KDDI Corp. (wireless telecommunication services)			7	47,333
	Kobe Steel, Ltd. (metals & mining)			99,000	331,300
	Konica Minolta Holdings, Inc. (office electronics)			3,000	48,161
	Kuraray Co., Ltd. (chemicals)			11,500	137,181
	Marubeni Corp. (trading companies & distributors)			42,000	288,332
	Matsushita Electric Industrial Co., Ltd. (household durables)			20,000	427,468
	Mitsubishi Chemical Holdings Corp. (chemicals)			7,500	54,516
	Mitsubishi Corp. (trading companies & distributors)			5,100	133,677
	Mitsubishi Electric Corp. (electrical equipment)			16,000	149,130
	Mitsubishi Estate Co., Ltd. (real estate management & development)			1,000	26,595
	Mitsubishi Gas Chemical Co., Inc. (chemicals)			15,000	140,538
❖	Mitsubishi UFJ Financial Group, Inc. (commercial banks)			53,800	532,852
	Mitsui OSK Lines, Ltd. (marine)			5,000	60,986
	Mizuho Financial Group, Inc. (commercial banks)			26	123,228
	Nippon Oil Corp. (oil, gas & consumable fuels)			6,000	40,620
	Nissan Motor Co., Ltd. (automobiles)			1,400	13,437
	NTT DoCoMo, Inc. (wireless telecommunication services)			108	169,926
	Olympus Corp. (health care equipment & supplies)			7,000	234,655
	Osaka Gas Co., Ltd. (gas utilities)			7,000	26,780
	Pacific Management Corp. (real estate management & development)			10	8,623
	Resona Holdings, Inc. (commercial banks)			15	23,763
	RICOH Co., Ltd. (office electronics)			1,000	15,617
	Softbank Corp. (wireless telecommunication services)			1,700	31,077
	Sony Corp. (household durables)			700	33,470
	Sumitomo Corp. (trading companies & distributors)			1,200	16,584
	Sumitomo Mitsui Financial Group, Inc. (commercial banks)			28	221,270
	Sumitomo Trust & Banking Co., Ltd. (commercial banks)			3,000	19,063
	Suruga Corp. (real estate management & development)			1,700	18,418
	Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)			500	30,365
	Takefuji Corp. (consumer finance)			290	8,222
	Toho Parmaceutical Co., Ltd. (health care providers & services)			3,800	80,820
	Tokai Rika Co., Ltd. (auto components)			100	3,032
	Tokyo Electric Power Co. (electric utilities)			2,500	64,928
	Toshiba Corp. (computers & peripherals)			59,000	399,126
	Toyota Motor Corp. (automobiles)			7,200	391,773
	Urban Corp. (real estate management & development)			14,300	132,066
	Yamada Denki Co., Ltd. (specialty retail)			230	24,568
					6,374,443

	Luxembourg (0.2%)
	Oriflame Cosmetics S.A., SDR (personal products)	(b)		1,650	89,988

	Netherlands (5.2%)
	ASML Holding N.V. (semiconductors & semiconductor equipment)	(a)		9,002	239,868
	Exact Holding N.V. (software)			2,330	97,437
	Koninklijke Ahold N.V. (food & staples retailing)	(a)		8,601	112,301
	Koninklijke DSM N.V. (chemicals)			3,744	158,230
	Koninklijke Philips Electronics N.V. (industrial conglomerates)			3,056	119,889
	OPG Groep N.V. (heath care providers & services)			7,881	205,898
	Royal KPN N.V. (diversified telecommunication services)			27,083	491,567
	Smit International N.V. (transportation infrastructure)			3,185	264,822
	Unilever N.V. (food products)			10	325
	Unilever N.V., CVA (food products)	(c)		4,074	132,564
					1,822,901

	Norway (2.5%)
	Acta Holding ASA (capital markets)			76,000	299,639
	DnB Nor ASA (commercial banks)			19,100	249,385
	Petroleum Geo-Services ASA (energy equipment & services)	(a)		7,450	160,679
	Sparebanken Midt-Norge (commercial banks)			8,100	99,729
	StatoilHydro ASA (oil, gas & consumable fuels)			3,400	88,895
					898,327

	Portugal (2.2%)
	EDP - Energias de Portugal S.A. (electric utilities)			4,792	30,563
	Jeronimo Martins SGPS S.A. (food & staples retailing)			22,653	186,445
	Portugal Telecom SGPS S.A. Registered (diversified telecommunication services)			32,379	417,427
	Sonae SGPS S.A. (industrial conglomerates)			82,863	156,144
					790,579

	Singapore (2.4%)
	Allgreen Properties, Ltd. (real estate management & development)			330,000	262,584
	Keppel Corp, Ltd. (industrial conglomerates)			42,000	343,375
	Singapore Petroleum Co., Ltd. (oil, gas & consumable fuels)			19,000	84,659
	Wing Tai Holdings, Ltd. (real estate management & development)			105,000	175,014
					865,632

	Spain (4.5%)
❖	Banco Santander S.A. (commercial banks)			36,242	635,713
	Gestevision Telecinco S.A. (media)			542	11,595
	Repsol YPF S.A. (oil, gas & consumable fuels)			13,176	420,201
	Telefonica S.A. (diversified telecommunication services)			16,544	484,442
	Union Fenosa S.A. (electric utilities)			487	32,455
					1,584,406

	Sweden (4.7%)
	Axfood AB (food & staples retailing)			2,000	75,913
	Getinge AB Class B (health care equipment & supplies)			4,800	112,197
	NCC AB Class B (construction & engineering)			2,900	62,671
	Nordea Bank AB (commercial banks)			13,400	181,399
	Nordea Bank AB, FDR (commercial banks)	(d)		20,472	277,410
	Peab AB (construction & engineering)			30,200	280,478
	Skanska AB Class B (construction & engineering)			13,600	233,220
	Telefonaktiebolaget LM Ericsson Class B (communications equipment)			58,000	131,429
	TeliaSonera AB (diversified telecommunication services)			1,500	13,282
	Trelleborg AB Class B (machinery)			15,200	276,141
	Wihlborgs Fastigheter AB (real estate management & development)			300	5,567
					1,649,707

	Switzerland (7.1%)
	ABB, Ltd. (electrical equipment)			19,880	497,405
	Bobst Group A.G. (machinery)			1,397	81,943
	Bucher Industries A.G. (machinery)			380	84,946
	Galenica Holding A.G. Registered (health care providers & services)			84	28,553
	Holcim, Ltd. (construction materials)			247	23,907
	Kuoni Reisen Holding Registered (hotels, restaurants & leisure)			794	360,007
	Nestle S.A. Registered (food products)			1,072	479,112
	Roche Holding A.G. Genusscheine (pharmaceuticals)			1,866	338,080
	Swissquote Group Holding S.A. Registered (capital markets)			2,372	115,464
	Zurich Financial Services A.G. (insurance)			1,744	496,943
					2,506,360

	Total Common Stocks
	(Cost $36,416,420)				32,378,771

	Exchange Traded Fund (4.8%)
	United States (4.8%)
❖	iShares MSCI EAFE Index Fund (capital markets)	(e) (f)		23,453	1,695,417

	Total Exchange Traded Fund
	(Cost $1,715,050)				1,695,417

	Preferred Stocks (0.6%)
	Germany (0.5%)
	Porsche Automibil Holding SE (automobiles)			22	39,578
	RWE A.G. (multi-utilities)			898	94,807
	Volkswagen A.G. (automobiles)			189	26,311
					160,696

	Italy (0.1%)
	Fiat S.p.A (automobiles)			2,842	54,308

	Total Preferred Stocks
	(Cost $253,146)				215,004

	Total Investments
	(Cost $38,384,616)	(g)		97.1%	34,289,192
	Cash and Other Assets,
	Less Liabilities			2.9	1,006,868
	Net Assets			100.0%	$35,296,060

	Short Positions (-16.1%)
	Common Stocks (-16.1%)
	Australia (-2.2%)
	ABB Grain, Ltd. (food & staples retailing)			(7,970)	$(62,460)
	Emeco Holdings, Ltd. (trading companies & distributors)			(224,401)	(162,958)
	Energy Resources of Australia, Ltd. (oil, gas & consumable fuels)			(2,048)	(35,483)
	Insurance Australia Group, Ltd. (insurance)			(2,492)	(8,450)
	Lynas Corp., Ltd. (metals & mining)	(a)		(98,559)	(102,912)
	Macquarie Capital Alliance Group (capital markets)	(a)		(14,426)	(39,968)
	Murchison Metals, Ltd. (metals & mining)	(a)		(21,701)	(72,253)
	Paladin Energy, Ltd. (oil, gas & consumable fuels)	(a)		(1,576)	(6,291)
	Roc Oil Co., Ltd. (oil, gas & consumable fuels)	(a)		(40,155)	(74,496)
	Silex Systems, Ltd. (semiconductors & semiconductor equipment)	(a)		(13,379)	(50,504)
	Sino Gold, Ltd. (metals & mining)	(a)		(20,829)	(146,474)
					(762,249)

	Austria (-0.1%)
	Immoeast A.G. (real estate management & development)	(a)		(2,481)	(21,882)

	Belgium (-0.8%)
	Exmar N.V. (oil, gas & consumable fuels)			(690)	(16,959)
	RHJ International (diversified financial services)	(a)		(22,205)	(269,956)
					(286,915)

	Bermuda (0.0%)	‡
	BIL International, Ltd. (hotels, restaurants & leisure)	(a)		(11,000)	(6,757)

	Cayman Islands (-0.2%)
	AAC Acoustic Technology Holdings, Inc. (communications equipment)	(a)		(68,000)	(63,725)

	Denmark (-0.8%)
	ALK-Abello A/S (pharmaceuticals)			(1,530)	(168,040)
	Capinordic A/S (capital markets)	(a)		(5,000)	(17,467)
	Genmab A/S (biotechnology)	(a)		(800)	(48,345)
	NKT Holding A/S (machinery)			(250)	(18,928)
	Rella Holding A/S (media)			(700)	(10,877)
	SimCorp A/S (software)			(80)	(14,308)
					(277,965)

	Finland (-0.7%)
	M-Real OYJ Class B (paper & forest products)			(71,150)	(237,833)

	France (-1.6%)
	Alcatel-Lucent (communications equipment)			(919)	(5,798)
	Bollore (air freight & logistics)			(516)	(93,207)
	Bull S.A. (computers & peripherals)	(a)		(35,844)	(148,341)
	Derichebourg (commercial services & supplies)	(a)		(20,122)	(118,333)
	Gameloft.Com (software)	(a)		(14,911)	(62,154)
	Havas S.A. (media)			(11,810)	(53,218)
	NicOx S.A. (biotechnology)	(a)		(1,539)	(21,428)
	SOITEC (semiconductors & semiconductor equipment)	(a)		(7,212)	(63,896)
					(566,375)

	Germany (-2.3%)
	Baywa-Bayerische Warenvermit (trading companies & distributors)			(2,745)	(136,434)
	Compugroup Holding A.G. (software)	(a)		(4,013)	(76,473)
	Deutsche Wohnen A.G. (real estate management & development)			(3,210)	(113,583)
	Deutz A.G. (machinery)	(a)		(10,778)	(100,472)
	Nordex A.G. (electric utilities)	(a)		(1,122)	(46,183)
	Premiere A.G. (media)	(a)		(12,054)	(267,551)
	QSC A.G. (diversified telecommunication services)	(a)		(7,122)	(21,887)
	Schwarz Pharma A.G. (pharmaceuticals)			(300)	(46,895)
					(809,478)

	Hong Kong (-0.6%)
	Galaxy Entertainment Group L (hotels, restaurants & leisure)	(a)		(89,000)	(67,377)
	Tian An China Investment (real estate management & development)			(135,600)	(141,325)
					(208,702)

	Italy (-1.4%)
	Digital Multimedia Technologies S.p.A. (communications equipment)	(a)		(861)	(29,909)
	Immobiliare Grande Distribuzione (real estate management & development)			(1,243)	(3,740)
	Lottomatica S.p.A. (hotels, restaurants & leisure)			(3,484)	(127,777)
	Parmalat S.p.A. (food products)			(3,668)	(13,259)
	Risanamento S.p.A. (real estate management & development)	(a)		(24,778)	(107,817)
	Snai S.p.A. (hotels, restaurants & leisure)	(a)		(1,178)	(7,229)
	Sorin S.p.A. (health care equipment & supplies)	(a)		(23,499)	(43,715)
	Tiscali S.p.A. (internet software & services)	(a)		(65,123)	(135,281)
	Tod's S.p.A. (textiles, apparel & luxury goods)			(380)	(22,718)
					(491,445)

	Japan (-0.3%)
	Imperial Hotel, Ltd. (hotels, restaurants & leisure)			(150)	(6,600)
	Kokuyo Co., Ltd. (commercial services & supplies)			(100)	(819)
	Matsuya Co., Ltd. (multiline retail)			(700)	(13,871)
	Nihon Unisys, Ltd. (IT services)			(600)	(6,966)
	OSAKA Titanium Technologies Co. (metals & mining)			(100)	(6,312)
	Takuma Co., Ltd. (machinery)			(16,000)	(44,764)
	Victor Co. Of Japan, Ltd. (household durables)	(a)		(13,000)	(24,395)
					(103,727)

	Luxembourg (0.0%)	‡
	Acergy S.A. (energy equipment & services)			(700)	(12,738)

	Netherlands (-0.2%)
	Crucell N.V. (biotechnology)	(a)		(3,089)	(44,650)
	Gemalto (computers & peripherals)	(a)		(742)	(19,826)
					(64,476)

	New Zealand (-0.4%)
	Fisher & Paykel Healthcare Corp. (health care equipment & supplies)			(65,041)	(155,420)

	Norway (-0.7%)
	BW Offshore, Ltd. (energy equipment & services)	(a)		(34,000)	(109,396)
	Norske Skogindustrier ASA (paper & forest products)			(1,900)	(10,985)
	Ocean RIG ASA (energy equipment & services)	(a)		(6,400)	(44,116)
	Sevan Marine ASA (energy equipment & services)	(a)		(6,800)	(77,372)
					(241,869)

	Singapore (-0.3%)
	Banyan Tree Holdings, Ltd. (hotels, restaurants & leisure)			(20,000)	(20,178)
	Chartered Semiconductor Manufacturing, Ltd. (semiconductors & semiconductor equipment)	(a)		(171,000)	(93,353)
					(113,531)

	Spain (-0.6%)
	Avanzit S.A. (communications equipment)	(a)		(3,738)	(14,999)
	Grupo Empresarial Ence S.A. (paper & forest products)			(1,869)	(16,443)
	Zeltia S.A. (biotechnology)			(23,762)	(169,370)
					(200,812)

	Sweden (-1.6%)
	Clas Ohlson AB Class B (specialty retail)			(2,400)	(43,128)
	Elekta AB Class B (health care equipment & supplies)			(8,400)	(137,637)
	Lundin Petroleum AB (oil, gas & consumable fuels)	(a)		(9,800)	(96,944)
	Nibe Industrier AB Class B (building products)			(22,000)	(219,921)
	Skistar AB (hotels, restaurants & leisure)			(4,100)	(58,319)
	TradeDoubler AB (internet software & services)			(300)	(6,177)
					(562,126)

	Switzerland (-1.3%)
	Basilea Pharmaceutica Registered (biotechnology)	(a)		(1,661)	(276,654)
	Logitech International S.A. Registered (computers & peripherals)	(a)		(2,990)	(91,170)
	Speedel Holding A.G. (biotechnology)	(a)		(39)	(3,158)
	Valora Holding A.G. (specialty retail)			(460)	(106,832)
					(477,814)

	Total Common Stocks
	(Proceeds $7,142,453)				(5,665,839)

				Number of
				Warrants

	Warrants (0.0%)	‡
	Hong Kong (0.0%)	‡
	Tian An China Investment (real estate management & development)
	Strike Price HKD10.00
	Expire 1/02/10			(22,600)	(2,609)

	Total Warrants
	(Proceeds $3,455)				(2,609)

	Total Short Positions
	(Proceeds $7,145,908)				$(5,668,448)

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)	SDR - Special Drawing Right.
(c)	CVA - Certificaten Van Aandelen.
(d)	FDR - Finnish Depositary Receipt.
(e)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(f)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE˛ Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of January 31, 2008, the MSCI EAFE˛ Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(g)	At January 31, 2008, cost is $38,399,963 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$282,469
	Gross unrealized depreciation			(4,393,240)
	Net unrealized depreciation			$(4,110,771)
130/30 International Fund
Swap Agreements held at January 31, 2008:
		Notional	Net Unrealized
		Amount	Depreciation

Agreement to receive the monthly return on the GBP-LIBOR multiplied by the notional amount and pay the total return on a custom basket of GBP equity securities; in addition receive the monthly return on a second custom basket of GBP equity securities and pay the monthly return on the GBP-LIBOR multiplied by the notional amount

Counterparty: Morgan Stanley International PLC
Expiration Date:10/15/09	GBP	3,490,149	$(758,043)

Total Swap Agreements	GBP	3,490,149	$(758,043)

130/30 International Fund
Foreign Currency held at January 31, 2008:
		Currency	Cost	Value
Euro*		€(157,745)	$(232,309)	$(234,520)
Hong Kong Dollar*	HKD	(359,333)	(46,016)	(46,083)
Pound Sterling		£3,511,741	7,179,654	6,983,272
Singapore Dollar	S$	1,157	1,164	1,169
Swiss Franc	CHF	434	397	402
			$6,902,890	$6,704,240
*Currency was overdrawn as of January 31, 2008.

	MainStay All Cap Growth Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (97.6%)	†
	Aerospace & Defense (5.1%)
❖	L-3 Communications Holdings, Inc.		48,500	$5,375,255
	Precision Castparts Corp.		35,400	4,028,520
❖	United Technologies Corp.		81,200	5,960,892
				15,364,667

	Automobiles (0.2%)
	Harley-Davidson, Inc.		17,800	722,324

	Beverages (3.2%)
	Coca-Cola Co. (The)		23,700	1,402,329
	Hansen Natural Corp.	(a) (b)	79,300	3,057,808
	PepsiCo, Inc.		73,800	5,032,422
				9,492,559

	Biotechnology (3.6%)
	Genentech, Inc.	(a)	41,700	2,926,923
❖	Gilead Sciences, Inc.	(a)	140,600	6,424,014
	United Therapeutics Corp.	(a)	18,400	1,545,232
				10,896,169

	Capital Markets (1.9%)
	Affiliated Managers Group, Inc.	(a) (b)	27,800	2,733,018
	Ameriprise Financial, Inc.		51,300	2,837,403
				5,570,421

	Chemicals (4.3%)
	Monsanto Co.		31,600	3,553,104
	Mosaic Co. (The)	(a)	26,800	2,439,068
❖	Praxair, Inc.		84,300	6,820,713
				12,812,885

	Communications Equipment (3.3%)
	Corning, Inc.		133,600	3,215,752
	Harris Corp.		58,100	3,177,489
	Research In Motion, Ltd.	(a)	37,600	3,529,887
				9,923,128

	Computers & Peripherals (4.4%)
	Apple, Inc.	(a)	18,700	2,531,232
❖	EMC Corp.	(a)	361,200	5,732,244
	International Business Machines Corp.		45,100	4,841,034
				13,104,510

	Construction & Engineering (0.9%)
	Quanta Services, Inc.	(a) (b)	120,200	2,634,784

	Containers & Packaging (0.5%)
	Crown Holdings, Inc.	(a)	64,000	1,569,280

	Distributors (0.8%)
	LKQ Corp.	(a)	141,200	2,526,068

	Diversified Consumer Services (0.5%)
	Capella Education Co.	(a) (b)	25,000	1,577,000

	Diversified Financial Services (1.4%)
	IntercontinentalExchange, Inc.	(a)	29,500	4,128,820

	Diversified Telecommunication Services (0.6%)
	NTELOS Holdings Corp.		83,300	1,772,624

	Electrical Equipment (3.0%)
	General Cable Corp.	(a)	70,300	4,078,103
	Roper Industries, Inc.	(b)	88,800	4,965,696
				9,043,799

	Electronic Equipment & Instruments (4.4%)
❖	Amphenol Corp. Class A		153,400	6,126,796
	Anixter International, Inc.	(a)	52,700	3,692,162
	Avnet, Inc.	(a)	91,200	3,247,632
				13,066,590

	Energy Equipment & Services (6.5%)
	Baker Hughes, Inc.		30,400	1,973,872
	Cameron International Corp.	(a)	90,400	3,639,504
	National Oilwell Varco, Inc.	(a)	62,400	3,758,352
	Transocean, Inc.	(a)	37,971	4,655,245
	Weatherford International, Ltd.	(a)	86,600	5,352,746
				19,379,719

	Food & Staples Retailing (0.5%)
	CVS Caremark Corp.		39,000	1,523,730

	Health Care Equipment & Supplies (4.9%)
	ArthroCare Corp.	(a) (b)	22,500	900,675
	Becton, Dickinson & Co.		45,500	3,937,115
	C.R. Bard, Inc.		12,800	1,236,096
❖	Hologic, Inc.	(a) (b)	112,472	7,238,698
	Respironics, Inc.	(a)	22,600	1,480,526
				14,793,110

	Health Care Providers & Services (4.2%)
	Aetna, Inc.		48,800	2,599,088
	DaVita, Inc.	(a)	32,100	1,712,535
	Health Net, Inc.	(a)	36,200	1,682,938
	Medco Health Solutions, Inc.	(a)	84,200	4,216,736
	WellPoint, Inc.	(a)	30,164	2,358,825
				12,570,122

	Hotels, Restaurants & Leisure (2.1%)
	International Game Technology		95,900	4,092,053
	Scientific Games Corp. Class A	(a)	95,800	2,280,040
				6,372,093

	Household Products (0.5%)
	Colgate-Palmolive Co.		19,000	1,463,000

	Independent Power Producers & Energy Traders (1.0%)
	NRG Energy, Inc.	(a)	78,700	3,037,033

	Insurance (1.5%)
	Prudential Financial, Inc.		53,600	4,522,232

	Internet Software & Services (3.7%)
	Akamai Technologies, Inc.	(a)	131,400	3,968,280
	Equinix, Inc.	(a) (b)	33,900	2,560,467
	Google, Inc. Class A	(a)	7,800	4,401,540
				10,930,287

	IT Services (1.0%)
	NeuStar, Inc. Class A	(a) (b)	98,200	2,917,522

	Life Sciences Tools & Services (4.9%)
	Covance, Inc.	(a)	44,900	3,733,884
	ICON PLC, Sponsored ADR	(a) (c)	58,500	3,666,780
❖	Thermo Fisher Scientific, Inc.	(a)	139,600	7,188,004
				14,588,668

	Machinery (5.3%)
	Caterpillar, Inc.		43,200	3,073,248
	Danaher Corp.		71,700	5,338,065
	Oshkosh Truck Corp.		48,000	2,196,480
	Terex Corp.	(a)	89,400	5,253,144
				15,860,937

	Media (1.9%)
	News Corp. Class A		156,100	2,950,290
	Omnicom Group, Inc.		63,200	2,867,384
				5,817,674

	Metals & Mining (0.4%)
	Allegheny Technologies, Inc.		16,200	1,140,480

	Multiline Retail (1.3%)
	Kohl's Corp.	(a)	83,400	3,806,376

	Oil, Gas & Consumable Fuels (1.7%)
	Tesoro Corp.		51,800	2,022,790
	Williams Cos., Inc.		93,300	2,982,801
				5,005,591

	Personal Products (0.5%)
	Avon Products, Inc.		39,500	1,383,290

	Pharmaceuticals (1.5%)
	Merck & Co., Inc.		40,500	1,874,340
	Schering-Plough Corp.		126,700	2,479,519
				4,353,859

	Road & Rail (1.1%)
	Norfolk Southern Corp.		61,900	3,366,741

	Semiconductors (0.4%)
	Semiconductor HOLDRs Trust	(b) (d)	42,100	1,214,585

	Semiconductors & Semiconductor Equipment (5.5%)
	Intel Corp.		246,600	5,227,920
	Intersil Corp. Class A		69,700	1,605,191
❖	MEMC Electronic Materials, Inc.	(a)	87,900	6,281,334
	RF Micro Devices, Inc.	(a)	285,400	921,842
	Skyworks Solutions, Inc.	(a)	303,800	2,445,590
				16,481,877

	Software (4.8%)
	Autodesk, Inc.	(a)	51,400	2,115,110
	FactSet Research Systems, Inc.		55,750	3,118,098
❖	Microsoft Corp.		275,200	8,971,520
				14,204,728

	Specialty Retail (1.5%)
	Abercrombie & Fitch Co. Class A		56,500	4,502,485

	Textiles, Apparel & Luxury Goods (0.5%)
	Phillips-Van Heusen Corp.		38,400	1,618,176

	Tobacco (0.5%)
	Altria Group, Inc.		19,200	1,455,744

	Wireless Telecommunication Services (1.8%)
	American Tower Corp. Class A	(a)	77,000	2,889,810
	NII Holdings, Inc.	(a)	16,400	699,624
	SBA Communications Corp. Class A	(a)	60,700	1,797,327
				5,386,761

	Total Common Stocks
	(Cost $237,664,488)			291,902,448

	Exchange Traded Fund (0.5%)
	Ultra Financials Proshares	(e)	40,500	1,654,425
	Total Exchange Traded Fund
	(Cost $1,426,716)			1,654,425

			Principal
			Amount
	Short-Term Investments (7.0%)

	Commercial Paper (1.9%)
	Abbey National North America LLC
	3.00%, due 2/7/08		$2,000,000	1,999,000
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		3,675,000	3,675,000
	Total Commercial Paper
	(Cost $5,674,000)			5,674,000

			Shares
	Investment Company (5.1%)
	State Street Navigator Securities Lending Prime Portfolio	(f)	15,158,922	15,158,922
	Total Investment Company
	(Cost $15,158,922)			15,158,922

	Total Short-Term Investments
	(Cost $20,832,922)			20,832,922

	Total Investments
	(Cost $259,924,126)	(g)	105.1%	314,389,795

	Liabilities in Excess of
	Cash and Other Assets		(5.1)	(15,189,862)

	Net Assets		100.0%	$299,199,933

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $14,695,799; cash collateral of $15,158,922 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	HOLDRs - represents beneficial ownership in the common stock of a group of specified companies that are involved in various segments of the semiconductors industry.
(e)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(f)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	At January 31, 2008, cost is $260,062,586 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$64,446,899
	Gross unrealized depreciation		(10,119,690)
	Net unrealized appreciation		$54,327,209

	MainStay Cash Reserves Fund
	Portfolio of Investments		January 31, 2008 unaudited
			Principal	Amortized
			Amount	Cost

	Short-Term Investments (100.2%)	†
	Asset-Backed Securities (6.4%)
	BMW Vehicle Lease Trust
	Series 2007-1, Class A1
	5.062%, due 11/17/08		$3,139,934	$3,139,934
	Capital Auto Receivables Asset Trust
	Series 2007-4A, Class A1
	4.91%, due 11/17/08	(a)	6,890,794	6,890,794
	Series 2007-SN2, Class A1
	5.105%, due 12/15/08	(a)	4,170,288	4,170,288
	Caterpillar Financial Asset Trust
	Series 2007-A, Class A1
	5.672%, due 9/25/08		1,354,444	1,354,444
	CNH Equipment Trust
	Series 2007-C, Class A1
	5.098%, due 12/15/08		7,683,126	7,682,289
	Daimler Chrysler Auto Trust
	Series 2007-A, Class A1
	4.945%, due 11/10/08	(a)	7,088,766	7,088,766
	Ford Credit Auto Owner Trust
	Series 2008-A, Class A1
	4.018%, due 4/30/08	(a)	7,500,000	7,500,000
	Hyundai Auto Receivables Trust
	Series 2007-A, Class A1
	5.291%, due 10/15/08		3,347,286	3,347,286
	Nissan Auto Receivables Owner Trust
	Series 2008-A, Class A1
	3.998%, due 1/15/09		5,000,000	5,000,000
	World Omni Auto Receivables Trust
	Series 2007-B, Class A1
	5.676%, due 10/15/08		3,658,872	3,658,872
				49,832,673

	Bank Note (1.0%)
	Wachovia Bank N.A.
	4.848%, due 6/27/08	(b)	8,000,000	8,000,593

	Certificates of Deposit (3.3%)
	Comerica Bank
	4.515%, due 2/8/08	(b)	15,900,000	15,900,004
	Deutsche Bank A.G.
	3.65%, due 4/24/08	(b)	10,000,000	10,000,000
				25,900,004

	Commercial Paper (63.8%)
	Air Products & Chemicals, Inc.
	3.10%, due 2/7/08		9,508,000	9,503,088
	American Honda Finance Corp.
	4.23%, due 2/12/08		10,068,000	10,054,987
	4.25%, due 2/12/08		10,000,000	9,987,014
	Anheuser-Busch Cos., Inc.
	3.70%, due 4/15/08	(a)	10,000,000	9,923,944
	4.30%, due 2/12/08	(a)	10,000,000	9,986,861
	Archer-Daniels-Midland Co.
	4.10%, due 5/6/08	(a)	10,000,000	9,891,806
	4.25%, due 3/11/08	(a)	5,000,000	4,976,979
	4.27%, due 2/26/08	(a)	5,000,000	4,985,174
	Avon Capital Corp.
	3.15%, due 2/7/08	(a)	5,166,000	5,163,288
	4.15%, due 2/4/08	(a)	7,560,000	7,557,385
	BP Capital Markets PLC
	4.17%, due 3/27/08	(a)	10,000,000	9,936,291
	4.65%, due 2/20/08	(a)	2,248,000	2,242,483
	4.76%, due 2/5/08	(a)	5,735,000	5,731,966
	Cargill, Inc.
	4.60%, due 3/26/08	(a)	5,000,000	4,965,500
	4.64%, due 3/26/08	(a)	5,000,000	4,965,200
	4.90%, due 2/28/08	(a)	10,000,000	9,963,250
	Caterpillar Finance Services Co.
	2.95%, due 2/22/08		5,000,000	4,991,396
	4.05%, due 2/4/08		6,000,000	5,997,975
	4.18%, due 3/20/08		8,000,000	7,955,413
	Coca-Cola Co. (The)
	3.45%, due 4/8/08	(a)	10,000,000	9,935,792
	4.20%, due 3/5/08	(a)	10,000,000	9,961,500
	Danaher Corp.
	3.02%, due 3/7/08	(a)	3,019,000	3,010,136
	Dover Corp.
	3.50%, due 2/1/08	(a)	16,675,000	16,675,000
	Estee Lauder Cos.
	3.87%, due 2/6/08	(a)	8,000,000	7,995,700
	General Electric Co.
	3.75%, due 2/4/08		6,000,000	5,998,125
	GlaxoSmithKline Finance PLC
	4.61%, due 3/28/08	(a)	10,000,000	9,928,289
	Hershey Co. (The)
	3.00%, due 3/28/08	(a)	5,000,000	4,976,667
	Hewlett-Packard Co.
	3.00%, due 3/26/08	(a)	10,000,000	9,955,000
	Honeywell International, Inc
	4.15%, due 2/27/08	(a)	10,684,000	10,651,978
	4.45%, due 2/6/08	(a)	10,000,000	9,993,819
	IBM International Group Capital LLC
	4.20%, due 2/19/08		10,000,000	9,979,000
	John Deere Capital Corp.
	4.48%, due 2/29/08	(a)	5,184,000	5,165,937
	Johnson & Johnson
	2.85%, due 3/10/08	(a)	9,500,000	9,471,421
	McCormick & Co., Inc.
	5.10%, due 2/29/08	(a)	8,000,000	7,968,266
	Morgan Stanley
	5.32%, due 2/28/08	(b)	5,000,000	5,000,000
	NSTAR
	3.92%, due 2/8/08	(a)	9,457,000	9,449,792
	Paccar Financial Corp.
	4.48%, due 2/19/08		10,000,000	9,977,600
	4.48%, due 3/3/08		10,000,000	9,961,422
	Parker-Hannifin Corp.
	3.85%, due 2/27/08	(a)	11,200,000	11,168,858
	4.23%, due 2/8/08	(a)	5,290,000	5,285,649
	PepsiCo, Inc.
	2.93%, due 2/21/08		10,000,000	9,983,722
	4.07%, due 2/1/08		10,000,000	10,000,000
	Pfizer, Inc.
	4.41%, due 5/15/08	(a)	10,000,000	9,872,600
	4.53%, due 4/28/08	(a)	8,199,000	8,109,242
	Praxair, Inc.
	3.05%, due 2/11/08		10,000,000	9,991,528
	3.20%, due 2/5/08		8,127,000	8,124,110
	Private Export Funding Corp.
	2.75%, due 7/2/08	(a)	5,000,000	4,941,944
	2.90%, due 5/19/08	(a)	10,000,000	9,913,000
	4.20%, due 3/13/08	(a)	3,500,000	3,483,258
	Procter & Gamble Co.
	4.22%, due 3/19/08	(a)	10,000,000	9,944,905
	4.43%, due 3/5/08	(a)	10,000,000	9,959,392
	Southern Co. (The)
	3.15%, due 2/26/08	(a)	10,000,000	9,978,125
	Southern Co. Funding Corp.
	4.15%, due 2/11/08	(a)	4,694,000	4,688,589
	Stanley Works (The)
	4.10%, due 4/3/08	(a)	8,200,000	8,142,099
	4.48%, due 2/12/08	(a)	3,950,000	3,944,593
	4.61%, due 2/27/08	(a)	7,447,000	7,422,206
	Wachovia Bank N.A.
	5.32%, due 2/4/08		10,000,000	10,000,000
	Wal-Mart Stores, Inc.
	2.70%, due 4/29/08	(a)	10,000,000	9,934,000
	Walt Disney Co. (The)
	2.70%, due 4/29/08		7,000,000	6,953,800
	2.85%, due 4/22/08		6,335,000	6,294,377
	3.47%, due 5/30/08		6,002,000	5,933,155
	Washington Gas
	3.10%, due 2/5/08		9,500,000	9,496,728
				498,401,324

	Corporate Bonds (2.6%)
	General Dynamics Corp.
	3.75%, due 2/4/08		10,800,000	10,729,741
	International Business Machines Corp.
	4.545%, due 9/8/08	(a) (b)	10,000,000	9,995,031
				20,724,772

	Medium-Term Note (1.3%)
	General Electric Capital Corp.
	4.955%, due 5/19/08	(b)	10,000,000	10,002,524

	U.S. Government &
	Federal Agencies (21.8%)
	Federal Farm Credit Bank
	2.638%, due 9/2/08		10,000,000	9,843,186
	2.65%, due 6/23/08		10,000,000	9,894,736
	3.30%, due 8/11/08		4,000,000	3,973,207
	4.08%, due 3/28/08		10,000,000	9,936,533
	4.13%, due 2/7/08		10,000,000	9,993,117
	4.27%, due 1/7/09		10,000,000	10,000,000
	4.64%, due 4/15/08		5,000,000	4,952,310
	Federal Home Loan Bank
	4.20%, due 2/13/08		10,000,000	9,986,000
	4.24%, due 2/19/08		15,615,000	15,581,896
	4.26%, due 2/26/08		10,900,000	10,867,754
	4.28%, due 2/6/08		10,000,000	9,994,056
	4.625%, due 3/14/08		5,000,000	4,973,021
	4.65%, due 11/21/08		10,000,000	10,000,000
	4.775%, due 10/28/08		10,000,000	10,000,000
	4.84%, due 2/29/08		5,000,000	4,981,177
	Federal National Mortgage Association
	2.575%, due 9/26/08		10,000,000	9,829,764
	2.85%, due 7/23/08		10,000,000	9,863,042
	United States Treasury Bills
	2.335%, due 7/17/08		795,000	786,389
	2.367%, due 7/17/08		2,690,000	2,660,469
	4.27%, due 3/6/08		5,000,000	4,979,837
	United States Treasury Notes
	3.75%, due 5/15/08		5,000,000	4,989,758
	5.125%, due 6/30/08		2,190,000	2,196,674
				170,282,926

	Total Short-Term Investments
	(Amortized Cost $783,144,816)	(c)	100.2%	783,144,816

	Liabilities in Excess of
	Cash and Other Assets		(0.2)	(1,595,171)

	Net Assets		100.0%	$781,549,645

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(c)	The cost stated also represents the aggregate cost for federal income tax purposes.

	MainStay Conservative Allocation Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.3%)	†
	Equity Funds (40.4%)
	MainStay 130/30 International Fund Class I		83,656	$710,241
	MainStay Common Stock Fund Class I		751,202	9,908,354
	MainStay Growth Equity Fund Class I		617,972	7,310,612
	MainStay ICAP Equity Fund Class I		249,541	9,821,919
	MainStay ICAP International Fund Class I		110,369	3,870,652
	MainStay ICAP Select Equity Fund Class I		267,592	9,799,223
	MainStay International Equity Fund Class I		167,039	2,437,106
	MainStay Large Cap Growth Fund Class I	(a)	1,825,507	12,103,112
				55,961,219

	Fixed Income Funds (58.9%)
	MainStay Floating Rate Fund Class I	(b)	1,106,002	10,186,278
	MainStay High Yield Corporate Bond Fund Class I		1,687,327	10,191,453
	MainStay Indexed Bond Fund Class I	(b)	4,732,604	52,153,295
	MainStay Intermediate Term Bond Fund Class I	(b)	924,575	9,199,520
				81,730,546
	Total Affiliated Investment Companies
	(Cost $139,965,387)	(c)	99.3%	137,691,765
	Cash and Other Assets,
	Less Liabilities		0.7	994,644
	Net Assets		100.0%	$138,686,409

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2008, cost is $140,022,363 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$3,068,813
	Gross unrealized depreciation		(5,399,411)
	Net unrealized depreciation		$(2,330,598)

	MainStay Floating Rate Fund
	Portfolio of Investments		January 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Investments (89.1%)	†
	Corporate Bonds (0.5%)
	Packaging & Containers (0.2%)
	Berry Plastics Holding Corp.
	8.875%, due 9/15/14		$1,500,000	$1,331,250

	Telecommunications (0.3%)
	Qwest Corp.
	8.241%, due 6/15/13	(a)	3,000,000	2,925,000

	Total Corporate Bonds
	(Cost $4,505,433)			4,256,250

	Floating Rate Loans (84.8%)	(b)
	Aerospace & Defense (2.8%)
	Axletech International Holdings, Inc.
	Tranche B Term Loan
	6.699%, due 10/19/12		1,571,429	1,541,965
	2nd Lien Term Loan
	11.23%, due 4/22/13		1,000,000	980,000
	Hexcel Corp.
	Tranche B Term Loan
	6.464%, due 3/1/12		2,431,412	2,382,784
	Oshkosh Truck Corp.
	Term Loan B
	6.90%, due 12/6/13		3,935,113	3,631,035
	Spirit Aerosystems, Inc.
	Term Loan B
	5.676%, due 9/30/13		3,572,341	3,536,618
❖	Transdigm, Inc.
	Term Loan
	6.858%, due 6/23/13		7,250,000	6,932,813
	Vought Aircraft Industries, Inc.
	Tranche B Letter of Credit
	7.10%, due 12/22/10		560,000	527,334
	Term Loan
	7.34%, due 12/22/11		4,372,941	4,117,854
				23,650,403
	Automobile (3.4%)
	Accuride Corp.
	Term Loan
	7.563%, due 1/31/12		2,142,727	2,055,679
	Allison Transmission, Inc.
	Term Loan B
	7.43%, due 8/7/14		4,987,500	4,350,701
	DaimlerChrysler Financial Services Americas LLC
	Term Loan
	8.99%, due 8/3/12		3,990,000	3,570,053
	Dayco Products LLC
	Tranche B Term Loan
	9.27%, due 6/21/11		2,504,183	2,044,039
	Delphi Corp.
	DIP Term Loan C
	7.375%, due 7/1/08		2,000,000	1,964,166
	Ford Motor Co.
	Term Loan
	8.00%, due 12/16/13		2,992,443	2,611,586
	Goodyear Tire & Rubber Co. (The)
	2nd Lien Term Loan
	6.43%, due 4/30/14		3,250,000	2,957,500
	Key Safety Systems, Inc.
	1st Lien Term Loan
	6.756%, due 3/8/14		3,716,900	3,066,443
	Tenneco, Inc.
	Tranche B Credit Linked Deposit
	6.07%, due 3/17/14		2,361,559	2,208,058
	Tower Automotive
	Term Loan
	9.111%, due 7/31/13	(c)	1,709,182	1,589,539
	TRW Automotive, Inc.
	Term Loan B1
	6.688%, due 2/9/14		1,830,800	1,765,959
	United Components, Inc.
	Term Loan D
	6.864%, due 6/29/12		635,657	603,874
				28,787,597
	Beverage, Food & Tobacco (3.9%)
	American Seafoods Group LLC
	Term Loan A
	6.58%, due 9/30/11	(c)	2,822,625	2,720,305
	Tranche B1 Term Loan
	6.58%, due 9/28/12	(c)	319,043	303,091
	Tranche B2 Term Loan
	6.58%, due 9/28/12	(c)	1,164,640	1,106,408
	BF Bolthouse Holdco LLC
	1st Lien Term Loan
	7.00%, due 12/17/12		1,617,000	1,522,001
	2nd Lien Term Loan
	10.33%, due 12/16/13		330,000	301,950
	Chiquita Brands LLC
	Term Loan C
	6.313%, due 6/28/12		3,496,326	3,387,940
	Constellation Brands, Inc.
	New Term Loan B
	6.596%, due 6/5/13		3,040,000	2,935,771
	Dean Foods Co.
	Tranche B Term Loan
	6.58%, due 4/2/14		4,696,963	4,368,175
	Del Monte Corp.
	Term Loan B
	4.856%, due 2/8/12		2,947,500	2,901,649
	Dole Food Co., Inc.
	Credit Link Deposit
	4.247%, due 4/12/13		275,662	249,957
	Tranche C Term Loan
	6.552%, due 4/12/13		2,031,285	1,841,868
	Tranche B Term Loan
	6.703%, due 4/12/13		609,386	552,560
	Michael Foods, Inc.
	Term Loan B1
	6.849%, due 11/21/10		1,950,094	1,906,217
	OSI Group LLC
	Dutch Term Loan
	6.843%, due 9/2/11		1,075,000	1,007,813
	German Term Loan
	6.843%, due 9/2/11		860,000	806,250
	U.S. Term Loan
	6.843%, due 9/2/11		1,935,000	1,814,063
	Reddy Ice Group, Inc.
	Term Loan
	6.127%, due 8/12/12		5,500,000	5,225,000
				32,951,018
	Broadcasting & Entertainment (6.3%)
	Atlantic Broadband Finance LLC
	Tranche B2 Term Loan
	7.08%, due 9/1/11		3,947,675	3,747,002
	Charter Communications Operating LLC
	Existing Term Loan
	5.26%, due 3/6/14		3,500,000	3,045,672
	CSC Holdings, Inc.
	Incremental Term Loan
	6.896%, due 3/29/13		6,368,788	5,845,070
❖	Discovery Communications Holdings LLC
	Term Loan B
	6.83%, due 5/14/14		6,467,500	6,127,956
	Emmis Operating Co.
	Term Loan B
	6.843%, due 11/1/13		284,190	256,837
	Entravision Communications Corp.
	Term Loan
	6.23%, due 3/29/13		4,329,648	3,961,628
	Gray Television, Inc.
	Delayed Draw Term Loan
	6.21%, due 12/31/14		4,800,000	4,290,000
	Insight Midwest Holdings LLC
	Initial Term Loan
	6.48%, due 4/7/14		5,905,631	5,382,327
	LodgeNet Entertainment Corp.
	Term Loan
	6.83%, due 4/4/14		982,531	906,385
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan
	5.463%, due 1/31/15		1,910,257	1,681,708
	Tranche A Term Loan
	5.613%, due 3/31/10		1,698,980	1,571,556
	Nexstar Broadcasting, Inc.
	Mission Term Loan B
	6.58%, due 10/1/12		3,328,732	2,995,859
	Nexstar Term Loan B
	6.58%, due 10/1/12		3,151,863	2,836,677
	Univision Communications, Inc.
	Initial Term Loan
	5.495%, due 9/29/14		3,865,772	3,169,933
❖	UPC Broadband Holding B.V.
	Term Loan N
	6.381%, due 12/31/14		8,000,000	7,155,000
				52,973,610
	Buildings & Real Estate (2.8%)
	Armstrong World Industries, Inc.
	Term Loan
	5.739%, due 10/2/13		1,955,101	1,891,560
❖	CB Richard Ellis Services, Inc.
	Term Loan B
	5.459%, due 12/20/13		6,981,818	6,353,455
	Central Parking Corp.
	Letter of Credit Term Loan
	7.00%, due 5/22/14		568,966	517,759
	Term Loan
	7.75%, due 5/22/14		1,811,252	1,648,239
	General Growth Properties, Inc.
	Tranche A1 Term Loan
	5.70%, due 2/24/10		5,055,921	4,635,648
	Landsource Communities Development LLC
	New Term Loan B
	7.906%, due 2/27/13		2,682,499	2,059,776
	LNR Property Corp.
	Initial Tranche B Term Loan
	7.63%, due 7/12/11		1,171,807	1,072,203
	Stile Acquisition Corp.
	Canadian Term Loan
	5.649%, due 4/6/13		2,922,872	2,501,713
	U.S. Term Loan
	5.651%, due 4/6/13		2,939,638	2,516,062
				23,196,415
	Chemicals, Plastics & Rubber (5.5%)
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit
	4.60%, due 4/2/14		1,745,931	1,638,750
	Gentek, Inc.
	1st Lien Term Loan
	6.438%, due 2/28/11		5,287,690	5,122,449
	Hercules, Inc.
	Term Loan B
	5.523%, due 10/8/10		2,986,455	2,952,857
	Hexion Specialty Chemicals, Inc.
	Term Loan C1
	7.00%, due 5/5/13		3,212,340	3,009,783
	Term Loan C2
	7.125%, due 5/5/13		697,812	653,810
	Huntsman International LLC
	New Term Loan B
	5.035%, due 4/21/14		3,974,476	3,756,985
	INEOS US Finance LLC
	Tranche A4 Term Loan
	7.357%, due 12/17/12		2,688,269	2,370,158
	Tranche B2 Term Loan
	7.357%, due 12/16/13		1,902,983	1,753,123
	Tranche C2 Term Loan
	7.857%, due 12/16/14		1,902,461	1,752,642
	ISP Chemco, Inc.
	Term Loan B
	6.683%, due 6/4/14		4,925,250	4,571,248
	Kraton Polymers LLC
	Term Loan
	6.75%, due 5/13/13		959,690	886,514
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2
	5.50%, due 7/8/13		1,162,099	1,060,416
	Term Loan B1
	5.50%, due 7/8/13		3,282,080	2,994,898
	MacDermid, Inc.
	Term Loan B
	6.83%, due 4/12/14		1,664,085	1,514,317
	Nalco Co.
	Term Loan B
	5.873%, due 11/4/10		1,716,027	1,668,837
	Polymer Group, Inc.
	Term Loan
	7.093%, due 11/22/12		4,288,552	4,181,338
	Rockwood Specialties Group, Inc.
	Tranche E Term Loan
	4.744%, due 7/30/12		2,820,009	2,669,609
	Texas Petrochemicals L.P.
	Term Loan B
	6.469%, due 6/27/13		2,587,258	2,464,363
	Incremental Term Loan B
	7.375%, due 6/27/13		873,281	831,800
				45,853,897
	Containers, Packaging & Glass (3.5%)
	Altivity Packaging LLC
	Delayed Draw 1st Lien Term Loan
	6.566%, due 6/30/13		1,220,119	1,179,594
	1st Lien Term Loan
	6.678%, due 6/30/13		4,077,311	3,941,887
	2nd Lien Term Loan
	8.396%, due 12/30/13		1,231,061	1,217,519
	Delayed Draw 2nd Lien
	8.396%, due 12/30/13		393,939	389,606
	Berry Plastics Corp.
	Term Loan C
	7.16%, due 4/3/15		3,319,900	2,855,529
	Crown Americas LLC
	Term B Dollar Loan
	6.619%, due 11/15/12		3,920,000	3,802,400
	Term Loan B1
	6.619%, due 11/15/12		1,960,000	1,901,200
	Graham Packaging Holdings Co.
	1st Lien Term Loan
	7.253%, due 10/7/11		5,443,750	5,021,859
	Graphic Packaging International, Inc.
	Term Loan B
	6.032%, due 5/16/14		3,829,384	3,498,567
	Smurfit-Stone Container Enterprises, Inc.
	Deposit Fund Commitment
	4.50%, due 11/1/10		944,766	899,627
	Tranche C1 Term Loan
	6.688%, due 11/1/11		638,885	608,139
	Tranche C Term Loan
	7.023%, due 11/1/11		1,666,663	1,586,455
	Tranche B Term Loan
	7.058%, due 11/1/11		837,383	797,375
	Solo Cup Co.
	Term Loan B1
	8.409%, due 2/27/11		1,796,749	1,728,729
				29,428,486
	Diversified Natural Resources, Precious Metals & Minerals (1.2%)
	Appleton Papers, Inc.
	Term Loan B
	6.507%, due 6/5/14		2,388,000	2,190,990
	Georgia-Pacific Corp.
	New Term Loan B
	6.836%, due 12/20/12		2,970,000	2,736,644
	Term Loan B
	6.866%, due 12/20/12		5,293,603	4,877,680
				9,805,314
	Diversified/Conglomerate Manufacturing (3.8%)
	Aearo Technologies, Inc.
	1st Lien Term Loan B
	7.08%, due 6/1/14		2,467,500	2,436,656
	2nd Lien Term Loan
	10.33%, due 12/1/14		1,750,000	1,741,250
	Electrical Components International Holdings
	1st Lien Term Loan
	7.08%, due 5/1/13		4,650,023	3,999,019
	EnerSys Capital, Inc.
	Term Loan
	6.672%, due 3/17/11		4,227,304	4,068,780
	Invensys International Holdings, Ltd.
	Tranche A Term Loan
	6.604%, due 1/15/11		3,029,144	2,998,852
	Term A Bonding
	6.898%, due 12/15/10		2,720,856	2,636,964
	Mueller Water Products, Inc.
	Term Loan
	5.143%, due 5/24/14		4,199,620	3,958,142
	Sensata Technologies Finance Co. LLC
	Term Loan
	5.056%, due 4/26/13		6,402,500	5,709,660
	Walter Industries, Inc.
	Term Loan
	6.567%, due 10/3/12		4,914,511	4,595,067
				32,144,390
	Diversified/Conglomerate Service (3.1%)
	Affiliated Computer Services, Inc.
	Term Loan B
	5.285%, due 3/20/13		984,925	940,757
	1st Securities Repurchase Increase
	5.846%, due 3/20/13		3,180,706	3,038,070
	Dealer Computer Services, Inc.
	1st Lien Term Loan
	6.843%, due 10/26/12		4,351,930	3,982,016
	2nd Lien Term Loan
	10.343%, due 10/26/13		750,000	716,250
	First Data Corp.
	Term Loan B1
	7.63%, due 9/24/14		5,985,000	5,389,223
	Term Loan B2
	7.63%, due 9/24/14		997,500	897,230
	Language Line LLC
	Term Loan B1
	6.52%, due 6/10/11		1,922,640	1,845,735
❖	SunGard Data Systems, Inc.
	Term Loan
	6.898%, due 2/28/14		6,809,730	6,296,875
	VeriFone, Inc.
	Term Loan B
	5.25%, due 10/31/13		1,410,000	1,353,600
	Verint Systems, Inc.
	Term Loan B
	7.381%, due 5/25/14		1,876,923	1,661,077
				26,120,833
	Ecological (1.6%)
	Allied Waste Industries, Inc.
	Tranche A Credit Linked Deposit
	4.60%, due 3/28/14		1,174,567	1,097,018
	Term Loan B
	5.888%, due 3/28/14		3,145,104	2,937,455
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B
	7.08%, due 2/5/13	(c)	352,374	315,374
	Term Loan B
	7.08%, due 2/5/13	(c)	836,887	749,014
	Duratek, Inc.
	Term Loan B
	7.099%, due 6/7/13		990,324	906,146
	EnergySolutions LLC
	Synthetic Letter of Credit
	6.239%, due 6/7/13		125,786	115,094
	Term Loan
	7.099%, due 6/7/13		2,063,600	1,888,194
	IESI Corp.
	Term Loan
	6.61%, due 1/20/12		4,000,000	3,730,000
	Synagro Technologies, Inc.
	Term Loan B
	6.889%, due 3/31/14		995,000	875,600
	2nd Lien Term Loan
	9.64%, due 10/2/14		750,000	630,000
				13,243,895
	Electronics (0.9%)
	Flextronics International, Ltd.
	Term Loan
	7.394%, due 10/1/12		2,992,500	2,902,725
	Freescale Semiconductor, Inc.
	Term Loan B
	6.381%, due 11/29/13		4,954,962	4,185,913
				7,088,638
	Finance (2.5%)
	Brand Energy & Infrastructure Services, Inc.
	New Term Loan
	7.141%, due 2/7/14		2,481,250	2,301,359
	Hertz Corp. (The)
	Letter of Credit
	4.91%, due 12/21/12		388,244	369,640
	Tranche B Term Loan
	6.894%, due 12/21/12		4,936,771	4,700,216
	Rental Services Corp.
	1st Lien Term Loan
	6.405%, due 11/30/12		6,176,837	5,991,532
	2nd Lien Term Loan
	8.15%, due 11/30/13		2,387,522	2,021,436
	United Rentals, Inc.
	Tranche B Credit Linked Deposit
	4.50%, due 2/14/11		1,483,303	1,416,554
	Initial Term Loan
	6.09%, due 2/14/11		3,983,886	3,804,611
				20,605,348
	Grocery (0.5%)
	Roundy's Supermarkets, Inc.
	Tranche B Term Loan
	7.91%, due 11/3/11		3,932,781	3,768,096
	Supervalu, Inc.
	Term Loan B
	5.63%, due 6/1/12		427,773	406,681
				4,174,777
	Healthcare, Education & Childcare (9.7%)
	Accellent, Inc.
	Term Loan
	7.79%, due 11/22/12		2,695,000	2,263,800
	Advanced Medical Optics, Inc.
	Term Loan B
	6.767%, due 4/2/14		1,985,000	1,841,088
	AGA Medical Corp.
	Tranche B Term Loan
	6.789%, due 4/28/13		4,580,523	4,168,276
	Alliance Imaging, Inc.
	Tranche C1 Term Loan
	6.261%, due 12/29/11		5,594,151	5,244,517
	AMR HoldCo, Inc.
	Term Loan
	7.13%, due 2/10/12		3,202,387	3,082,298
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan
	3.755%, due 4/24/15	(d)	500,000	486,750
	Term Loan
	8.08%, due 4/24/15		4,000,000	3,894,000
	Biomet, Inc.
	Term Loan B
	7.858%, due 3/25/15		4,987,500	4,832,209
❖	Community Health Systems, Inc.
	New Term Loan B
	7.331%, due 7/25/14		6,919,954	6,365,029
	DaVita, Inc.
	Tranche B1 Term Loan
	5.568%, due 10/5/12		1,130,815	1,068,363
	Fresenius Medical Care Holdings, Inc.
	Term Loan
	6.247%, due 3/31/13		3,415,303	3,237,219
	Gentiva Health Services, Inc.
	Term Loan B
	6.792%, due 3/31/13		2,513,514	2,356,419
	HCA, Inc.
	Term Loan B
	7.08%, due 11/18/13		2,970,000	2,738,200
	Health Management Associates, Inc.
	Term Loan B
	6.559%, due 2/28/14		6,195,663	5,428,949
	HealthSouth Corp.
	Term Loan B
	6.915%, due 3/10/13		1,568,507	1,461,326
	LifePoint Hospitals, Inc.
	Term Loan B
	6.715%, due 4/15/12		2,288,385	2,128,198
	Mylan Laboratories, Inc.
	Term Loan B
	(zero coupon), due 10/2/14		2,000,000	1,951,072
	Quintiles Transnational Corp.
	Term Loan B
	6.83%, due 3/31/13		1,473,750	1,412,958
	2nd Lien Term Loan C
	8.83%, due 3/31/14		500,000	478,750
	Rural/Metro Operating Co. LLC
	LC Facility Deposits
	3.85%, due 3/4/11		411,765	406,618
	Term Loan B1
	8.326%, due 3/4/11		976,471	964,265
	Select Medical Corp.
	Term Loan B
	6.993%, due 2/24/12		5,346,307	4,954,246
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit
	4.83%, due 4/19/14		413,793	385,862
	Delayed Draw Term Loan B
	6.035%, due 4/19/14		266,010	248,054
	Term Loan B
	6.147%, due 4/19/14		1,823,098	1,700,039
	Sunrise Medical Holdings, Inc.
	Term Loan B1
	8.592%, due 5/13/10	(c)	2,694,167	2,411,279
	U.S. Oncology, Inc.
	Term Loan B
	6.381%, due 8/20/11		5,857,703	5,550,173
❖	Vanguard Health Holding Co. LLC
	Replacement Term Loan
	5.521%, due 9/23/11		6,790,303	6,269,711
	Warner Chilcott Corp.
	Tranche C Term Loan
	6.587%, due 1/18/12		922,665	875,763
	Tranche B Term Loan
	6.774%, due 1/18/12		3,119,139	2,960,584
				81,166,015
	Home & Office Furnishings, Housewares, & Durable Consumer Products (1.5%)
	Jarden Corp.
	Term Loan B1
	6.58%, due 1/24/12		3,640,357	3,395,645
	Term Loan B2
	6.58%, due 1/24/12		383,039	357,291
	Additional Term Loan
	7.33%, due 1/24/12		995,000	958,724
	National Bedding Co. LLC
	1st Lien Term Loan
	5.969%, due 2/23/13		2,925,450	2,501,260
	2nd Lien Term Loan
	9.875%, due 2/28/14		1,000,000	810,000
	Sealy Mattress Co.
	Term Loan E
	6.359%, due 8/25/12		1,500,000	1,470,000
	Simmons Bedding Co.
	Tranche D Term Loan
	5.75%, due 12/19/11		3,738,185	3,383,057
				12,875,977
	Hotels, Motels, Inns & Gaming (1.2%)
	Penn National Gaming, Inc.
	Term Loan B
	5.656%, due 10/3/12		4,834,773	4,703,630
	Venetian Casino Resort LLC/Las Vegas Sands, Inc.
	Term Loan B
	6.58%, due 5/23/14		6,368,000	5,626,395
				10,330,025
	Insurance (0.6%)
	HUB International Holdings, Inc.
	Delayed Draw Term Loan
	6.069%, due 6/13/14	(d)	567,935	505,462
	Initial Term Loan
	7.33%, due 6/13/14		3,251,634	2,893,954
	USI Holdings Corp.
	Term Loan
	7.58%, due 5/5/14		1,990,000	1,830,800
				5,230,216
	Leisure, Amusement, Motion Pictures, Entertainment (5.6%)
	Affinity Group, Inc.
	Term Loan
	5.745%, due 6/24/09	(c)	2,499,325	2,349,365
	AMC Entertainment, Inc.
	Term Loan
	5.035%, due 1/26/13		4,410,000	4,050,898
	Bombardier Recreational Products, Inc.
	Term Loan
	6.43%, due 6/28/13		4,556,962	4,302,533
	Cedar Fair, L.P.
	U.S. Term Loan
	5.271%, due 8/30/12		4,925,000	4,595,025
	Cinemark USA, Inc.
	Term Loan
	6.505%, due 10/5/13		3,954,366	3,599,090
	Easton-Bell Sports, Inc.
	Tranche B Term Loan
	6.851%, due 3/16/12		5,897,462	5,297,885
	Metro-Goldwyn-Mayer Studios, Inc.
	Tranche B Term Loan
	8.108%, due 4/8/12		4,779,038	4,229,448
	Regal Cinemas Corp.
	Term Loan
	6.33%, due 10/27/13		5,304,172	4,897,316
	Six Flags Theme Parks, Inc.
	Tranche B Term Loan
	7.25%, due 4/30/15		5,522,250	4,749,135
	Town Sports International, Inc.
	Term Loan
	6.938%, due 2/27/14		1,488,750	1,332,431
	Universal City Development Partners, Ltd.
	Term Loan
	6.451%, due 6/9/11		1,729,792	1,693,034
	Wimar Opco LLC
	Term Loan B
	9.75%, due 1/3/12		1,419,695	1,400,964
	WMG Acquisition Corp.
	Term Loan
	6.727%, due 2/28/11		4,813,158	4,476,237
				46,973,361
	Machinery (1.5%)
	Colfax Corp.
	New Term Loan B
	7.125%, due 12/19/11		1,945,195	1,906,291
	Flowserve Corp.
	Term Loan B
	6.403%, due 8/10/12		5,331,800	5,162,958
	Gleason Corp.
	1st Lien Term Loan
	6.557%, due 6/30/13		1,414,578	1,312,022
	RBS Global, Inc.
	Term Loan B
	6.427%, due 7/19/13		4,672,131	4,469,674
				12,850,945
	Mining, Steel, Iron & Non-Precious Metals (1.4%)
	Aleris International, Inc.
	New Term Loan B
	6.00%, due 12/19/13		3,955,545	3,289,696
	Magnum Coal Co.
	Term Loan
	6.50%, due 3/21/13		3,837,683	3,300,407
	Funded Letter of Credit
	6.53%, due 3/21/13		390,764	336,057
	Novelis, Inc.
	New CAD Term Loan
	6.83%, due 7/6/14		1,399,219	1,281,160
	New U.S. Term Loan
	6.83%, due 7/6/14		3,078,281	2,818,551
	Tube City IMS Corp.
	Synthetic Letter of Credit
	4.73%, due 1/25/14		106,171	98,739
	Term Loan
	7.08%, due 1/25/14		869,342	808,488
				11,933,098
	Oil & Gas (1.9%)
	Dresser, Inc.
	Term Loan
	7.409%, due 5/4/14		1,630,312	1,453,015
❖	Energy Transfer Co., L.P.
	Term Loan B
	6.648%, due 11/1/12		7,000,000	6,758,500
	Kinder Morgan, Inc.
	Term Loan B
	4.78%, due 5/30/14		3,697,741	3,650,259
	Vulcan Energy Corp.
	Term Loan B
	6.379%, due 8/12/11		4,000,000	3,740,000
				15,601,774
	Personal & Nondurable Consumer Products (1.4%)
	Chattem, Inc.
	Term Loan B
	6.127%, due 1/2/13		731,667	709,717
	Hillman Companies, Inc.
	Term Loan B
	6.375%, due 3/31/11		1,959,975	1,871,776
	JohnsonDiversey, Inc.
	New Term Loan B
	6.878%, due 12/16/11		3,838,291	3,679,961
	Mega Bloks, Inc.
	Term Loan B
	5.50%, due 7/26/12		3,184,673	2,770,666
	Visant Corp.
	Term Loan C
	6.718%, due 12/21/11		2,836,724	2,770,535
				11,802,655
	Personal Transportation (0.3%)
	United Airlines, Inc.
	Term Loan B
	6.784%, due 2/1/14		2,847,372	2,551,069

	Personal, Food & Miscellaneous Services (0.6%)
	Aramark Corp.
	Synthetic Letter of Credit
	5.198%, due 1/27/14		407,560	374,650
	Term Loan
	6.705%, due 1/27/14		4,640,176	4,265,482
				4,640,132
	Printing & Publishing (4.9%)
	Cenveo Corp.
	Delayed Draw Term Loan
	6.66%, due 6/21/13		164,276	151,339
	Term Loan C
	6.66%, due 6/21/13		4,930,057	4,541,815
	Dex Media East LLC
	Replacement Term Loan
	6.58%, due 10/24/14		2,123,000	2,043,388
	Dex Media West LLC
	Tranche B1 Term Loan
	6.378%, due 3/9/10		1,235,474	1,194,806
	Hanley Wood LLC
	New Term Loan B
	6.745%, due 3/8/14		6,758,810	5,254,975
	Idearc, Inc.
	Term Loan B
	6.83%, due 11/17/14		2,937,663	2,670,603
	MediaNews Group, Inc.
	Term Loan C
	7.08%, due 8/2/13		2,462,500	2,056,188
	Merrill Communications LLC
	Term Loan
	6.459%, due 5/15/11		5,390,000	5,093,550
	New Publishing Acquisition, Inc.
	Tranche B Term Loan
	7.13%, due 8/5/12		4,094,353	3,725,861
	Nielsen Finance LLC
	Dollar Term Loan
	6.964%, due 8/9/13		6,428,694	5,919,753
	Penton Media, Inc.
	Term Loan B
	5.522%, due 2/1/13		5,458,750	4,810,523
	R.H. Donnelley, Inc.
	Tranche D2 Term Loan
	6.403%, due 6/30/11		3,350,922	3,171,648
	Tranche D1 Term Loan
	6.431%, due 6/30/11		818,120	775,578
				41,410,027
	Retail Store (2.2%)
	Eye Care Centers of America, Inc.
	Term Loan B
	6.792%, due 3/1/12		3,304,731	3,238,636
	Michaels Stores, Inc.
	New Term Loan B
	7.583%, due 10/31/13		2,729,271	2,322,362
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	6.686%, due 4/6/13		3,665,541	3,357,023
	Pantry, Inc. (The)
	Term Loan B
	5.03%, due 5/15/14		2,321,667	2,112,717
	Petco Animal Supplies, Inc.
	Term Loan B
	6.283%, due 10/25/13		3,952,531	3,646,210
	Yankee Candle Co., Inc. (The)
	Term Loan B
	6.834%, due 2/6/14		4,616,346	4,143,171
				18,820,119
	Telecommunications (2.1%)
	Alltel Communications, Inc.
	Term Loan B3
	6.773%, due 5/15/15		4,995,000	4,538,512
	Centennial Cellular Operating, Co. LLC
	Term Loan
	6.848%, due 2/9/11		3,269,123	3,151,981
	MetroPCS Wireless, Inc.
	Term Loan B
	7.165%, due 11/4/13		4,937,500	4,600,792
	PanAmSat Corp.
	Term Loan B2
	6.60%, due 1/3/14		5,925,000	5,150,520
				17,441,805
	Textiles & Leather (0.7%)
	Springs Windows Fashions LLC
	Term Loan B
	7.625%, due 12/31/12	(c)	2,810,896	2,318,989
	St. Johns Knits International, Inc.
	Term Loan B
	7.843%, due 3/23/12		3,840,547	3,763,736
				6,082,725
	Utilities (7.4%)
	AES Corp.
	Term Loan
	7.095%, due 4/30/08		2,000,000	1,908,750
	Boston Generating LLC
	Synthetic Letter of Credit
	5.073%, due 12/20/13		600,744	529,030
	1st Lien Term Loan
	7.08%, due 12/20/13		2,688,209	2,367,304
	Revolving Credit Commitment
	7.08%, due 12/20/13		168,208	148,128
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit
	5.098%, due 6/28/13		350,318	328,424
	Term Loan
	7.58%, due 6/28/13		5,010,422	4,697,270
	Covanta Energy Corp.
	Funded Letter of Credit
	4.603%, due 2/10/14		1,480,657	1,386,883
	Term Loan B
	6.575%, due 2/10/14		2,985,028	2,795,977
	Dynegy Holdings, Inc.
❖	Synthetic Letter of Credit
	4.761%, due 4/2/13		8,063,830	7,390,500
	Term Loan B
	6.04%, due 4/2/13		185,705	170,198
	InfrastruX Group, Inc.
	Delayed Draw Term Loan
	8.271%, due 11/5/12		3,112,346	2,706,575
	KGen LLC
	1st Lien Term Loan
	6.625%, due 2/8/14		2,784,375	2,540,742
	Synthetic Letter of Credit
	6.625%, due 2/8/14		1,687,500	1,539,844
	LS Power Acquisition Co.
	2nd Lien Term Loan
	8.58%, due 11/1/14		484,087	475,616
	Mackinaw Power Holdings LLC
	Term Loan B
	6.411%, due 6/22/15		4,000,000	3,720,000
	Mirant North America LLC
	Term Loan
	5.021%, due 1/3/13		4,156,767	3,957,587
	NRG Energy, Inc.
	Synthetic Letter of Credit
	6.48%, due 2/1/13		2,727,308	2,497,532
	Term Loan B
	6.58%, due 2/1/13		1,907,150	1,746,473
	Pike Electric, Inc.
	Term Loan C
	5.50%, due 12/10/12		403,131	394,564
	Term Loan B
	5.875%, due 7/2/12		1,062,305	1,039,731
	TPF Generation Holdings LLC
	Synthetic Revolver
	4.73%, due 12/16/11		245,588	218,881
	Synthetic Letter of Credit
	4.83%, due 12/16/13		783,427	698,229
	Term Loan B
	6.83%, due 12/15/13		3,970,527	3,538,732
	2nd Lien Term Loan C
	9.08%, due 12/15/14		1,600,000	1,416,000
	TPF II LC LLC
	Term Loan B
	7.58%, due 10/15/14		1,995,000	1,945,125
	TXU Corp.
	Term Loan B2
	8.396%, due 10/10/14		3,990,000	3,661,731
	Term Loan B3
	8.396%, due 10/10/14		2,992,500	2,757,520
	USPF Holdings LLC
	Synthetic Letter of Credit
	6.58%, due 4/11/14		1,300,000	1,183,000
	Term Loan
	6.943%, due 4/11/14		5,174,000	4,708,340
				62,468,686
	Total Floating Rate Loans
	(Cost $772,633,926)			712,203,250

	Foreign Floating Rate Loans (3.8%)	(b)
	Chemicals, Plastics & Rubber (1.3%)
	Brenntag Holding GmbH and Co.
	Acquisition Term Loan
	5.794%, due 1/20/14		1,904,727	1,755,524
	Term Loan B2
	5.794%, due 1/20/14		3,777,091	3,481,220
	Invista B.V.
	Tranche B1 Term Loan
	6.33%, due 4/29/11		4,056,698	3,857,242
	Tranche B2 Term Loan
	6.33%, due 4/29/11		2,011,937	1,913,016
				11,007,002
	Finance (0.5%)
	Ashtead Group PLC
	Term Loan
	6.688%, due 8/31/11		4,455,000	4,187,700

	Printing & Publishing (0.9%)
❖	Yell Group PLC
	Term Loan B1
	5.271%, due 10/27/12		8,000,000	7,480,000

	Retail Store (0.6%)
	Dollarama Group, L.P.
	Replacement Term Loan B
	6.71%, due 11/18/11		4,870,799	4,602,905

	Telecommunications (0.5%)
	Intelsat Subsidiary Holding Co.
	Tranche B Term Loan
	6.35%, due 7/3/13		1,848,737	1,721,174
	Telesat Canada
	U.S. Delayed Draw Term Loan
	3.139%, due 10/31/14		50,394	47,559
	U.S. Term Loan B
	7.948%, due 10/31/14	(d)	2,842,520	2,682,628
				4,451,361

	Total Foreign Floating Rate Loans
	(Cost $33,851,393)			31,728,968

	Total Long-Term Investments
	(Cost $810,990,752)			748,188,468

			Shares
	Common Stock (0.1%)
	Specialty Retail (0.1%)
	Nellson Nutraceutical, Inc.	(c)	379	459,348

	Total Common Stock
	(Cost $531,732)			459,348

			Principal
			Amount
	Short-Term Investments (10.2%)

	Commercial Paper (1.8%)
	National Rural Utilities
	3.37%, due 2/22/08		$10,000,000	9,980,342
	New Jersey Natural Gas
	3.10%, due 2/12/08		5,400,000	5,394,885
	Total Commercial Paper
	(Cost $15,375,227)			15,375,227

	Federal Agencies (5.4%)
	Farmer Mac (Discount Note)
	2.85%, due 2/26/08		10,000,000	9,980,208
	Federal Farm Credit Bank (Discount Note)
	3.71%, due 2/6/08		10,000,000	9,994,847
	Federal Home Loan (Discount Note)
	2.65%, due 3/3/08		10,000,000	9,977,181
	Freddie Mac (Discount Note)
	2.94%, due 2/4/08		5,000,000	4,998,775
	Tennessee Valley Authority (Discount Note)
	3.85%, due 2/7/08		10,000,000	9,993,583
	Total Federal Agencies
	(Cost $44,944,594)			44,944,594

	Repurchase Agreement (3.0%)
	Wachovia Capital Markets LLC 2.93%, dated 1/31/08 due 2/1/08 Proceeds at Maturity $25,519,077 (Collateralized by various U.S. Government Agencies with rates between 5.38%-5.50% and maturity dates between 6/13/14-4/17/31, with a Principal Amount of $23,726,000 and a Market Value of $26,029,457)		25,517,000	25,517,000
	Total Repurchase Agreement
	(Cost $25,517,000)			25,517,000

	Total Short-Term Investments
	(Cost $85,836,821)			85,836,821

	Total Investments
	(Cost $897,359,305)	(e)	99.3%	834,484,637

	Cash and Other Assets,
	Less Liabilities		0.7	5,542,109

	Net Assets		100.0%	$840,026,746

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at January 31, 2008 is $14,322,712, which represents 1.7% of the Fund's net assets.
(d)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(e)	The cost stated also represents the aggregate cost for federal tax purposes.
	Net realized depreciation is as follows:
	Gross unrealized appreciation		$0
	Gross unrealized depreciation		(62,874,668)
	Net unrealized depreciation		$(62,874,668)

	MainStay Growth Allocation Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.6%)	†
	Equity Funds (99.6%)
	MainStay 130/30 International Fund Class I	(a)	427,727	$3,631,404
	MainStay Capital Appreciation Fund Class I	(a) (b)	46,481	1,448,813
	MainStay Common Stock Fund Class I	(a)	3,028,171	39,941,571
	MainStay Growth Equity Fund Class I	(a)	1,857,878	21,978,698
	MainStay ICAP Equity Fund Class I		436,977	17,199,402
	MainStay ICAP International Fund Class I		572,136	20,064,821
	MainStay ICAP Select Equity Fund Class I		468,563	17,158,783
	MainStay International Equity Fund Class I		880,336	12,844,106
	MainStay Large Cap Growth Fund Class I	(a) (b)	5,429,520	35,997,719
	MainStay S&P 500 Index Fund Class I		403,403	12,816,112

	Total Affiliated Investment Companies
	(Cost $193,880,686)	(c)	99.6%	183,081,429
	Cash and Other Assets,
	Less Liabilities		0.4	699,487
	Net Assets		100.0%	$183,780,916

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2008, cost is $193,882,087 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$3,579,217
	Gross unrealized depreciation		(14,379,875)
	Net unrealized depreciation		$(10,800,658)

	MainStay Growth Equity Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value
	Common Stocks (91.7%)	†
	Aerospace & Defense (3.7%)
	Honeywell International, Inc.		35,292	$2,084,698
	Raytheon Co.		33,033	2,151,770
	United Technologies Corp.		34,037	2,498,656
				6,735,124

	Air Freight & Logistics (1.2%)
	C.H. Robinson Worldwide, Inc.		38,446	2,135,291

	Beverages (2.8%)
	Coca-Cola Co. (The)		29,916	1,770,130
❖	PepsiCo, Inc.		48,478	3,305,715
				5,075,845

	Biotechnology (3.2%)
	Genzyme Corp.	(a)	30,903	2,414,451
❖	Gilead Sciences, Inc.	(a)	72,020	3,290,594
				5,705,045

	Capital Markets (2.8%)
	BlackRock, Inc.	(b)	8,792	1,943,911
	Morgan Stanley		33,452	1,653,532
	State Street Corp.		18,654	1,531,866
				5,129,309

	Chemicals (2.6%)
	E.I. du Pont de Nemours & Co.		40,388	1,824,730
	Monsanto Co.		25,707	2,890,495
				4,715,225

	Commercial Banks (1.3%)
	Synovus Financial Corp.		79,723	1,053,141
	U.S. Bancorp		40,186	1,364,315
				2,417,456

	Communications Equipment (6.5%)
❖	Cisco Systems, Inc.	(a)	206,673	5,063,489
	Corning, Inc.		76,948	1,852,138
	Nokia OYJ, Sponsored ADR	(c)	39,926	1,475,266
❖	QUALCOMM, Inc.		79,061	3,353,768
				11,744,661

	Computers & Peripherals (4.8%)
	Apple, Inc.	(a)	6,828	924,238
	EMC Corp.	(a)	150,879	2,394,450
❖	Hewlett-Packard Co.		81,203	3,552,631
	International Business Machines Corp.		16,955	1,819,950
				8,691,269

	Diversified Consumer Services (1.0%)
	Apollo Group, Inc. Class A	(a)	23,650	1,885,851

	Diversified Financial Services (1.9%)
	CME Group, Inc.		3,357	2,077,647
	JPMorgan Chase & Co.		29,950	1,424,122
				3,501,769

	Electric Utilities (0.9%)
	Exelon Corp.		21,812	1,661,856

	Electrical Equipment (1.0%)
	Emerson Electric Co.		35,216	1,790,381

	Energy Equipment & Services (2.5%)
	Grant Prideco, Inc.	(a)	17,061	849,297
	Transocean, Inc.	(a)	13,814	1,693,596
	Weatherford International, Ltd.	(a)	31,480	1,945,779
				4,488,672

	Food & Staples Retailing (4.2%)
	Costco Wholesale Corp.		32,525	2,209,748
	CVS Caremark Corp.		35,022	1,368,310
❖	Wal-Mart Stores, Inc.		80,138	4,077,421
				7,655,479

	Food Products (0.7%)
	Archer-Daniels-Midland Co.		27,875	1,227,894

	Health Care Equipment & Supplies (6.1%)
	Baxter International, Inc.		31,907	1,938,031
	Becton, Dickinson & Co.		22,628	1,958,001
	Covidien, Ltd.		28,028	1,250,890
	DENTSPLY International, Inc.		34,694	1,433,209
	Gen-Probe, Inc.	(a)	32,785	1,873,663
	St. Jude Medical, Inc.	(a)	63,227	2,561,326
				11,015,120

	Health Care Providers & Services (2.2%)
	Aetna, Inc.		36,937	1,967,265
	Medco Health Solutions, Inc.	(a)	40,558	2,031,145
				3,998,410

	Household Products (1.6%)
	Procter & Gamble Co. (The)		43,524	2,870,408

	Industrial Conglomerates (0.9%)
	Textron, Inc.		27,329	1,531,790

	Insurance (2.4%)
	Aflac, Inc.		40,003	2,453,384
	American International Group, Inc.		35,224	1,942,956
				4,396,340

	Internet Software & Services (2.5%)
	Google, Inc. Class A	(a)	3,594	2,028,094
	VeriSign, Inc.	(a)	39,630	1,344,250
	Yahoo!, Inc.	(a)	57,837	1,109,314
				4,481,658

	IT Services (1.0%)
	Mastercard, Inc. Class A		8,382	1,735,074

	Life Sciences Tools & Services (1.3%)
	Invitrogen Corp.	(a)	17,404	1,491,001
	Thermo Fisher Scientific, Inc.	(a)	16,644	857,000
				2,348,001

	Machinery (2.0%)
	Danaher Corp.		20,251	1,507,687
	Deere & Co.		23,204	2,036,383
				3,544,070

	Media (1.9%)
	Time Warner, Inc.		87,576	1,378,446
	Viacom, Inc. Class B	(a)	55,054	2,133,893
				3,512,339

	Multiline Retail (3.1%)
	Dollar Tree Stores, Inc.	(a)	59,002	1,652,646
	J.C. Penney Co., Inc.		35,710	1,693,011
	Target Corp.		39,540	2,197,633
				5,543,290

	Oil, Gas & Consumable Fuels (3.9%)
	CONSOL Energy, Inc.		27,608	2,015,384
	Valero Energy Corp.		24,283	1,437,311
	Williams Cos., Inc.		52,285	1,671,551
	XTO Energy, Inc.		38,930	2,022,024
				7,146,270

	Pharmaceuticals (3.8%)
	Allergan, Inc.		29,380	1,974,042
	Johnson & Johnson		51,860	3,280,664
	Merck & Co., Inc.		255	11,801
	Schering-Plough Corp.		85,994	1,682,903
				6,949,410

	Road & Rail (1.0%)
	CSX Corp.		37,879	1,836,374

	Semiconductors & Semiconductor Equipment (3.9%)
	Applied Materials, Inc.		134,321	2,407,032
	Cree, Inc.	(a)	41,376	1,222,661
	Intel Corp.		89,432	1,895,958
	MEMC Electronic Materials, Inc.	(a)	22,306	1,593,987
				7,119,638

	Software (6.8%)
	Autodesk, Inc.	(a)	20,995	863,944
❖	Microsoft Corp.		238,889	7,787,781
❖	Oracle Corp.	(a)	175,541	3,607,368
				12,259,093

	Specialty Retail (4.5%)
	American Eagle Outfitters, Inc.		52,814	1,216,306
	Best Buy Co., Inc.		26,537	1,295,271
	Dick's Sporting Goods, Inc.	(a)	51,043	1,661,450
	Home Depot, Inc. (The)		68,161	2,090,498
	Staples, Inc.		81,684	1,955,515
				8,219,040

	Textiles, Apparel & Luxury Goods (1.0%)
	NIKE, Inc. Class B		28,099	1,735,394

	Wireless Telecommunication Services (0.7%)
	China Mobile, Ltd., Sponsored ADR	(c)	15,784	1,193,270

	Total Common Stocks
	(Cost $166,693,052)			165,996,116

	Exchange Traded Funds (7.4%)
❖	iShares Russell 1000 Growth Index Fund	(d)	155,218	8,689,104
❖	Powershares QQQ	(b) (d)	104,892	4,730,629
	Total Exchange Traded Funds
	(Cost $13,706,754)			13,419,733

	Short-Term Investment (2.2%)

	Investment Company (2.2%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	4,031,224	4,031,224

	Total Short-Term Investment
	(Cost $4,031,224)			4,031,224

	Total Investments
	(Cost $184,431,030)	(f)	101.3%	183,447,073

	Liabilities in Excess of
	Cash and Other Assets		(1.3)	(2,321,345)

	Net Assets		100.0%	$181,125,728

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $3,904,074; cash collateral of $4,031,224 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At January 31, 2008, cost is $184,584,549 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$6,849,448
	Gross unrealized depreciation		(7,986,924)
	Net unrealized depreciation		$(1,137,476)

MainStay Income Manager Fund
Portfolio of Investments		†††	January 31, 2008 unaudited
			Principal
			Amount	Value
Long-Term Bonds (43.2%)	†
Asset-Backed Securities (4.5%)
Airlines (0.0%)	‡
Continental Airlines, Inc.
Series 1992-2, Class A1
7.256%, due 3/15/20			$30,507	$31,117

Automobile (0.3%)
Drive Auto Receivables Trust
Series 2005-3, Class A4
5.09%, due 6/17/13	(a) (b)		500,000	499,166
Harley-Davidson Motorcycle Trust
Series 2007-3, Class B
6.04%, due 8/15/14			500,000	506,625
				1,005,791

Credit Cards (0.2%)
Chase Issuance Trust
Series 2005, Class A-10
4.65%, due 12/17/12			750,000	769,513

Home Equity (4.0%)
Ameriquest Mortgage Securities, Inc.
Series 2003-8, Class AF5
4.64%, due 10/25/33			500,000	483,484
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5
5.833%, due 4/25/32			364,760	369,672
Citicorp Residential Mortgage Securities, Inc.
Series 2006-2, Class A2
5.557%, due 9/25/36			540,000	540,620
Series 2006-1, Class A3
5.706%, due 7/25/36	(b)		500,000	467,808
Citifinancial Mortgage Securities, Inc.
Series 2003-3, Class AF5
4.553%, due 8/25/33			578,617	556,734
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WF2, Class A2C
5.852%, due 5/25/36			500,000	497,023
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A3
5.555%, due 4/25/36	(c)		500,000	442,967
Series 2003-5, Class AF5
5.739%, due 2/25/34			612,813	595,995
Series 2006-S5, Class A3
5.762%, due 6/25/35			500,000	390,380
Series 2007-S1, Class A3
5.81%, due 11/25/36	(c)		500,000	446,280
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, due 2/25/37			500,000	454,565
Series 2007-CB4, Class A2B
5.723%, due 4/25/37			200,000	187,136
Equity One ABS, Inc.
Series 2003-4, Class AF6
4.833%, due 10/25/34	(b)		500,000	497,891
Series 2003-3, Class AF4
4.995%, due 12/25/33			496,169	488,238
GMAC Mortgage Corp. Loan Trust
Series 2006-HE2, Class A3
6.32%, due 5/25/36			500,000	430,849
GSAA Home Equity Trust
Series 2006-6, Class AF2
5.687%, due 3/25/36	(c)		500,000	507,153
Series 2007-2, Class AF2
5.76%, due 3/25/37	(c)		500,000	505,558
Series 2006-13, Class AF3
6.04%, due 7/25/36	(c)		500,000	490,242
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF3
5.532%, due 11/25/36			500,000	486,772
Series 2007-CH2, Class AF3
5.552%, due 1/25/37			500,000	483,199
Series 2006-WF1, Class A6
6.24%, due 7/25/36			500,000	473,431
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, due 4/20/28	(a)		139,013	139,726
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
5.651%, due 10/25/46			500,000	469,487
Series 2007-3XS, Class 2A2
5.704%, due 1/25/47			500,000	498,197
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A3
5.611%, due 1/25/37	(c)		570,000	512,626
Residential Asset Mortgage Products, Inc.
Series 2003-RZ5, Class A7
4.97%, due 9/25/33	(b)		468,593	467,392
Series 2003-RS7, Class AI6
5.34%, due 8/25/33	(c)		454,120	460,260
Residential Asset Securities Corp.
Series 2003-KS9, Class AI6
4.71%, due 11/25/33	(c)		88,031	83,538
Series 2002-KS2, Class AI6
6.228%, due 4/25/32	(c)		413,728	421,157
Residential Funding Mortgage Securities II, Inc.
Series 2007-HSA3, Class 1A3
6.03%, due 5/25/37	(b) (c)		750,000	681,782
Saxon Asset Securities Trust
Series 2003-1, Class AF5
4.955%, due 6/25/33	(b)		96,707	89,652
Terwin Mortgage Trust
Series 2005-14HE, Class AF2
4.849%, due 8/25/36			484,273	476,724
				14,096,538

Total Asset-Backed Securities
(Cost $16,492,749)				15,902,959

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (6.1%)
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, due 10/10/45			500,000	499,487
Series 2006-4, Class A3A
5.60%, due 7/10/46			250,000	248,245
Series 2006-4, Class A4
5.634%, due 7/10/46			500,000	501,681
Series 2006-2, Class AAB
5.722%, due 5/10/45	(c)		500,000	503,788
Series 2006-2, Class A4
5.74%, due 5/10/45	(c)		730,000	742,395
Banc of America Funding Corp.
Series 2006-7, Class T2A3
5.695%, due 10/25/36			500,000	521,049
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-8, Class A4
5.095%, due 8/25/35	(a) (c)		500,000	484,648
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class AAB
5.69%, due 9/11/38	(c)		250,000	250,905
Series 2007-PW17, Class A3
5.736%, due 6/11/50			500,000	493,755
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.23%, due 7/15/44	(c)		1,000,000	935,620
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AAB
5.291%, due 12/10/46			500,000	487,322
Series 2006-C8, Class A4
5.306%, due 12/10/46			500,000	489,016
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.223%, due 8/15/48			500,000	485,405
First Horizon Alternative Mortgage Securities
Series 2006-AA6, Class 1A1
5.684%, due 10/25/36	(c)		606,713	613,495
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5
4.878%, due 1/15/42			510,000	497,598
Series 2006-LDP8, Class A4
5.399%, due 5/15/45			500,000	493,043
Series 2006-CB16, Class A3B
5.579%, due 5/12/45			500,000	494,948
Series 2006-CB15, Class A4
5.814%, due 6/12/43	(c)		500,000	508,188
Series 2007-CB20, Class A3
5.819%, due 2/12/51			500,000	496,175
Series 2007-LD12, Class A3
5.99%, due 2/15/51	(c)		500,000	502,167
JPMorgan Mortgage Trust
Series 2006-A4, Class 1A1
5.818%, due 6/25/36	(c)		1,015,595	1,026,274
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.347%, due 11/15/38			500,000	490,888
Series 2007-C6, Class AAB
5.855%, due 7/15/40			500,000	500,250
Series 2006-C4, Class AAB
5.86%, due 6/15/32	(c)		300,000	303,490
Series 2007-C6, Class A3
5.933%, due 7/15/40			500,000	499,138
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class A4
5.291%, due 1/12/44	(c)		500,000	508,820
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
5.92%, due 8/12/49	(c)		500,000	500,402
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, due 12/15/43			500,000	489,768
Series 2007-IQ14, Class AAB
5.654%, due 4/15/49	(c)		500,000	493,107
Series 2006-HQ9, Class AM
5.773%, due 7/12/44	(c)		500,000	480,069
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-8, Class 4A3
5.736%, due 9/25/36	(c)		500,000	486,715
Series 2005-22, Class 5A2
6.001%, due 12/25/35	(c)		711,594	719,287
Series 2006-5, Class 1A1
6.062%, due 6/25/36	(c)		712,996	664,502
TBW Mortgage-Backed Pass-Through Certificates
Series 2006-6, Class A2B
5.66%, due 1/25/37			500,000	494,135
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.935%, due 4/15/42			1,000,000	978,211
Series 2006-C29, Class AM
5.339%, due 11/15/48			500,000	464,685
WaMu Mortgage Pass-Through Certificates
Series 2006-AR12, Class 2A1
5.75%, due 10/25/36	(c)		1,469,399	1,489,032
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR3, Class A2
5.738%, due 4/25/37	(c)		1,000,000	965,000
Total Commercial Mortgage Loans
(Cost $22,123,211)				21,802,703

Corporate Bonds (16.5%)
Advertising (0.1%)
Lamar Media Corp.
6.625%, due 8/15/15			300,000	284,250
R.H. Donnelley Corp.
8.875%, due 1/15/16			250,000	214,375
				498,625

Aerospace & Defense (0.2%)
DRS Technologies, Inc.
6.875%, due 11/1/13			200,000	196,000
Lockheed Martin Corp.
7.65%, due 5/1/16			100,000	116,365
Northrop Grumman Corp.
7.125%, due 2/15/11			100,000	108,530
Raytheon Co.
6.40%, due 12/15/18			50,000	54,819
TransDigm, Inc.
7.75%, due 7/15/14			200,000	201,000
				676,714

Auto Manufacturers (0.1%)
Ford Motor Credit Co.
7.45%, due 7/16/31			35,000	25,813
General Motors Corp.
8.375%, due 7/15/33	(d)		400,000	325,000
				350,813

Auto Parts & Equipment (0.1%)
TRW Automotive, Inc.
7.00%, due 3/15/14	(a)		300,000	275,250

Banks (0.4%)
Deutsche Bank Financial, Inc.
7.50%, due 4/25/09			100,000	104,539
KeyBank N.A.
5.80%, due 7/1/14			175,000	177,511
Mercantile-Safe Deposit & Trust Co.
5.70%, due 11/15/11			100,000	107,719
National City Bank
4.625%, due 5/1/13			250,000	239,541
Popular North America, Inc.
5.65%, due 4/15/09			375,000	372,648
SunTrust Banks, Inc.
5.45%, due 12/1/17			50,000	49,117
Wells Fargo & Co.
4.375%, due 1/31/13			250,000	249,933
Wells Fargo Bank N.A.
6.45%, due 2/1/11			250,000	265,784
				1,566,792

Beverages (0.2%)
Anheuser-Busch Cos., Inc.
5.75%, due 4/1/10			100,000	105,223
Coca-Cola Co. (The)
5.35%, due 11/15/17			275,000	287,977
Coca-Cola Enterprises, Inc.
7.00%, due 5/15/98			100,000	107,655
Cott Beverages USA, Inc.
8.00%, due 12/15/11			200,000	181,000
				681,855

Building Materials (0.2%)
Compression Polymers Corp.
10.50%, due 7/1/13			200,000	178,000
Masco Corp.
5.75%, due 10/15/08			200,000	203,000
Nortek, Inc.
8.50%, due 9/1/14			250,000	195,000
NTK Holdings, Inc.
(zero coupon), due 3/1/14	(d)		100,000	56,000
U.S. Concrete, Inc.
8.375%, due 4/1/14			200,000	166,000
				798,000

Chemicals (0.3%)
Dow Chemical Co. (The)
8.55%, due 10/15/09			100,000	107,902
Innophos, Inc.
8.875%, due 8/15/14			325,000	319,313
MacDermid, Inc.
9.50%, due 4/15/17	(a)		150,000	129,000
Mosaic Global Holdings, Inc.
7.875%, due 12/1/16	(a) (d)		250,000	270,000
Rockwood Specialties Group, Inc.
7.50%, due 11/15/14			400,000	388,000
				1,214,215

Commercial Services (0.6%)
ARAMARK Corp.
8.50%, due 2/1/15			250,000	248,750
Corrections Corp. of America
7.50%, due 5/1/11			200,000	201,500
Hertz Corp. (The)
8.875%, due 1/1/14			400,000	386,000
Iron Mountain, Inc.
8.75%, due 7/15/18	(d)		150,000	157,500
Mac-Gray Corp.
7.625%, due 8/15/15			400,000	380,000
McKesson Corp.
5.25%, due 3/1/13			125,000	128,498
Service Corp. International
7.00%, due 6/15/17			350,000	343,000
United Rentals, Inc.
7.75%, due 11/15/13			300,000	246,375
Viant Holdings, Inc.
10.125%, due 7/15/17	(a)		85,000	71,400
				2,163,023

Computers (0.2%)
Activant Solutions, Inc.
9.50%, due 5/1/16			250,000	210,938
SunGard Data Systems, Inc.
9.125%, due 8/15/13			400,000	406,000
				616,938

Diversified Financial Services (1.7%)
American General Finance Corp.
6.90%, due 12/15/17			500,000	511,933
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.125%, due 2/15/13			400,000	371,000
Ameriprise Financial, Inc.
5.35%, due 11/15/10			50,000	51,271
Capital One Bank
5.125%, due 2/15/14			100,000	91,392
Caterpillar Financial Services Corp.
4.30%, due 6/1/10			50,000	50,637
Citigroup, Inc.
5.875%, due 2/22/33			250,000	231,956
Ford Motor Credit Co.
9.875%, due 8/10/11			350,000	335,816
General Electric Capital Corp.
5.625%, due 9/15/17			500,000	516,081
General Motors Acceptance Corp.
6.875%, due 9/15/11			500,000	437,138
Global Cash Acceptance/Global Cash Finance Corp.
8.75%, due 3/15/12			300,000	288,750
Goldman Sachs Group, Inc. (The)
5.35%, due 1/15/16			150,000	151,593
5.70%, due 9/1/12			150,000	158,430
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
9.75%, due 4/1/17	(a) (d)		400,000	381,000
JPMorgan Chase & Co.
5.15%, due 10/1/15			100,000	99,329
5.75%, due 1/2/13			250,000	260,384
Lehman Brothers Holdings, Inc.
5.75%, due 7/18/11			125,000	127,048
7.00%, due 9/27/27			125,000	126,690
MBNA Corp.
6.125%, due 3/1/13			100,000	106,695
Morgan Stanley
Series E
5.45%, due 1/9/17			350,000	346,689
6.60%, due 4/1/12			125,000	133,012
6.75%, due 10/15/13			125,000	134,838
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
9.25%, due 4/1/15	(a)		350,000	299,250
Pricoa Global Funding I
4.625%, due 6/25/12	(a)		200,000	206,409
Rainbow National Services LLC
10.375%, due 9/1/14	(a)		130,000	138,125
Snoqualmie Entertainment Authority
9.125%, due 2/1/15	(a)		400,000	366,000
Textron Financial Corp.
4.125%, due 3/3/08			25,000	25,018
Toyota Motor Credit Corp.
4.25%, due 3/15/10			50,000	50,603
				5,997,087

Electric (2.9%)
AES Corp. (The)
8.75%, due 5/15/13	(a)		125,000	130,625
American Electric Power Co., Inc.
Series C
5.375%, due 3/15/10			100,000	102,820
Arizona Public Service Co.
5.50%, due 9/1/35			325,000	276,160
CMS Energy Corp.
8.50%, due 4/15/11			500,000	537,924
Commonwealth Edison Co.
5.95%, due 8/15/16			150,000	154,173
6.15%, due 9/15/17			250,000	260,359
Consolidated Edison Co. of New York, Inc.
3.85%, due 6/15/13			1,000,000	968,974
Consumers Energy Co.
Series C
4.25%, due 4/15/08			125,000	124,909
Series B
5.375%, due 4/15/13			100,000	101,429
Dominion Resources, Inc.
Series D
5.125%, due 12/15/09			1,250,000	1,276,788
Series B
6.25%, due 6/30/12			60,000	64,503
DTE Energy Co.
Series A
6.65%, due 4/15/09			100,000	102,856
Duke Energy Carolinas LLC
6.00%, due 1/15/38			320,000	323,467
Duke Energy Corp.
6.25%, due 1/15/12			125,000	133,955
Edison Mission Energy
7.00%, due 5/15/17			600,000	583,500
Energy Future Holdings
10.875%, due 11/1/17	(a)		200,000	198,000
Entergy Mississippi, Inc.
5.15%, due 2/1/13			250,000	248,363
FirstEnergy Corp.
Series B
6.45%, due 11/15/11			125,000	132,007
IES Utilities, Inc.
Series B
6.75%, due 3/15/11			100,000	106,886
Mirant North America LLC
7.375%, due 12/31/13			400,000	400,000
Nevada Power Co.
6.50%, due 4/15/12			900,000	950,187
Niagara Mohawk Power Corp.
7.75%, due 10/1/08			100,000	102,285
Northern States Power Co.
6.875%, due 8/1/09			100,000	104,237
NRG Energy, Inc.
7.375%, due 2/1/16			600,000	579,750
Pacific Gas & Electric Co.
5.625%, due 11/30/17			575,000	589,734
5.80%, due 3/1/37			300,000	287,723
Pepco Holdings, Inc.
6.45%, due 8/15/12			400,000	426,450
7.45%, due 8/15/32			50,000	54,471
Progress Energy, Inc.
5.625%, due 1/15/16			50,000	51,086
PSE&G Power LLC
7.75%, due 4/15/11			100,000	108,918
Reliant Energy, Inc.
7.625%, due 6/15/14			400,000	390,000
San Diego Gas & Electric Co.
5.35%, due 5/15/35			50,000	46,022
Southern California Edison Co.
6.65%, due 4/1/29			100,000	105,593
Texas Competitive Electric Holdings Co. LLC
10.25%, due 11/1/15	(a)		200,000	196,500
Union Electric Co.
5.40%, due 2/1/16			50,000	50,206
				10,270,860

Engineering & Construction (0.1%)
Esco Corp.
8.625%, due 12/15/13	(a)		250,000	238,750

Entertainment (0.6%)
Isle of Capri Casinos, Inc.
7.00%, due 3/1/14			150,000	115,500
Marquee, Inc.
Series B
8.625%, due 8/15/12			300,000	300,000
Mashantucket Pequot Tribal Nation
8.50%, due 11/15/15			155,000	147,250
Pokagon Gaming Authority
10.375%, due 6/15/14	(a)		400,000	413,500
Shingle Springs Tribal Gaming Authority
9.375%, due 6/15/15	(a)		400,000	360,000
Six Flags, Inc.
8.875%, due 2/1/10	(d)		200,000	146,500
Tunica-Biloxi Gaming Authority
9.00%, due 11/15/15	(a)		250,000	248,750
Vail Resorts, Inc.
6.75%, due 2/15/14			300,000	288,000
Warner Music Group
7.375%, due 4/15/14			100,000	78,000
WMG Holdings Corp.
(zero coupon), due 12/15/14
9.50%, beginning 12/15/09			100,000	55,500
				2,153,000

Environmental Control (0.2%)
Allied Waste North America
6.875%, due 6/1/17			350,000	339,500
7.875%, due 4/15/13			150,000	151,875
Republic Services, Inc.
6.75%, due 8/15/11			25,000	26,842
Waste Services, Inc.
9.50%, due 4/15/14			150,000	139,500
				657,717

Food (0.3%)
Del Monte Corp.
6.75%, due 2/15/15			300,000	279,000
Kellogg Co.
Series B
7.45%, due 4/1/31			100,000	115,246
Kroger Co. (The)
4.95%, due 1/15/15			100,000	97,761
Safeway, Inc.
6.35%, due 8/15/17			200,000	211,561
6.50%, due 3/1/11			100,000	106,522
Unilever Capital Corp.
7.125%, due 11/1/10			100,000	109,198
				919,288

Forest Products & Paper (0.4%)
Appleton Papers, Inc.
8.125%, due 6/15/11			400,000	390,000
Buckeye Technologies, Inc.
8.50%, due 10/1/13			400,000	404,000
Georgia-Pacific Corp.
7.00%, due 1/15/15	(a)		395,000	379,200
NewPage Corp.
10.00%, due 5/1/12	(a)		200,000	199,000
Weyerhaeuser Co.
6.75%, due 3/15/12			100,000	106,105
				1,478,305

Gas (0.0%)	‡
Atmos Energy Corp.
4.00%, due 10/15/09			50,000	49,984

Hand & Machine Tools (0.1%)
Baldor Electric Co.
8.625%, due 2/15/17			400,000	388,000

Health Care-Products (0.0%)	‡
Bausch & Lomb, Inc.
9.875%, due 11/1/15	(a)		155,000	157,325

Health Care-Services (0.3%)
Aetna, Inc.
7.875%, due 3/1/11			50,000	55,143
DaVita, Inc.
7.25%, due 3/15/15			400,000	398,000
HCA, Inc.
9.25%, due 11/15/16			500,000	524,375
Quest Diagnostics, Inc.
5.125%, due 11/1/10			25,000	25,925
				1,003,443

Home Builders (0.1%)
Centex Corp.
4.875%, due 8/15/08			100,000	97,750
Meritage Homes Corp.
6.25%, due 3/15/15			300,000	210,000
Pulte Homes, Inc.
7.875%, due 8/1/11			100,000	96,625
				404,375

Home Furnishings (0.0%)	‡
ALH Finance LLC/ALH Finance Corp.
8.50%, due 1/15/13			200,000	186,000

Household Products & Wares (0.2%)
American Greetings Corp.
7.375%, due 6/1/16			150,000	148,500
Johnsondiversey, Inc.
Series B
9.625%, due 5/15/12			400,000	406,000
				554,500

Insurance (0.3%)
Allstate Corp. (The)
7.20%, due 12/1/09			100,000	105,694
American International Group, Inc.
4.70%, due 10/1/10			100,000	101,574
Berkshire Hathaway Finance Corp.
4.625%, due 10/15/13			100,000	102,469
CIGNA Corp.
7.00%, due 1/15/11			100,000	106,908
Everest Reinsurance Holdings, Inc.
8.75%, due 3/15/10			500,000	548,110
Lincoln National Corp.
6.30%, due 10/9/37			150,000	145,293
Nationwide Financial Services, Inc.
5.10%, due 10/1/15			25,000	25,257
Principal Life Income Funding Trust
5.20%, due 11/15/10			25,000	26,056
				1,161,361

Iron & Steel (0.1%)
Steel Dynamics, Inc.
7.375%, due 11/1/12	(a)		400,000	399,000

Leisure Time (0.2%)
Leslie's Poolmart, Inc.
7.75%, due 2/1/13			400,000	364,000
Travelport LLC
9.875%, due 9/1/14			400,000	384,000
				748,000

Lodging (0.3%)
Harrah's Operating Co., Inc.
5.625%, due 6/1/15			50,000	31,750
MGM Mirage, Inc.
5.875%, due 2/27/14			400,000	362,000
Station Casinos, Inc.
7.75%, due 8/15/16			150,000	132,188
Wynn Las Vegas LLC
6.625%, due 12/1/14			400,000	385,500
				911,438

Machinery - Construction & Mining (0.1%)
Caterpillar, Inc.
7.25%, due 9/15/09			100,000	105,655
Terex Corp.
8.00%, due 11/15/17			155,000	152,288
				257,943

Media (1.0%)
Allbritton Communications Co.
7.75%, due 12/15/12			300,000	299,250
CCH I LLC
11.00%, due 10/1/15			200,000	143,250
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.25%, due 9/15/10			200,000	189,500
Charter Communications Operating LLC
8.00%, due 4/30/12	(a)		200,000	190,000
Comcast Cable Communications Holdings, Inc.
8.375%, due 3/15/13			150,000	169,637
Comcast Corp.
6.50%, due 1/15/15			100,000	104,729
CSC Holdings, Inc.
7.625%, due 7/15/18			200,000	179,000
Dex Media, Inc.
8.00%, due 11/15/13			250,000	225,000
Idearc, Inc.
8.00%, due 11/15/16			400,000	358,000
Mediacom Broadband LLC
8.50%, due 10/15/15			300,000	246,000
News America Holdings, Inc.
9.25%, due 2/1/13			100,000	116,685
Salem Communciations Corp.
7.75%, due 12/15/10			300,000	296,625
Time Warner Cable, Inc.
6.55%, due 5/1/37			300,000	297,184
9.25%, due 2/15/14			400,000	400,000
Univision Communications, Inc.
9.75%, due 3/15/15	(a) (d) (e)		400,000	299,000
				3,513,860

Metal Fabricate & Hardware (0.0%)	‡
Mueller Water Products, Inc.
7.375%, due 6/1/17			145,000	123,250

Mining (0.3%)
Century Aluminum Co.
7.50%, due 8/15/14			400,000	380,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, due 4/1/17			500,000	531,250
				911,250

Miscellaneous - Manufacturing (0.4%)
Actuant Corp.
6.875%, due 6/15/17	(a)		200,000	194,000
General Electric Co.
5.25%, due 12/6/17			250,000	252,201
Parker Hannifin Corp.
7.30%, due 5/15/11			500,000	571,301
SPX Corp.
7.625%, due 12/15/14	(a)		300,000	307,500
Textron, Inc.
5.60%, due 12/1/17			175,000	180,680
				1,505,682

Oil & Gas (0.7%)
Chesapeake Energy Corp.
6.625%, due 1/15/16			500,000	488,750
Comstock Resources, Inc.
6.875%, due 3/1/12			400,000	378,000
Connacher Oil & Gas
10.25%, due 12/15/15	(a)		200,000	198,000
Denbury Resources, Inc.
7.50%, due 12/15/15			400,000	400,000
Devon Financing Corp. LLC
6.875%, due 9/30/11			125,000	136,408
Enterprise Products Operating, L.P.
4.95%, due 6/1/10			100,000	101,704
Exco Resources, Inc.
7.25%, due 1/15/11			400,000	382,000
Motiva Enterprises LLC
5.20%, due 9/15/12	(a)		200,000	207,529
Pemex Project Funding Master Trust
5.75%, due 3/1/18	(a)		97,000	98,601
Southwestern Energy Co.
7.50%, due 2/1/18	(a)		250,000	256,875
				2,647,867

Oil & Gas Services (0.2%)
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17			400,000	368,000
Complete Production Services, Inc.
8.00%, due 12/15/16			200,000	194,000
				562,000

Packaging & Containers (0.2%)
Berry Plastics Holding Corp.
8.875%, due 9/15/14			400,000	355,000
Graham Packaging Co., Inc.
8.50%, due 10/15/12			250,000	220,000
				575,000

Pharmaceuticals (0.2%)
Abbott Laboratories
6.15%, due 11/30/37			250,000	260,482
Bristol-Myers Squibb Co.
5.875%, due 11/15/36			400,000	387,820
Eli Lilly & Co.
4.50%, due 3/15/18			100,000	98,664
Schering-Plough Corp.
5.55%, due 12/1/13			100,000	105,387
				852,353

Pipelines (0.5%)
Dynegy Holdings, Inc.
7.75%, due 6/1/19			200,000	182,000
El Paso Corp.
7.00%, due 6/15/17			400,000	405,814
Kinder Morgan Finance Co. ULC
5.70%, due 1/5/16			550,000	487,561
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B
6.875%, due 11/1/14			150,000	141,750
Targa Resources, Inc.
8.50%, due 11/1/13			150,000	141,375
Williams Cos., Inc.
7.625%, due 7/15/19			400,000	431,000
				1,789,500

Real Estate (0.2%)
AMB Property, L.P.
5.45%, due 12/1/10			500,000	514,691
ERP Operating, L.P.
7.125%, due 10/15/17			100,000	100,596
				615,287

Real Estate Investment Trusts (0.6%)
AvalonBay Communities, Inc.
6.125%, due 11/1/12			250,000	252,568
Camden Property Trust
4.375%, due 1/15/10			65,000	63,869
Host Marriott, L.P.
7.125%, due 11/1/13			400,000	396,000
Liberty Property, L.P.
8.50%, due 8/1/10			125,000	136,402
New Plan Excel Realty Trust
4.50%, due 2/1/11			500,000	416,250
5.25%, due 9/15/15			125,000	91,875
ProLogis
5.625%, due 11/15/16			100,000	91,976
Regency Centers, L.P.
6.75%, due 1/15/12			200,000	209,092
Weingarten Realty Investors
7.00%, due 7/15/11			500,000	539,394
				2,197,426

Retail (0.6%)
Claires Stores, Inc.
10.50%, due 6/1/17	(a) (d)		60,000	27,600
CVS Caremark Corp.
6.25%, due 6/1/27			540,000	538,142
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.75%, due 5/1/14			300,000	291,000
J.C. Penney Co., Inc.
8.00%, due 3/1/10			250,000	262,717
Macy's Retail Holdings, Inc.
5.95%, due 11/1/08			100,000	100,984
6.30%, due 4/1/09			250,000	253,705
Neiman Marcus Group, Inc. (The)
9.00%, due 10/15/15	(e)		400,000	400,000
United Auto Group, Inc.
7.75%, due 12/15/16			300,000	268,500
				2,142,648

Semiconductors (0.2%)
Amkor Technology, Inc.
9.25%, due 6/1/16			400,000	376,500
Freescale Semiconductor, Inc.
8.875%, due 12/15/14			250,000	203,125
				579,625

Telecommunications (0.7%)
American Tower Corp.
7.00%, due 10/15/17	(a)		300,000	297,000
AT&T, Inc.
6.80%, due 5/15/36			235,000	247,756
BellSouth Corp.
6.00%, due 10/15/11			250,000	263,859
Cincinnati Bell, Inc.
8.375%, due 1/15/14			300,000	286,500
Embarq Corp.
7.995%, due 6/1/36			50,000	49,952
GCI, Inc.
7.25%, due 2/15/14			250,000	212,500
MetroPCS Wireless, Inc.
9.25%, due 11/1/14			400,000	368,000
New Cingular Wireless Services, Inc.
7.875%, due 3/1/11			100,000	110,009
Qwest Capital Funding
6.875%, due 7/15/28			300,000	249,000
Qwest Communications International, Inc.
Series B
7.50%, due 2/15/14			200,000	198,000
Sprint Capital Corp.
6.125%, due 11/15/08			150,000	149,834
8.75%, due 3/15/32			80,000	78,477
				2,510,887

Textiles (0.1%)
INVISTA
9.25%, due 5/1/12	(a)		250,000	254,375
Simmons Co.
7.875%, due 1/15/14			250,000	208,750
				463,125

Transportation (0.3%)
Burlington Northern Santa Fe Corp.
6.15%, due 5/1/37			150,000	144,668
7.125%, due 12/15/10			100,000	107,425
Norfolk Southern Corp.
6.75%, due 2/15/11			100,000	107,477
7.05%, due 5/1/37			25,000	27,480
Union Pacific Corp.
5.75%, due 11/15/17			485,000	488,920
6.65%, due 1/15/11			100,000	106,019
				981,989

Trucking & Leasing (0.0%)	‡
TTX Co.
5.00%, due 4/1/12	(a)		100,000	105,269

Total Corporate Bonds
(Cost $60,949,882)				58,855,619

Foreign Bonds (3.0%)
Banks (0.3%)
Barclays Bank PLC
5.45%, due 9/12/12			375,000	392,352
ICICI Bank, Ltd.
5.75%, due 1/12/12	(a)		155,000	147,319
Kazkommerts International B.V.
7.50%, due 11/29/16	(a)		160,000	128,000
Nordea Bank Sweden AB
5.25%, due 11/30/12	(a)		200,000	204,620
VTB Capital S.A.
6.609%, due 10/31/12	(a)		100,000	99,000
				971,291

Beverages (0.1%)
Diageo Capital PLC
5.125%, due 1/30/12			250,000	255,472

Chemicals (0.1%)
Ineos Group Holdings PLC
8.50%, due 2/15/16	(a) (d)		400,000	312,000

Diversified Financial Services (0.2%)
CIT Group Co. of Canada
5.20%, due 6/1/15			125,000	100,708
Majapahit Holding B.V.
7.75%, due 10/17/16	(a)		100,000	98,500
Petroplus Finance, Ltd.
6.75%, due 5/1/14	(a)		400,000	366,000
UFJ Finance Aruba AEC
6.75%, due 7/15/13			100,000	110,626
				675,834

Entertainment (0.1%)
Great Canadian Gaming Corp.
7.25%, due 2/15/15	(a)		400,000	383,000

Foreign Governments (1.2%)
Aruba Government
6.55%, due 11/28/18	(a)		150,000	150,000
Dominican Republic
9.04%, due 1/23/18	(a)		15,302	17,176
Federal Republic of Brazil
7.875%, due 3/7/15			257,000	293,880
8.75%, due 2/4/25			215,000	270,363
Republic of Argentina
8.28%, due 12/31/33			157,924	145,448
Republic of Colombia
7.375%, due 9/18/37			107,000	114,223
8.25%, due 12/22/14			87,000	99,354
Republic of Costa Rica
6.548%, due 3/20/14	(a)		106,000	109,339
Republic of Ecuador
9.375%, due 12/15/15	(a)		14,000	14,153
10.00%, due 8/15/30	(a)		30,000	29,025
12.00%, due 11/15/12	(a)		65,280	65,933
Republic of Indonesia
6.625%, due 2/17/37	(a)		5,000	4,675
6.875%, due 3/9/17	(a)		110,000	113,438
Republic of Panama
7.25%, due 3/15/15			109,000	120,445
8.875%, due 9/30/27			59,000	74,045
Republic of Peru
8.375%, due 5/3/16			16,000	19,072
9.875%, due 2/6/15			70,000	88,463
Republic of Philippines
8.875%, due 3/17/15			265,000	312,700
9.875%, due 1/15/19			68,000	87,125
Republic of Serbia
3.75%, due 11/1/24	(a)		17,000	15,810
Republic of South Africa
6.50%, due 6/2/14			113,000	119,780
Republic of Turkey
7.25%, due 3/15/15			170,000	183,388
7.375%, due 2/5/25			228,000	240,540
Republic of Uruguay
7.875%, due 1/15/33	(e)		50,250	54,722
8.00%, due 11/18/22			82,000	90,528
Republic of Venezuela
8.50%, due 10/8/14			336,000	335,160
Russian Federation
7.50%, due 3/31/30	(a)		309,870	357,125
State of Israel
5.50%, due 11/9/16			110,000	115,880
Ukraine Government
6.58%, due 11/21/16	(a)		100,000	100,250
6.75%, due 11/14/17	(a)		100,000	100,511
United Mexican States Series A
5.875%, due 1/15/14			263,000	278,912
				4,121,463

	Health Care-Products (0.1%)
	FMC Finance III S.A.
	6.875%, due 7/15/17	(a)	400,000	400,000

	Iron & Steel (0.0%)	‡
	Russel Metals, Inc.
	6.375%, due 3/1/14		200,000	178,000

	Media (0.1%)
	Thomson Corp. (The)
	5.70%, due 10/1/14		325,000	335,568
	5.75%, due 2/1/08		75,000	75,000
				410,568

	Mining (0.1%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14	(a)	120,000	117,263
	6.15%, due 10/24/36	(a)	65,000	63,773
	Novelis, Inc.
	7.25%, due 2/15/15		300,000	276,750
				457,786

	Oil & Gas (0.2%)
	Gaz Capital for Gazprom
	6.51%, due 3/7/22	(a)	137,000	129,465
	OPTI Canada, Inc.
	8.25%, due 12/15/14	(a)	400,000	392,000
	Petroliam Nasional Berhad
	7.75%, due 8/15/15	(a)	104,000	124,454
				645,919

	Real Estate (0.1%)
	Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./WEA Finance LLC
	4.375%, due 11/15/10	(a)	500,000	491,993

	Telecommunications (0.4%)
	Deutsche Telekom International Finance B.V.
	8.00%, due 6/15/10		250,000	269,564
	Intelsat Subsidiary Holding Co., Ltd.
	8.625%, due 1/15/15		200,000	199,250
	Telecom Italia Capital S.A.
	6.375%, due 11/15/33		100,000	97,799
	Telefonica Europe B.V.
	7.75%, due 9/15/10		100,000	108,128
	Vodafone Group PLC
	7.75%, due 2/15/10		750,000	800,216
				1,474,957

	Total Foreign Bonds
	(Cost $10,853,989)			10,778,283

	Loan Assignments & Participations (3.7%)	(f)
	Beverage, Food & Tobacco (0.1%)
	Dole Food Co., Inc.
	Credit Link Deposit
	4.247%, due 4/12/13		46,512	42,174
	Tranche C Term Loan
	6.552%, due 4/12/13		342,733	310,773
	Tranche B Term Loan
	6.703%, due 4/12/13		102,820	93,232
				446,179

	Broadcasting & Entertainment (0.2%)
	Atlantic Broadband Finance LLC
	Tranche B2 Term Loan
	7.08%, due 9/1/11		496,250	471,024
	Gray Television, Inc.
	Delayed Draw Term Loan
	6.21%, due 12/31/14		500,000	446,875
				917,899

	Buildings & Real Estate (0.1%)
	General Growth Properties, Inc.
	Tranche A1 Term Loan
	5.70%, due 2/24/10		348,684	319,700

	Chemicals, Plastics & Rubber (0.3%)
	Huntsman International LLC
	New Term Loan B
	5.035%, due 4/21/14		346,893	327,910
	INEOS US Finance LLC
	Tranche A4 Term Loan
	7.357%, due 12/17/12		384,038	338,594
	Lucite International US Finco, Ltd.
	Delayed Draw Term Loan B2
	5.50%, due 7/8/13		129,122	117,824
	Term Loan B1
	5.50%, due 7/8/13		364,676	332,766
				1,117,094

	Containers, Packaging & Glass (0.1%)
	Graham Packaging Holdings Co.
	1st Lien Term Loan
	7.253%, due 10/7/11		496,250	457,791
	Solo Cup Co.
	Term Loan B1
	8.409%, due 2/27/11		84,585	81,383
				539,174

	Diversified Natural Resources, Precious Metals & Minerals (0.1%)
	Georgia-Pacific Corp.
	Term Loan B
	6.866%, due 12/20/12		323,400	297,990

	Diversified/Conglomerate Manufacturing (0.2%)
	Invensys International Holdings, Ltd.
	Tranche A Term Loan
	6.604%, due 1/15/11		78,689	77,902
	Term A Bonding
	6.898%, due 12/15/10		71,311	69,113
	Sensata Technologies Finance Co. LLC
	Term Loan
	5.056%, due 4/26/13		492,500	439,205
				586,220

	Grocery (0.1%)
	Roundy's Supermarkets, Inc.
	Tranche B Term Loan
	7.91%, due 11/3/11		491,585	471,000

	Healthcare, Education & Childcare (0.3%)
	Fresenius Medical Care Holdings, Inc.
	Term Loan
	6.247%, due 3/31/13		450,893	427,382
	Vanguard Health Holding Co. LLC
	Replacement Term Loan
	5.521%, due 9/23/11		490,087	452,514
	Warner Chilcott Corp.
	Tranche C Term Loan
	6.587%, due 1/18/12		64,732	61,442
	Tranche B Term Loan
	6.774%, due 1/18/12		188,197	178,630
				1,119,968

	Home & Office Furnishings, Housewares, & Durable Consumer Products (0.1%)
	Jarden Corp.
	Term Loan B2
	6.58%, due 1/24/12		383,039	357,291

	Leisure, Amusement, Motion Pictures, Entertainment (0.5%)
	AMC Entertainment, Inc.
	Term Loan
	5.035%, due 1/26/13		490,000	450,100
	Bombardier Recreational Products, Inc.
	Term Loan
	6.43%, due 6/28/13		455,696	430,253
	Cedar Fair, L.P.
	U.S. Term Loan
	5.271%, due 8/30/12		492,500	459,503
	Easton-Bell Sports, Inc.
	Tranche B Term Loan
	6.851%, due 3/16/12		491,250	441,306
				1,781,162

	Machinery (0.4%)
	Gleason Corp.
	1st Lien Term Loan
	6.557%, due 6/30/13		920,750	853,996
	RBS Global, Inc.
	Term Loan B
	6.427%, due 7/19/13		467,213	446,967
				1,300,963

	Mining, Steel, Iron & Non-Precious Metals (0.1%)
	Magnum Coal Co.
	Term Loan
	6.50%, due 3/21/13		223,295	192,034
	Funded Letter of Credit
	6.53%, due 3/21/13		22,727	19,545
				211,579

	Personal & Nondurable Consumer Products (0.1%)
	JohnsonDiversey, Inc.
	New Term Loan B
	6.878%, due 12/16/11		219,032	209,997

	Printing & Publishing (0.5%)
	Cenveo Corp.
	Term Loan C
	6.66%, due 6/21/13		496,214	457,137
	Hanley Wood LLC
	New Term Loan B
	6.745%, due 3/8/14		482,474	375,124
	Merrill Communications LLC
	Term Loan
	6.459%, due 5/15/11		490,000	463,050
	Yell Group PLC
	Term Loan B1
	5.271%, due 10/27/12		500,000	467,500
				1,762,811

	Retail Store (0.2%)
	Neiman Marcus Group, Inc. (The)
	Term Loan B
	6.686%, due 4/6/13		328,387	300,748
	Petco Animal Supplies, Inc.
	Term Loan B
	6.283%, due 10/25/13		198,000	182,655
	Yankee Candle Co., Inc. (The)
	Term Loan B
	6.834%, due 2/6/14		461,635	414,317
				897,720

	Utilities (0.3%)
	Covanta Energy Corp.
	Funded Letter of Credit
	4.603%, due 2/10/14		164,948	154,502
	Term Loan B
	6.575%, due 2/10/14		332,539	311,478
	InfrastruX Group, Inc.
	Delayed Draw Term Loan
	8.271%, due 11/5/12		389,043	338,322
	NRG Energy, Inc.
	Synthetic Letter of Credit
	6.48%, due 2/1/13		87,490	80,119
	Term Loan B
	6.58%, due 2/1/13		189,496	173,531
				1,057,952

	Total Loan Assignments & Participations
	(Cost $14,628,178)			13,394,699

	U.S. Government & Federal Agencies (9.1%)

	Federal Home Loan Bank (0.7%)
	4.625%, due 10/10/12		2,500,000	2,635,145

	Federal Home Loan Mortgage Corporation (0.2%)
	5.50%, due 1/1/38		600,000	607,552

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (3.4%)
	4.50%, due 4/1/22		1,037,304	1,036,286
	4.50%, due 8/1/33		344,523	333,681
	4.50%, due 8/1/35		424,348	410,546
	5.00%, due 3/1/37		382,858	381,192
	5.00%, due 6/1/37		2,956,294	2,943,433
	5.50%, due 2/1/18		343,313	352,403
	5.50%, due 2/1/21		314,557	321,970
	5.50%, due 10/1/21		436,302	446,585
	5.50%, due 4/1/37		1,172,603	1,187,362
	5.50%, due 8/1/37		895,081	906,348
	5.50%, due 11/1/37		994,498	1,007,015
	6.00%, due 8/1/21		412,225	425,811
	6.00%, due 8/1/37		1,500,000	1,538,143
	6.50%, due 11/1/16		69,720	72,612
	6.50%, due 2/1/27		989	1,038
	6.50%, due 5/1/29		95,920	100,457
	6.50%, due 6/1/29		114,583	120,005
	6.50%, due 7/1/29		156,389	163,787
	6.50%, due 8/1/29		47,870	50,134
	6.50%, due 9/1/29		7,777	8,145
	6.50%, due 10/1/29		632	662
	6.50%, due 6/1/32		58,225	60,853
	6.50%, due 1/1/37		42,878	44,554
	7.00%, due 3/1/26		512	546
	7.00%, due 9/1/26		21,610	23,047
	7.00%, due 10/1/26		118	125
	7.00%, due 7/1/30		5,885	6,274
	7.00%, due 7/1/32		89,078	94,965
	7.50%, due 1/1/16		13,042	13,668
	7.50%, due 5/1/32		62,267	67,271
	8.00%, due 11/1/12		11,824	12,308
				12,131,226
	Federal National Mortgage Association (Mortgage Pass-Through Securities) (1.9%)
	4.00%, due 12/1/20		466,716	459,190
	4.50%, due 7/1/20		59,335	59,461
	4.50%, due 12/1/20		640,862	642,226
	4.50%, due 3/1/21		78,878	79,046
	5.00%, due 8/1/22		840,171	851,750
	5.00%, due 5/1/37		2,295,812	2,286,700
	5.00%, due 7/1/37		398,973	397,390
	5.958%, due 7/1/36	(c)	484,853	494,380
	6.00%, due 4/1/19		9,614	9,970
	6.00%, due 11/1/35		70,568	72,486
	6.00%, due 1/1/36		367,210	377,191
	6.00%, due 8/1/36		101,889	104,571
	6.00%, due 9/1/36		87,167	89,461
	6.00%, due 10/1/36		409,998	420,790
	6.00%, due 4/1/37		290,465	298,111
	7.00%, due 10/1/37		22,500	23,690
	7.00%, due 11/1/37		72,809	76,658
	7.50%, due 8/1/11		2,559	2,615
	7.50%, due 10/1/11		2,731	2,833
	7.50%, due 10/1/15		75,315	78,670
	8.00%, due 7/1/09		1,137	1,168
	8.00%, due 4/1/10		6,132	6,357
	8.00%, due 8/1/11		1,172	1,224
	8.00%, due 10/1/11		9,766	10,201
	8.00%, due 11/1/11		1,935	2,021
				6,848,160
	Government National Mortgage Association (Mortgage Pass-Through Securities) (1.9%)
	5.00%, due 12/15/37		998,781	1,001,602
	5.50%, due 9/15/35		741,887	756,938
	5.50%, due 7/15/36		485,928	495,729
	5.50%, due 11/15/36		491,967	501,890
	5.50%, due 8/15/37		74,175	75,664
	6.00%, due 1/15/33		176,088	182,204
	6.00%, due 11/15/33		177,521	183,609
	6.00%, due 11/15/36		459,362	474,619
	6.00%, due 11/15/37		598,891	618,782
	6.50%, due 4/15/29		301	315
	6.50%, due 5/15/29		514	538
	6.50%, due 8/15/29		71	74
	6.50%, due 7/15/31		188,998	197,564
	6.50%, due 10/15/31		17,954	18,779
	6.50%, due 8/15/36		886,141	922,985
	6.50%, due 7/15/37		839,248	874,174
	7.00%, due 7/15/11		447	463
	7.00%, due 10/15/11		38,049	39,364
	7.00%, due 9/15/23		5,850	6,274
	7.00%, due 7/15/25		8,204	8,804
	7.00%, due 12/15/25		16,019	17,189
	7.00%, due 5/15/26		10,891	11,684
	7.00%, due 11/15/27		23,567	25,277
	7.00%, due 12/15/27		120,862	129,632
	7.00%, due 6/15/28		5,333	5,717
	7.50%, due 3/15/26		11,091	11,983
	7.50%, due 6/15/26		611	660
	7.50%, due 10/15/30		47,971	51,770
	8.00%, due 8/15/26		2,249	2,469
	8.00%, due 9/15/26		767	842
	8.00%, due 10/15/26		23,402	25,700
	8.50%, due 11/15/26		26,348	29,067
				6,672,361
	United States Treasury Bond (0.4%)
	4.75%, due 2/15/37	(d)	1,450,000	1,544,702

	United States Treasury Notes (0.6%)
	4.25%, due 8/15/14		275,000	292,596
	4.25%, due 11/15/17	(d)	1,345,000	1,412,460
	4.50%, due 5/15/10		265,000	278,830
				1,983,886

	Total U.S. Government & Federal Agencies
	(Cost $31,490,829)			32,423,032

	Yankee Bonds (0.3%)	(g)
	Beverages (0.1%)
	Molson Coors Capital Finance ULC
	4.85%, due 9/22/10		300,000	307,447

	Oil & Gas (0.0%)	‡
	EnCana Corp.
	6.30%, due 11/1/11		100,000	105,921

	Pipelines (0.1%)
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13		250,000	247,293
	5.85%, due 3/15/36		100,000	94,575
				341,868

	Transportation (0.1%)
	Canadian National Railway Co.
	6.375%, due 11/15/37		335,000	340,496
	7.625%, due 5/15/23		50,000	57,383
				397,879

	Total Yankee Bonds
	(Cost $1,131,083)			1,153,115

	Total Long-Term Bonds
	(Cost $157,669,921)			154,310,410

			Shares
	Preferred Stocks (0.0%)	‡
	Auto Manufacturers (0.0%)	‡
	Fiat S.p.A.		1,305	24,938

	Electric (0.0%)	‡
	RWE A.G.		80	8,446

	Total Preferred Stocks
	(Cost $38,940)			33,384

	Common Stocks (51.6%)
	Aerospace & Defense (0.9%)
	Boeing Co. (The)		17,544	1,459,310
	European Aeronautic Defence and Space Co.		244	6,181
	Lockheed Martin Corp.		5,471	590,430
	Raytheon Co.		7,891	514,020
	United Technologies Corp.		8,222	603,577
				3,173,518

	Agriculture (1.5%)
	Altria Group, Inc.		30,629	2,322,291
	British American Tobacco PLC		10,801	386,811
	Reynolds American, Inc.	(d)	39,438	2,497,609
				5,206,711

	Air Freight & Logistics (0.1%)
	C.H. Robinson Worldwide, Inc.		8,021	445,486

	Airlines (0.1%)
	Qantas Airways, Ltd.		70,101	297,381

	Apparel (0.1%)
	NIKE, Inc. Class B		5,998	370,436

	Auto Components (0.0%)	‡
	Aisin Seiki Co., Ltd.		1,100	44,517
	Denso Corp.		900	32,543
				77,060

	Auto Manufacturers (0.5%)
	Fiat S.p.A.		10,239	198,083
	Ford Motor Co.	(d) (h)	93,343	619,798
	Honda Motor Co., Ltd.		10,600	334,435
	Peugeot S.A.		3,542	261,499
	Toyota Motor Corp.		5,300	288,389
				1,702,204

	Automobiles (0.1%)
	Daimler A.G.		3,214	251,424
	Nissan Motor Co., Ltd.		1,000	9,598
				261,022

	Banks (3.0%)
	Bank of America Corp.		68,477	3,036,955
	Bank of New York Mellon Corp. (The)		48,802	2,275,637
	Barclays PLC		14,115	133,073
	BNP Paribas S.A.		5,405	534,366
	Commonwealth Bank of Australia		5,948	268,016
	Danske Bank A/S		2,500	89,565
	DBS Group Holdings, Ltd.		24,000	300,596
	Fortis N.V.		4,270	96,113
	HBOS PLC		7,719	106,603
	HSBC Holdings PLC		3,946	59,165
	National City Corp.	(d)	44,891	798,611
	Nordea Bank AB		21,800	295,112
	Royal Bank of Scotland Group PLC		20,693	158,086
	Societe Generale		540	67,000
	State Street Corp.		5,725	470,137
	U.S. Bancorp	(d)	46,096	1,564,959
	UnionBanCal Corp.		7,218	354,115
				10,608,109

	Beverages (0.6%)
	Asahi Breweries, Ltd.		900	16,039
	Carlsberg A/S Class B		875	92,439
	Coca-Cola Amatil, Ltd.		3,909	33,002
	Coca-Cola Co. (The)		9,036	534,660
	Heineken Holding N.V.		1,215	61,930
	Pepsi Bottling Group, Inc. (The)		14,129	492,396
	PepsiCo, Inc.		14,194	967,889
				2,198,355

	Building Materials (0.3%)
	Holcim, Ltd.		1,025	99,209
	Masco Corp.	(d)	36,461	836,051
				935,260

	Capital Markets (0.4%)
	Acta Holding ASA		16,000	63,082
	Allied Capital Corp.	(d)	4,747	105,051
	BlackRock, Inc.	(d)	2,066	456,793
	GLG Partners, Inc.	(d) (h)	26,159	308,415
	Investec PLC		11,024	93,076
	Nomura Holdings, Inc.		3,400	49,851
	Schroders PLC		1,104	24,053
	T. Rowe Price Group, Inc.		6,256	316,491
				1,416,812

	Chemicals (2.3%)
	Asahi Kasei Corp.		34,000	207,575
	Ashland, Inc.		12,391	564,162
	BASF A.G.		3,189	417,537
	Bayer A.G.		1,501	123,479
	Dow Chemical Co. (The)		31,084	1,201,707
	E.I. du Pont de Nemours & Co.		26,017	1,175,448
	Ecolab, Inc.		3,704	178,718
	Koninklijke DSM N.V.		1,204	50,884
	Mitsubishi Chemical Holdings Corp.		38,000	276,214
	Monsanto Co.		23,674	2,661,905
	Mosaic Co. (The)	(h)	11,152	1,014,944
	Sigma-Aldrich Corp.		3,368	167,255
				8,039,828

	Commercial Banks (0.8%)
	Banco Santander S.A.		9,748	170,988
	BancorpSouth, Inc.		10,436	255,891
	Bank of Hawaii Corp.		8,920	449,300
	BOC Hong Kong Holdings, Ltd.		26,500	66,620
	Chuo Mitsui Trust Holdings, Inc.		2,000	13,760
	Commerce Bancshares, Inc.		4,384	194,693
	Cullen/Frost Bankers, Inc.		9,297	506,129
	DnB Nor ASA		21,200	276,804
	Hang Seng Bank, Ltd.		5,000	100,190
	Hypo Real Estate Holding A.G.		6,263	197,622
	Mizuho Financial Group, Inc.		20	94,791
	Resona Holdings, Inc.		22	34,853
	Standard Chartered PLC		154	5,122
	Sumitomo Mitsui Financial Group, Inc.		16	126,440
	Sumitomo Trust & Banking Co., Ltd.		27,000	171,567
	Synovus Financial Corp.		16,256	214,742
	Westpac Banking Corp.		632	14,766
				2,894,278

	Commercial Services (1.1%)
	Accenture, Ltd. Class A		49,082	1,699,219
	DeVry, Inc.		5,402	298,136
	McKesson Corp.	(d)	31,811	1,997,413
				3,994,768

	Commercial Services & Supplies (0.2%)
	Hays PLC		31,084	63,357
	Steelcase, Inc. Class A		35,676	546,913
				610,270

	Communications Equipment (0.2%)
	Corning, Inc.		18,505	445,415
	Nokia OYJ, Sponsored ADR	(i)	8,059	297,780
				743,195

	Computers (1.6%)
	Hewlett-Packard Co.		69,044	3,020,675
	International Business Machines Corp.		25,631	2,751,232
				5,771,907

	Computers & Peripherals (0.2%)
	Apple, Inc.	(h)	3,477	470,647
	Western Digital Corp.	(h)	14,301	378,261
				848,908

	Construction & Engineering (0.1%)
	Keller Group PLC		12,173	129,021
	Peab AB		6,000	55,724
	Skanska AB Class B		14,400	246,939
				431,684

	Cosmetics & Personal Care (0.2%)
	Procter & Gamble Co. (The)		12,548	827,541

	Distribution & Wholesale (0.2%)
	Itochu Corp.		24,000	220,160
	Marubeni Corp.		24,000	164,761
	Mitsubishi Corp.		10,600	277,839
				662,760

	Distributors (0.0%)	‡
	Inchcape PLC		16,307	121,477
	Pacific Brands, Ltd.		8,001	20,406
				141,883

	Diversified Financial Services (1.8%)
	ASX, Ltd.		5,710	246,813
	Charles Schwab Corp. (The)		73,026	1,628,480
❖	Citigroup, Inc.		117,794	3,324,147
	CME Group, Inc.	(d)	633	391,764
	JPMorgan Chase & Co.		7,141	339,555
	Macquarie Group, Ltd.		922	55,226
	Nasdaq Stock Market, Inc. (The)	(h)	12,428	575,044
				6,561,029

	Diversified Telecommunications (0.1%)
	Portugal Telecom SGPS S.A. Registered		26,206	337,845

	Electric (3.6%)
	Ameren Corp.	(d)	34,097	1,527,887
❖	Consolidated Edison, Inc.		71,445	3,113,573
	Constellation Energy Group, Inc.		5,126	481,639
	Duke Energy Corp.		98,953	1,846,463
	E.ON A.G.		2,899	532,971
	Enel S.p.A.		24,080	268,600
	Energy East Corp.		14,989	378,472
	Entergy Corp.		14,410	1,558,874
	HongKong Electric Holdings, Ltd.		3,000	17,124
	NSTAR		15,826	513,237
	Progress Energy, Inc.		44,625	2,015,711
	RWE A.G.		2,401	294,450
	Suez S.A.		2,144	131,105
				12,680,106

	Electric Utilities (0.5%)
	Chubu Electric Power Co., Inc.		800	20,251
	Exelon Corp.		4,529	345,065
	Pinnacle West Capital Corp.		25,993	998,651
	Shikoku Electric Power Co., Inc.		4,100	118,019
	Union Fenosa, S.A.		2,894	192,864
				1,674,850

	Electrical Components & Equipment (0.2%)
	Emerson Electric Co.		9,340	474,846
	Schneider Electric S.A.		2,958	343,049
				817,895

	Electrical Equipment (0.0%)	‡
	Mitsubishi Electric Corp.		16,000	149,130

	Electronic Equipment & Instruments (0.0%)	‡
	Kingboard Chemical Holdings, Ltd.		6,500	27,262

	Energy Equipment & Services (0.3%)
	National Oilwell Varco, Inc.	(h)	20,155	1,213,936

	Engineering & Construction (0.0%)	‡
	ABB, Ltd.		3,158	79,014

	Entertainment (0.3%)
	Regal Entertainment Group Class A	(d)	58,068	1,076,581

	Food (0.4%)
	Dairy Crest Group PLC		13,735	147,385
	Delhaize Group		427	32,690
	Kraft Foods, Inc. Class A		16,369	478,957
	Nestle S.A. Registered		1,330	594,420
	Pacific Andes Holdings, Ltd.		126,000	40,725
	Unilever N.V.		591	19,206
	Unilever PLC		2,091	68,715
	Wm. Wrigley Jr. Co.		3,057	175,564
				1,557,662

	Food & Staples Retailing (0.5%)
	Costco Wholesale Corp.		5,771	392,082
	Jeronimo Martins SGPS S.A.		10,543	86,774
	Rallye		4,342	242,372
	Wal-Mart Stores, Inc.		14,855	755,822
	Wesfarmers, Ltd.		1,286	41,416
	WM Morrison Supermarkets PLC		12,476	74,687
	Woolworths, Ltd.		517	13,485
				1,606,638

	Food Products (0.0%)	‡
	Tingyi Cayman Islands Holding Corp.		80,000	112,994
	Unilever N.V.	(j)	1,127	36,671
				149,665

	Gas Utilities (0.1%)
	Energen Corp.		8,084	508,484

	Health Care Providers & Services (0.0%)	‡
	Toho Parmaceutical Co., Ltd.		400	8,507

	Health Care-Products (0.6%)
	Alcon, Inc.		2,582	366,644
	Baxter International, Inc.		12,940	785,976
	Becton, Dickinson & Co.		5,011	433,602
	DENTSPLY International, Inc.		10,709	442,389
				2,028,611

	Health Care-Services (0.6%)
	Aetna, Inc.		38,263	2,037,887

	Holding Companies - Diversified (0.3%)
	Keppel Corp, Ltd.		35,000	286,146
	Leucadia National Corp.	(d)	8,914	393,731
	Swire Pacific, Ltd. Class A		26,000	354,885
				1,034,762

	Hotels, Restaurants & Leisure (0.1%)
	Flight Centre, Ltd.		4,876	101,559
	Holidaybreak PLC		4,119	50,105
	Kuoni Reisen Holding Registered		211	95,669
				247,333

	Household Durables (0.3%)
	Garmin, Ltd.	(d)	12,434	897,113
	Matsushita Electric Industrial Co., Ltd.		6,000	128,240
				1,025,353

	Industrial Conglomerates (0.1%)
	Koninklijke Philips Electronics N.V.		2,362	92,663
	NWS Holdings, Ltd.		15,000	42,226
	Wendel		486	49,061
				183,950

	Insurance (2.6%)
	ACE, Ltd.		5,005	291,992
	Aflac, Inc.		7,522	461,324
	Allianz SE		2,343	421,961
	American International Group, Inc.		6,790	374,536
	Aon Corp.		22,669	986,555
	Assicurazioni Generali S.p.A.		2,181	93,142
	Axis Capital Holdings, Ltd.		15,034	601,961
	Endurance Specialty Holdings, Ltd.		10,608	429,836
	Fidelity National Financial, Inc. Class A		44,979	885,637
	Hartford Financial Services Group, Inc.		17,890	1,444,975
	ING Groep N.V.		7,321	238,343
	Old Mutual PLC		64,840	161,567
	Travelers Cos., Inc. (The)		35,597	1,712,216
	XL Capital, Ltd. Class A		18,623	838,035
	Zurich Financial Services A.G.		1,415	403,196
				9,345,276

	Internet & Catalog Retail (0.0%)	‡
	Home Retail Group PLC		5,909	33,547

	Investment Companies (0.2%)
	American Capital Strategies, Ltd.	(d)	24,173	850,164

	Iron & Steel (0.1%)
	ThyssenKrupp A.G.		4,338	213,076
	Voestalpine A.G.		2,812	173,325
				386,401

	Life Sciences Tools & Services (0.1%)
	Invitrogen Corp.	(h)	4,235	362,812

	Machinery (0.1%)
	Trelleborg AB Class B		7,500	136,254
	Wartsila OYJ Class B		1,718	109,996
				246,250

	Machinery - Diversified (0.5%)
	AGCO Corp.	(d) (h)	11,829	712,342
	Bobst Group A.G.		1,946	114,145
	Cummins, Inc.		19,170	925,528
				1,752,015

	Marine (0.1%)
	Mitsui OSK Lines, Ltd.		16,000	195,156

	Media (0.4%)
	CBS Corp. Class B		20,535	517,277
	News Corp. Class A		14,060	265,734
	Time Warner, Inc.		16,341	257,207
	Vivendi S.A.		9,248	372,152
				1,412,370

	Metals & Mining (0.1%)
	BlueScope Steel, Ltd.		28,702	266,682
	Kobe Steel, Ltd.		23,000	76,969
	Rautaruukki OYJ		1,672	69,136
				412,787

	Mining (1.5%)
	BHP Billiton PLC		11,040	327,223
	BHP Billiton, Ltd.		10,646	357,485
	Freeport-McMoRan Copper & Gold, Inc. Class B		24,123	2,147,671
	Kazakhmys PLC		11,739	287,055
	Rio Tinto, Ltd.		108	11,945
	Southern Copper Corp.	(d)	24,873	2,334,082
				5,465,461

	Miscellaneous - Manufacturing (0.6%)
	Cookson Group PLC		2,003	22,155
	Danaher Corp.		4,591	341,800
	General Electric Co.		17,156	607,494
	Honeywell International, Inc.		10,073	595,012
	Olympus Corp.		7,000	234,655
	Textron, Inc.		5,945	333,217
	Tomkins PLC		49,068	171,463
				2,305,796

	Multiline Retail (0.1%)
	Family Dollar Stores, Inc.		17,980	378,119

	Multi-Utilities (0.0%)	‡
	DTE Energy Co.		1,494	63,719

	Office & Business Equipment (0.1%)
	Canon, Inc.		9,000	388,452

	Oil & Gas (3.1%)
	BP PLC		57,108	605,780
❖	Chevron Corp.		42,321	3,576,125
	ENI S.p.A.		7,455	240,261
	ENSCO International, Inc.		5,165	264,035
❖	ExxonMobil Corp.		55,477	4,793,213
	Nippon Oil Corp.		21,000	142,169
	OMV A.G.		2,158	155,128
	Royal Dutch Shell PLC Class A		6,697	238,515
	Royal Dutch Shell PLC Class B		6,768	234,145
	Santos, Ltd.		9,197	100,079
	StatoilHydro ASA		2,650	69,286
	Total S.A.		1,266	91,830
	XTO Energy, Inc.		7,527	390,952
				10,901,518

	Oil & Gas Services (0.2%)
	Halliburton Co.		15,252	505,909
	Schlumberger, Ltd.		2,987	225,399
				731,308

	Oil, Gas & Consumable Fuels (1.7%)
	Apache Corp.		11,210	1,069,882
	BG Group PLC		6,958	153,122
	ConocoPhillips		1,635	131,323
	CONSOL Energy, Inc.		5,613	409,749
	Continental Resources, Inc.	(h)	16,358	407,478
	Hess Corp.		13,965	1,268,441
	Occidental Petroleum Corp.		25,258	1,714,260
	Repsol YPF S.A.		3,869	123,388
	Singapore Petroleum Co., Ltd.		20,000	89,115
	Valero Energy Corp.		6,488	384,025
	Venture Production PLC		12,499	167,273
				5,918,056

	Packaging & Containers (0.3%)
	Packaging Corp. of America		48,887	1,185,021

	Personal Products (0.0%)	‡
	Oriflame Cosmetics S.A.	(k)	300	16,361

	Pharmaceuticals (3.7%)
	Allergan, Inc.		7,706	517,766
	Astellas Pharma, Inc.		9,000	389,840
	AstraZeneca PLC		7,271	303,297
	Bristol-Myers Squibb Co.		40,242	933,212
	GlaxoSmithKline PLC		11,663	275,279
	Johnson & Johnson		15,147	958,199
	Merck & Co., Inc.		52,329	2,421,786
❖	Pfizer, Inc.		282,270	6,602,272
	Roche Holding A.G. Genusscheine		1,452	263,072
	Sanofi-Aventis		3,531	287,566
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	(i)	8,463	389,637
				13,341,926

	Real Estate (0.0%)	‡
	Cosmos Initia Co., Ltd.		22,000	65,844
	Sumitomo Realty & Development		2,000	49,325
				115,169

	Real Estate Investment Trusts (1.3%)
	Annaly Capital Management, Inc.		122,210	2,409,981
	CapitalSource, Inc.	(d)	24,664	404,736
	Colonial Properties Trust	(d)	32,623	803,831
	Hospitality Properties Trust	(d)	1,257	42,675
	HRPT Properties Trust		71,271	566,604
	Taubman Centers, Inc.		8,783	440,467
				4,668,294

	Real Estate Management & Development (0.0%)	‡
	Hang Lung Group, Ltd.		13,000	60,237
	Mitsui Fudosan Co., Ltd.		1,000	22,922
	Urban Corp.		3,000	27,706
				110,865

	Retail (0.5%)
	American Eagle Outfitters, Inc.		17,948	413,342
	CVS Caremark Corp.		10,367	405,039
	McDonald's Corp.		5,395	288,902
	Target Corp.		11,992	666,515
				1,773,798

	Road & Rail (0.2%)
	CSX Corp.		7,724	374,460
	Norfolk Southern Corp.		7,204	391,826
				766,286

	Savings & Loans (1.1%)
	New York Community Bancorp, Inc.	(d)	113,991	2,114,533
	Washington Mutual, Inc.	(d)	97,996	1,952,080
				4,066,613

	Semiconductors (0.9%)
❖	Intel Corp.		152,329	3,229,375

	Semiconductors & Semiconductor Equipment (0.1%)
	Applied Materials, Inc.		21,123	378,524

	Software (1.6%)
	Mastercard, Inc. Class A		2,429	502,803
❖	Microsoft Corp.		146,934	4,790,048
	Nintendo Co., Ltd.		300	149,970
	Oracle Corp.	(h)	10,009	205,685
				5,648,506

	Specialty Retail (0.4%)
	Home Depot, Inc. (The)		14,885	456,523
	Lowe's Cos., Inc.		15,926	421,083
	Sonae Sgps, S.A.		16,772	31,605
	Tiffany & Co.		7,925	316,208
	Yamada Denki Co., Ltd.		370	39,523
				1,264,942

	Telecommunications (5.1%)
❖	AT&T, Inc.		163,235	6,282,915
	BT Group PLC		16,741	86,971
	China Mobile, Ltd., Sponsored ADR	(i)	3,312	250,387
	Citizens Communications Co.		140,243	1,608,587
	Embarq Corp.		17,756	804,347
	France Telecom S.A.		12,118	427,996
	KDDI Corp.		5	33,809
	Nokia OYJ		8,127	298,892
	QUALCOMM, Inc.		21,195	899,092
	Royal KPN N.V.		15,744	285,760
	Telefonaktiebolaget LM Ericsson Class B		3,000	6,798
	Telefonica S.A.		19,774	579,023
❖	Verizon Communications, Inc.		148,450	5,765,798
	Vodafone Group PLC		197,185	692,031
				18,022,406

	Thrifts & Mortgage Finance (0.0%)	‡
	Freddie Mac		1,688	51,298

	Tobacco (0.2%)
	Loews Corp. - Carolina Group		8,521	699,830

	Toys, Games & Hobbies (0.2%)
	Hasbro, Inc.		22,436	582,663

	Transportation (0.2%)
	Frontline, Ltd.	(d)	12,182	518,588
	Pacific Basin Shipping, Ltd.		72,000	101,901
				620,489

	Wireless Telecommunication Services (0.0%)	‡
	NTT DoCoMo, Inc.		19	29,894

	Total Common Stocks
	(Cost $176,649,836)			184,387,343

	Exchange Traded Funds (2.1%)
	iShares MSCI EAFE Index Fund	(l) (m)	10,000	722,900
	iShares Russell 1000 Growth Index Fund	(l)	664	37,171
❖	S&P 500 Index - SPDR Trust Series 1	(d) (l)	47,500	6,512,250
	Total Exchange Traded Funds
	(Cost $7,120,921)			7,272,321

			Principal
			Amount
	Short-Term Investments (11.7%)

	U.S. Government & Federal Agency (2.4%)
	Federal Home Loan Bank (Discount Notes)
	1.903%, due 2/1/08		$2,960,000	2,960,000
	3.113%, due 2/6/08		265,000	264,904
				3,224,904
	United States Treasury Bills
	1.873%, due 4/24/08	(n)	755,000	751,768
	1.874%, due 4/17/08		4,700,000	4,681,543
				5,433,311

	Total U.S. Government & Federal Agency
	(Cost $8,646,332)			8,658,215

			Shares
	Investment Company (9.3%)
	State Street Navigator Securities Lending Prime Portfolio	(o)	33,108,916	33,108,916
	Total Investment Company
	(Cost $33,108,916)			33,108,916

	Total Short-Term Investments
	(Cost $41,755,248)			41,767,131

	Total Investments	(q)
	(Cost $383,234,866)		108.6%	387,770,589

	Liabilities in Excess of
	Cash and Other Assets		(8.6)	(30,653,182)

	Net Assets		100.0%	$357,117,407

			Contracts	Unrealized
			Long	Depreciation (p)
	Futures Contracts (-0.1%)
	Standard & Poor's 500 Index
	Mini March 2008		79	$(245,407)

	Total Futures Contracts
	(Settlement Value $5,449,420)			$(245,407)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment. The total market value of these securities at January 31, 2008 is $2,703,691, which represents 0.8% of the Fund's net assets.
(c)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(d)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $32,000,600; cash collateral of $33,108,916 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(e)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(f)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2008. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	ADR - American Depositary Receipt.
(j)	CVA - Certificaten Van Aandelen.
(k)	SDR - Special Drawing Right.
(l)	Exchange Traded Fund - represents a basket of securities that are traded on an exchange.
(m)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of January 31, 2008, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(n)	Segregated, or partially segregated as collateral for futures contracts.
(o)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(q)	At January 31, 2008 , cost is $383,915,398 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$23,864,972
	Gross unrealized depreciation		(20,009,781)
	Net unrealized appreciation		$3,855,191

Foreign Currency held at January 31, 2008:
	Currency	Cost	Value
Pound Sterling	£119	$244	$237

	MainStay Indexed Bond Fund
	Portfolio of Investments			†††	January 31, 2008 unaudited
					Principal
					Amount	Value
	Long-Term Bonds (98.8%)		†
	Asset-Backed Securities (0.7%)
	Credit Cards (0.1%)
	Chase Issuance Trust
	Series 2005, Class A-10
	4.65%, due 12/17/12				$500,000	$513,009

	Finance - Other (0.3%)
	Drive Auto Receivables Trust
	Series 2005-3, Class A4
	5.09%, due 6/17/13		(a) (b)		250,000	249,583
	Equity One ABS, Inc.
	Series 2003-4, Class AF6
	4.833%, due 10/25/34		(b)		250,000	248,946
	Residential Asset Mortgage Products, Inc.
	Series 2003-RZ5, Class A7
	4.97%, due 9/25/33		(b)		234,297	233,696
	Residential Funding Mortgage Securities II, Inc.
	Series 2007-HSA3, Class 1A3
	6.03%, due 5/25/37		(b) (c)		500,000	454,521
	Saxon Asset Securities Trust
	Series 2003-1, Class AF5
	4.955%, due 6/25/33		(b)		96,707	89,652
						1,276,398

	Home Equity (0.3%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36		(b)		1,000,000	974,564
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF3
	6.174%, due 4/1/37				500,000	482,129
						1,456,693

	Transportation (0.0%)		‡
	Continental Airlines, Inc.
	Series 1992-2, Class A1
	7.256%, due 3/15/20				61,014	62,234

	Total Asset-Backed Securities
	(Cost $3,371,336)					3,308,334

	Corporate Bonds (19.2%)
	Banks (2.3%)
	BAC Capital TRUST VI
	5.625%, due 3/8/35				125,000	108,999
	Bank of America Corp.
	4.75%, due 8/1/15				250,000	246,598
	5.25%, due 12/1/15				200,000	199,183
	5.375%, due 6/15/14				300,000	307,930
	5.42%, due 3/15/17				900,000	887,446
	5.625%, due 10/14/16				100,000	101,741
	5.875%, due 2/15/09				250,000	256,444
	Bank of New York (The)
	3.80%, due 2/1/08				350,000	350,000
	Bank One Corp.
	5.90%, due 11/15/11				250,000	265,212
	BB&T Corp.
	5.20%, due 12/23/15				200,000	195,560
	6.50%, due 8/1/11				100,000	105,697
	Branch Banking & Trust Co.
	4.875%, due 1/15/13				100,000	100,783
	Capital One Financial Corp.
	5.25%, due 2/21/17				100,000	85,875
	6.15%, due 9/1/16				75,000	65,923
	Deutsche Bank Financial, Inc.
	7.50%, due 4/25/09				125,000	130,673
	Fifth Third Bank
	4.75%, due 2/1/15				250,000	239,793
	Fleet National Bank
	5.75%, due 1/15/09				250,000	253,614
	HSBC Bank USA N.A.
	3.875%, due 9/15/09				100,000	99,998
	JPMorgan Chase Bank N.A.
	5.875%, due 6/13/16				150,000	153,212
	6.00%, due 10/1/17				460,000	479,575
	KeyBank N.A.
	5.80%, due 7/1/14				375,000	380,381
	Marshall & Ilsley Bank
	5.00%, due 1/17/17				150,000	141,060
	Mellon Funding Corp.
	5.00%, due 12/1/14				250,000	245,755
	Mercantile Bankshares Corp.
	Series B
	4.625%, due 4/15/13				100,000	101,748
	Mercantile-Safe Deposit & Trust Co.
	5.70%, due 11/15/11				50,000	53,860
	National City Bank of Pennsylvania
	6.25%, due 3/15/11				250,000	251,196
	PNC Bank N.A.
	5.25%, due 1/15/17				75,000	72,811
	PNC Funding Corp.
	7.50%, due 11/1/09				100,000	106,299
	Popular North America, Inc.
	4.70%, due 6/30/09				100,000	100,090
	Regions Financial Corp.
	7.00%, due 3/1/11				110,000	118,598
	Sanwa Bank, Ltd.
	7.40%, due 6/15/11				100,000	109,847
	State Street Bank & Trust Co.
	5.25%, due 10/15/18				100,000	96,425
	SunTrust Banks, Inc.
	5.40%, due 4/1/20				100,000	96,656
	5.45%, due 12/1/17				100,000	98,234
	Swiss Bank Corp.
	7.75%, due 9/1/26				100,000	115,665
	Synovus Financial Corp.
	4.875%, due 2/15/13				50,000	47,662
	U.S. Bank N.A.
	4.80%, due 4/15/15				100,000	98,729
	6.375%, due 8/1/11				250,000	268,066
	Union Planters Corp.
	7.75%, due 3/1/11				100,000	108,070
	Wachovia Bank N.A.
	4.875%, due 2/1/15				450,000	436,584
	5.00%, due 8/15/15				50,000	49,150
	5.60%, due 3/15/16				200,000	197,681
	6.60%, due 1/15/38				100,000	99,329
	Wachovia Corp.
	5.25%, due 8/1/14				100,000	99,782
	5.50%, due 8/1/35				125,000	107,661
	6.25%, due 8/4/08				250,000	252,795
	Wells Fargo & Co.
	4.375%, due 1/31/13				250,000	249,933
	4.625%, due 8/9/10				350,000	356,608
	5.625%, due 12/11/17				100,000	102,768
	Wells Fargo Bank N.A.
	5.75%, due 5/16/16				350,000	365,312
	5.95%, due 8/26/36				150,000	147,139
	6.45%, due 2/1/11				550,000	584,725
	Westdeutsche Landesbank/New York
	6.05%, due 1/15/09				600,000	614,443
	Zions Bancorp.
	5.50%, due 11/16/15				75,000	70,748
						10,980,066

	Consumer (2.0%)
	Altria Group, Inc.
	7.65%, due 7/1/08				100,000	101,539
	Anheuser-Busch Cos., Inc.
	6.45%, due 9/1/37				250,000	273,590
	Archer-Daniels-Midland Co.
	5.375%, due 9/15/35				75,000	67,318
	6.45%, due 1/15/38				100,000	103,782
	Avon Products, Inc.
	5.125%, due 1/15/11				50,000	51,423
	Bottling Group LLC
	5.50%, due 4/1/16				100,000	104,192
	Bunge Limited Finance Corp.
	5.35%, due 4/15/14				100,000	100,039
	Campbell Soup Co.
	4.875%, due 10/1/13				100,000	102,989
	Coca-Cola Enterprises, Inc.
	7.00%, due 10/1/26				100,000	112,576
	8.50%, due 2/1/22				252,000	318,266
	ConAgra Foods, Inc.
	7.00%, due 10/1/28				100,000	106,217
	7.875%, due 9/15/10				67,000	73,086
	Coors Brewing Co.
	6.375%, due 5/15/12				4,000	4,360
	Costco Wholesale Corp.
	5.50%, due 3/15/17				100,000	103,396
	CVS Caremark Corp.
	4.875%, due 9/15/14				50,000	49,237
	6.25%, due 6/1/27				175,000	174,398
	General Mills, Inc.
	5.65%, due 9/10/12				65,000	67,523
	5.70%, due 2/15/17				100,000	101,335
	H.J. Heinz Finance Co.
	6.625%, due 7/15/11				300,000	325,628
	Hershey Co. (The)
	5.45%, due 9/1/16				100,000	103,525
	Home Depot, Inc.
	5.40%, due 3/1/16				200,000	190,679
	5.875%, due 12/16/36				250,000	208,630
	J.C. Penney Co., Inc.
	6.875%, due 10/15/15				150,000	154,112
	7.375%, due 8/15/08				151,000	152,821
	Kellogg Co.
	Series B
	6.60%, due 4/1/11				350,000	374,354
	Series B
	7.45%, due 4/1/31				150,000	172,869
	Kohl's Corp.
	6.30%, due 3/1/11				100,000	104,267
	Kraft Foods, Inc.
	5.25%, due 10/1/13				100,000	100,901
	6.25%, due 6/1/12				250,000	262,585
	6.50%, due 8/11/17				225,000	234,887
	Kroger Co. (The)
	5.50%, due 2/1/13				250,000	257,560
	6.40%, due 8/15/17				175,000	186,022
	Limited Brands, Inc.
	6.125%, due 12/1/12				75,000	72,909
	Lowe's Cos., Inc.
	6.65%, due 9/15/37				100,000	100,248
	6.875%, due 2/15/28				100,000	103,132
	Macy's Retail Holdings, Inc.
	5.35%, due 3/15/12				125,000	121,583
	5.95%, due 11/1/08				50,000	50,492
	6.30%, due 4/1/09				100,000	101,482
	6.625%, due 9/1/08				100,000	101,348
	6.65%, due 7/15/24				50,000	44,424
	6.70%, due 9/15/28				100,000	86,515
	McDonalds Corp.
	5.80%, due 10/15/17				160,000	169,223
	Mohawk Industries, Inc.
	6.125%, due 1/15/16				100,000	99,335
	Newell Rubbermaid, Inc.
	6.75%, due 3/15/12				50,000	54,431
	Pepsi Bottling Group, Inc.
	7.00%, due 3/1/29				60,000	68,371
	Pepsi Bottling Holdings, Inc.
	5.625%, due 2/17/09		(a)		250,000	255,447
	PepsiCo., Inc.
	5.15%, due 5/15/12				250,000	263,903
	Procter & Gamble Co. (The)
	4.85%, due 12/15/15				75,000	77,342
	5.55%, due 3/5/37				250,000	248,914
	5.80%, due 8/15/34				75,000	76,848
	Safeway, Inc.
	5.80%, due 8/15/12				200,000	208,411
	6.35%, due 8/15/17				100,000	105,780
	Sara Lee Corp.
	6.25%, due 9/15/11				150,000	159,679
	Sysco Corp.
	5.375%, due 9/21/35				100,000	92,241
	Target Corp.
	5.875%, due 3/1/12				250,000	263,533
	6.00%, due 1/15/18				200,000	208,197
	6.50%, due 10/15/37				150,000	147,270
	Tyson Foods, Inc.
	6.85%, due 4/1/16				50,000	50,037
	Wal-Mart Stores, Inc.
	4.75%, due 8/15/10				150,000	155,471
	5.375%, due 4/5/17				350,000	362,594
	6.50%, due 8/15/37				350,000	367,072
	6.875%, due 8/10/09				250,000	263,304
	Wm. Wrigley Jr. Co.
	4.65%, due 7/15/15				50,000	48,922
	Yum! Brands, Inc.
	6.25%, due 3/15/18				130,000	134,022
						9,506,586

	Electric (1.9%)
	Alabama Power Co.
	5.55%, due 2/1/17				50,000	51,475
	American Electric Power Co., Inc.
	Series C
	5.375%, due 3/15/10				200,000	205,640
	Appalachian Power Co.
	Series H
	5.95%, due 5/15/33				100,000	93,771
	Arizona Public Service Co.
	6.375%, due 10/15/11				100,000	105,414
	CenterPoint Energy Houston Electric LLC
	Series K2
	6.95%, due 3/15/33				100,000	108,108
	Consolidated Edison Co. of New York, Inc.
	5.625%, due 7/1/12				100,000	105,438
	6.20%, due 6/15/36				100,000	99,964
	6.30%, due 8/15/37				125,000	126,647
	Constellation Energy Group, Inc.
	6.125%, due 9/1/09				100,000	102,639
	7.60%, due 4/1/32				100,000	110,660
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10				250,000	248,821
	Series B
	5.375%, due 4/15/13				100,000	101,429
	Dominion Resources, Inc.
	5.00%, due 3/15/13				100,000	101,539
	5.15%, due 7/15/15				100,000	99,169
	Series B
	6.25%, due 6/30/12				90,000	96,754
	DTE Energy Co.
	7.05%, due 6/1/11				250,000	268,196
	Duke Energy Carolinas LLC
	6.00%, due 1/15/38				100,000	101,083
	6.45%, due 10/15/32				250,000	262,641
	Entergy Mississippi, Inc.
	5.15%, due 2/1/13				75,000	74,509
	Exelon Corp.
	6.75%, due 5/1/11				200,000	210,895
	FirstEnergy Corp.
	Series B
	6.45%, due 11/15/11				250,000	264,013
	Series C
	7.375%, due 11/15/31				125,000	137,293
	Florida Power & Light
	5.55%, due 11/1/17				100,000	104,066
	5.95%, due 10/1/33				100,000	101,284
	Florida Power Corp.
	6.35%, due 9/15/37				150,000	158,252
	FPL Group Capital, Inc.
	7.375%, due 6/1/09				250,000	262,005
	Georgia Power Co.
	5.65%, due 3/1/37				100,000	94,526
	IES Utilities, Inc.
	Series B
	6.75%, due 3/15/11				100,000	106,886
	Kansas City Power & Light Co.
	6.50%, due 11/15/11				50,000	53,691
	MidAmerican Energy Holdings Co.
	4.65%, due 10/1/14				250,000	244,308
	5.875%, due 10/1/12				100,000	106,328
	6.125%, due 4/1/36				250,000	248,415
	MidAmerican Funding LLC
	6.75%, due 3/1/11				100,000	108,824
	Nevada Power Co.
	6.50%, due 4/15/12				50,000	52,788
	Niagara Mohawk Power Corp.
	7.75%, due 10/1/08				50,000	51,143
	NiSource Finance Corp.
	6.15%, due 3/1/13				175,000	181,516
	Northern States Power Co.
	6.875%, due 8/1/09				100,000	104,237
	Ohio Power Co.
	Series K
	6.00%, due 6/1/16				50,000	51,694
	Series G
	6.60%, due 2/15/33				150,000	153,677
	Oncor Electric Delivery Co.
	6.375%, due 5/1/12				100,000	104,575
	7.00%, due 9/1/22				100,000	102,738
	Pacific Gas & Electric Co.
	5.625%, due 11/30/17				400,000	410,250
	Pacificorp
	6.25%, due 10/15/37				150,000	155,111
	Peco Energy Co.
	5.95%, due 10/1/36				100,000	97,944
	Pepco Holdings, Inc.
	6.45%, due 8/15/12				100,000	106,612
	7.45%, due 8/15/32				100,000	108,942
	PPL Energy Supply LLC
	5.40%, due 8/15/14				100,000	98,724
	Progress Energy, Inc.
	5.625%, due 1/15/16				50,000	51,086
	6.85%, due 4/15/12				400,000	434,624
	PSE&G Power LLC
	7.75%, due 4/15/11				100,000	108,918
	8.625%, due 4/15/31				50,000	61,917
	PSI Energy, Inc.
	5.00%, due 9/15/13				100,000	100,690
	Public Service Electric & Gas Co.
	Series D
	5.25%, due 7/1/35				50,000	44,971
	Puget Sound Energy, Inc.
	6.274%, due 3/15/37				100,000	98,962
	San Diego Gas & Electric Co.
	5.35%, due 5/15/35				25,000	23,011
	SCANA Corp.
	6.25%, due 2/1/12				100,000	105,924
	South Carolina Electric & Gas Co.
	6.05%, due 1/15/38				100,000	99,968
	Southern California Edison Co.
	5.00%, due 1/15/14				225,000	227,227
	6.00%, due 1/15/34				100,000	100,626
	Southern Power Co.
	4.875%, due 7/15/15				100,000	96,897
	Series B
	6.25%, due 7/15/12				150,000	160,108
	Union Electric Co.
	4.65%, due 10/1/13				100,000	99,469
	5.40%, due 2/1/16				100,000	100,411
	Virginia Electric and Power Co.
	6.00%, due 1/15/36				200,000	198,598
	6.00%, due 5/15/37				125,000	123,761
	Wisconsin Energy Corp.
	6.50%, due 4/1/11				175,000	186,464
	Xcel Energy, Inc.
	6.50%, due 7/1/36				100,000	101,267
						8,969,533

	Energy (0.9%)
	Amerada Hess Corp.
	7.30%, due 8/15/31				100,000	113,521
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16				325,000	335,127
	6.45%, due 9/15/36		(d)		150,000	152,953
	Apache Corp.
	6.00%, due 1/15/37				150,000	149,993
	Burlington Resources, Inc.
	7.375%, due 3/1/29				104,000	123,343
	ConocoPhillips
	5.90%, due 10/15/32				250,000	254,889
	Devon Energy Corp.
	7.95%, due 4/15/32				50,000	61,247
	Devon Financing Corp. LLC
	6.875%, due 9/30/11				400,000	436,506
	Duke Capital LLC
	6.75%, due 2/15/32				125,000	122,800
	Energy Transfer Partners, L.P.
	5.95%, due 2/1/15				130,000	129,841
	Enterprise Products Operating, L.P.
	Series B
	6.875%, due 3/1/33				200,000	205,441
	Halliburton Co.
	5.50%, due 10/15/10				100,000	104,889
	Hess Corp.
	6.65%, due 8/15/11				50,000	53,895
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13				150,000	149,101
	5.80%, due 3/15/35				250,000	221,457
	6.75%, due 3/15/11				200,000	212,339
	Marathon Oil Corp.
	6.00%, due 10/1/17				100,000	103,774
	6.80%, due 3/15/32				100,000	105,508
	ONEOK Partners, L.P.
	6.15%, due 10/1/16				125,000	127,626
	ONEOK, Inc.
	5.51%, due 2/16/08				100,000	100,007
	7.125%, due 4/15/11				100,000	108,008
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35				250,000	256,750
	Plains All American Pipeline, L.P./PAA Finance Corp.
	6.65%, due 1/15/37				65,000	64,666
	Tennessee Gas Pipeline Co.
	7.50%, due 4/1/17				300,000	331,625
	Valero Energy Corp.
	6.625%, due 6/15/37				100,000	98,778
	7.50%, due 4/15/32				100,000	107,614
	Weatherford International, Inc.
	6.35%, due 6/15/17				50,000	52,625
	XTO Energy, Inc.
	4.90%, due 2/1/14				75,000	74,957
	6.10%, due 4/1/36				60,000	59,436
	6.75%, due 8/1/37				100,000	106,696
						4,525,412

	Finance - Other (3.9%)
	AIG SunAmerica Global Financing VI
	6.30%, due 5/10/11		(a)		250,000	264,703
	American Express Co.
	5.50%, due 9/12/16				75,000	74,839
	6.15%, due 8/28/17				300,000	309,734
	American Express Travel Related Services Co., Inc.
	Series E
	3.625%, due 2/20/09				250,000	250,914
	American General Finance Corp.
	Series I
	5.40%, due 12/1/15				350,000	330,270
	AvalonBay Communities, Inc.
	4.95%, due 3/15/13				100,000	95,133
	Bear Stearns Cos., Inc. (The)
	5.30%, due 10/30/15				100,000	90,766
	5.50%, due 8/15/11				100,000	99,778
	5.70%, due 11/15/14				250,000	240,343
	Boston Properties, Inc.
	6.25%, due 1/15/13				100,000	101,890
	Brandywine Operating Partnership, L.P.
	4.50%, due 11/1/09				125,000	124,064
	BRE Properties, Inc.
	5.75%, due 9/1/09				100,000	101,259
	Camden Property Trust
	4.375%, due 1/15/10				100,000	98,260
	Capital One Bank
	4.25%, due 12/1/08				100,000	98,703
	5.125%, due 2/15/14				100,000	91,392
	CarrAmerica Realty Corp.
	3.625%, due 4/1/09				50,000	49,118
	Chelsea Property Group, Inc.
	6.00%, due 1/15/13				100,000	102,207
	Citigroup, Inc.
	4.70%, due 5/29/15				300,000	289,826
	4.875%, due 5/7/15				350,000	337,591
	5.625%, due 8/27/12				100,000	102,998
	5.875%, due 2/22/33				600,000	556,694
	6.125%, due 11/21/17				450,000	474,497
	Colonial Realty, L.P.
	4.80%, due 4/1/11				50,000	47,158
	Countrywide Financial Corp.
	6.25%, due 5/15/16		(d)		200,000	166,642
	Countrywide Home Loans, Inc.
	3.25%, due 5/21/08		(d)		250,000	241,642
	Credit Suisse First Boston USA, Inc.
	3.875%, due 1/15/09				125,000	125,384
	4.875%, due 1/15/15				350,000	347,008
	5.125%, due 1/15/14				100,000	101,608
	5.25%, due 3/2/11				100,000	104,149
	6.125%, due 11/15/11				250,000	265,877
	6.50%, due 1/15/12				250,000	267,808
	Developers Diversified Realty Corp.
	3.875%, due 1/30/09				100,000	97,854
	5.00%, due 5/3/10				50,000	48,827
	ERP Operating, L.P.
	5.125%, due 3/15/16				50,000	45,462
	5.375%, due 8/1/16				50,000	45,356
	6.95%, due 3/2/11				100,000	105,423
	Golden West Financial Corp.
	4.75%, due 10/1/12				100,000	101,536
	Goldman Sachs Group, Inc. (The)
	4.75%, due 7/15/13				250,000	252,996
	5.15%, due 1/15/14				625,000	636,659
	5.35%, due 1/15/16				350,000	353,717
	5.625%, due 1/15/17				245,000	243,407
	5.70%, due 9/1/12				450,000	475,290
	5.75%, due 10/1/16				150,000	156,033
	6.25%, due 9/1/17				350,000	371,116
	6.45%, due 5/1/36				100,000	95,618
	Goldman Sachs Group, L.P.
	5.00%, due 10/1/14				100,000	101,520
	Hospitality Properties Trust
	5.125%, due 2/15/15				50,000	46,892
	iStar Financial, Inc.
	5.65%, due 9/15/11				150,000	133,414
	John Deere Capital Corp.
	7.00%, due 3/15/12				250,000	276,489
	JPMorgan Chase & Co.
	4.875%, due 3/15/14				250,000	250,570
	5.15%, due 10/1/15				500,000	496,646
	5.75%, due 1/2/13				200,000	208,307
	6.75%, due 2/1/11				500,000	534,865
	Kimco Realty Corp.
	5.783%, due 3/15/16				50,000	47,477
	Lehman Brothers Holdings, Inc.
	5.00%, due 1/14/11				100,000	99,485
	5.25%, due 2/6/12				250,000	248,978
	5.50%, due 4/4/16				200,000	192,693
	5.75%, due 1/3/17				100,000	97,881
	6.50%, due 7/19/17				600,000	613,201
	6.625%, due 1/18/12				150,000	157,442
	7.00%, due 2/1/08				250,000	250,000
	Liberty Property, L.P.
	5.125%, due 3/2/15				100,000	91,718
	8.50%, due 8/1/10				100,000	109,122
	Mack-Cali Realty, L.P.
	5.05%, due 4/15/10				201,000	206,301
	Merrill Lynch & Co., Inc.
	Series C
	5.00%, due 1/15/15				150,000	144,272
	Series B
	5.30%, due 9/30/15				250,000	243,973
	5.70%, due 5/2/17				100,000	96,461
	5.77%, due 7/25/11				200,000	205,086
	6.00%, due 2/17/09				250,000	255,546
	6.05%, due 5/16/16				175,000	174,868
	6.40%, due 8/28/17				250,000	256,795
	Morgan Stanley
	3.625%, due 4/1/08				250,000	249,812
	4.75%, due 4/1/14				100,000	96,166
	5.375%, due 10/15/15				275,000	271,005
	Series E
	5.45%, due 1/9/17				225,000	222,872
	5.625%, due 1/9/12				350,000	360,646
	6.25%, due 8/28/17				150,000	155,768
	6.25%, due 8/9/26				100,000	98,788
	6.60%, due 4/1/12				175,000	186,217
	6.75%, due 4/15/11				100,000	106,395
	6.75%, due 10/15/13				175,000	188,773
	National Rural Utilities Cooperative Finance Corp.
	5.75%, due 8/28/09				250,000	257,468
	Series C
	7.25%, due 3/1/12				50,000	54,951
	8.00%, due 3/1/32				75,000	89,399
	Pricoa Global Funding I
	4.20%, due 1/15/10		(a)		100,000	102,072
	4.625%, due 6/25/12		(a)		100,000	103,205
	ProLogis
	5.625%, due 11/15/15				50,000	47,002
	5.625%, due 11/15/16				100,000	91,976
	Regency Centers, L.P.
	5.25%, due 8/1/15				100,000	96,494
	Security Capital Group
	7.95%, due 5/15/08				50,000	50,241
	Simon Property Group, L.P.
	3.75%, due 1/30/09				50,000	49,628
	5.25%, due 12/1/16				100,000	93,159
	5.375%, due 8/28/08				100,000	100,194
	5.45%, due 3/15/13				100,000	98,723
	SLM Corp.
	5.625%, due 8/1/33				250,000	188,828
	Textron Financial Corp.
	4.125%, due 3/3/08				125,000	125,090
	Toyota Motor Credit Corp.
	4.25%, due 3/15/10				100,000	101,205
	5.45%, due 5/18/11				150,000	159,951
	Unilever Capital Corp.
	5.90%, due 11/15/32				100,000	100,353
	Washington Mutual Bank
	5.95%, due 5/20/13				175,000	159,593
	Washington Mutual Financial Corp.
	6.875%, due 5/15/11				100,000	107,461
	World Savings Bank FSB
	4.125%, due 12/15/09				100,000	101,222
						18,736,208

	Gas (0.1%)
	AGL Capital Corp.
	4.45%, due 4/15/13				100,000	95,956
	Atmos Energy Corp.
	4.00%, due 10/15/09				100,000	99,968
	Sempra Energy
	6.00%, due 2/1/13				100,000	106,374
						302,298

	Independent (1.2%)
	American General Finance Corp.
	Series H
	4.00%, due 3/15/11				250,000	248,203
	Ameriprise Financial, Inc.
	5.35%, due 11/15/10				100,000	102,541
	CIT Group, Inc.
	5.00%, due 2/13/14				100,000	83,460
	5.40%, due 1/30/16				150,000	121,934
	5.65%, due 2/13/17				100,000	82,909
	CitiFinancial Credit Co.
	8.70%, due 6/15/10				227,000	251,728
	General Electric Capital Corp.
	4.875%, due 10/21/10				200,000	206,731
	5.00%, due 1/8/16				375,000	380,905
	5.40%, due 2/15/17				200,000	203,979
	5.875%, due 1/14/38				225,000	219,878
	6.00%, due 6/15/12				1,125,000	1,197,975
	Series A
	6.75%, due 3/15/32				650,000	710,781
	HSBC Finance Corp.
	5.00%, due 6/30/15				250,000	243,236
	5.50%, due 1/19/16				750,000	750,276
	6.375%, due 10/15/11				550,000	576,060
	6.40%, due 6/17/08				250,000	252,313
	International Lease Finance Corp.
	Series O
	4.375%, due 11/1/09				250,000	251,634
	Toll Brothers Finance Corp.
	5.15%, due 5/15/15				50,000	44,974
						5,929,517

	Insurance (0.9%)
	Ace INA Holdings, Inc.
	5.70%, due 2/15/17				60,000	60,198
	5.875%, due 6/15/14				105,000	109,764
	Aegon Funding Corp.
	5.75%, due 12/15/20				100,000	99,164
	Allstate Corp. (The)
	5.00%, due 8/15/14				275,000	275,173
	5.95%, due 4/1/36				50,000	46,503
	7.20%, due 12/1/09				100,000	105,694
	American International Group, Inc.
	4.70%, due 10/1/10				100,000	101,574
	5.85%, due 1/16/18				300,000	300,779
	6.25%, due 5/1/36				200,000	202,641
	Aon Corp.
	7.375%, due 12/14/12				100,000	114,223
	Assurant, Inc.
	5.625%, due 2/15/14				100,000	97,522
	Berkshire Hathaway Finance Corp.
	4.85%, due 1/15/15				400,000	404,709
	Chubb Corp.
	5.20%, due 4/1/13				100,000	102,122
	CIGNA Corp.
	7.00%, due 1/15/11				125,000	133,635
	Everest Reinsurance Holdings, Inc.
	8.75%, due 3/15/10				100,000	109,622
	Genworth Financial, Inc.
	Class A
	4.95%, due 10/1/15				75,000	71,456
	5.75%, due 6/15/14				50,000	50,820
	Hartford Financial Services Group, Inc. (The)
	5.50%, due 10/15/16				75,000	74,875
	5.55%, due 8/16/08				100,000	100,909
	7.90%, due 6/15/10				100,000	110,026
	Hartford Life Global Funding Trusts
	5.20%, due 2/15/11				100,000	103,615
	Lincoln National Corp.
	4.75%, due 2/15/14				150,000	152,309
	Marsh & McLennan Cos., Inc.
	5.375%, due 7/15/14				100,000	100,354
	MetLife, Inc.
	5.00%, due 11/24/13				50,000	51,522
	5.00%, due 6/15/15				225,000	225,353
	5.70%, due 6/15/35				100,000	91,592
	6.125%, due 12/1/11				100,000	106,194
	Nationwide Financial Services, Inc.
	5.10%, due 10/1/15				25,000	25,257
	Principal Financial Group, Inc.
	6.05%, due 10/15/36				100,000	94,417
	Principal Life Income Funding Trust
	5.20%, due 11/15/10				50,000	52,113
	Progressive Corp. (The)
	6.25%, due 12/1/32				50,000	49,384
	Protective Life Corp.
	4.875%, due 11/1/14				100,000	99,450
	Prudential Financial, Inc.
	Series B
	5.10%, due 9/20/14				100,000	101,319
	5.70%, due 12/14/36				100,000	90,708
	SAFECO Corp.
	4.20%, due 2/1/08				100,000	100,000
	St. Paul Travelers Cos., Inc. (The)
	5.50%, due 12/1/15				100,000	101,409
	6.75%, due 6/20/36				75,000	78,167
	Travelers Property Casualty Corp.
	5.00%, due 3/15/13				100,000	101,364
						4,395,936

	Manufacturing (2.3%)
	3M Co.
	5.70%, due 3/15/37				100,000	102,147
	Alcoa, Inc.
	5.72%, due 2/23/19				187,000	181,633
	5.95%, due 2/1/37				100,000	90,580
	American Standard, Inc.
	7.375%, due 2/1/08				50,000	50,000
	Black & Decker Corp.
	4.75%, due 11/1/14				50,000	48,289
	Boeing Co. (The)
	6.125%, due 2/15/33				250,000	264,069
	Caterpillar, Inc.
	6.05%, due 8/15/36				313,000	319,436
	Centex Corp.
	5.125%, due 10/1/13				50,000	42,875
	7.50%, due 1/15/12				100,000	97,000
	Cooper Industries, Inc.
	5.25%, due 11/15/12				50,000	51,897
	CRH America, Inc.
	5.30%, due 10/15/13				100,000	97,313
	6.00%, due 9/30/16				100,000	96,784
	D.R. Horton, Inc.
	4.875%, due 1/15/10				100,000	92,000
	5.00%, due 1/15/09				230,000	221,375
	8.00%, due 2/1/09				100,000	98,250
	DaimlerChrysler N.A. Holding Corp.
	4.05%, due 6/4/08				250,000	250,358
	4.875%, due 6/15/10				100,000	101,700
	7.75%, due 1/18/11				150,000	163,340
	8.50%, due 1/18/31				300,000	375,236
	Deere & Co.
	6.95%, due 4/25/14				50,000	55,902
	7.125%, due 3/3/31				125,000	141,420
	Dover Corp.
	5.375%, due 10/15/35				50,000	45,178
	Dow Chemical Co. (The)
	6.00%, due 10/1/12				200,000	213,239
	8.55%, due 10/15/09				50,000	53,951
	E.I. du Pont de Nemours & Co.
	4.75%, due 11/15/12				280,000	286,465
	Eastman Chemical Co.
	7.25%, due 1/15/24				100,000	106,980
	Electronic Data Systems Corp.
	Series B
	6.50%, due 8/1/13				100,000	101,818
	Emerson Electric Co.
	7.125%, due 8/15/10				450,000	487,636
	General Dynamics Corp.
	4.25%, due 5/15/13				100,000	101,037
	General Electric Co.
	5.25%, due 12/6/17				500,000	504,402
	Goodrich Corp.
	7.00%, due 4/15/38				50,000	55,351
	Hewlett-Packard Co.
	3.625%, due 3/15/08				250,000	250,098
	5.25%, due 3/1/12				100,000	104,805
	Honeywell International, Inc.
	5.40%, due 3/15/16				50,000	51,317
	5.625%, due 8/1/12				50,000	52,866
	5.70%, due 3/15/37				50,000	48,613
	7.50%, due 3/1/10		(d)		100,000	107,821
	ICI Wilmington, Inc.
	4.375%, due 12/1/08				100,000	100,570
	International Business Machines Corp.
	4.25%, due 9/15/09				150,000	152,232
	5.70%, due 9/14/17				200,000	210,099
	5.875%, due 11/29/32				100,000	99,667
	6.50%, due 1/15/28				100,000	106,368
	7.50%, due 6/15/13				100,000	114,586
	8.375%, due 11/1/19				100,000	126,709
	International Paper Co.
	5.25%, due 4/1/16				100,000	96,836
	5.85%, due 10/30/12				25,000	26,087
	Johnson Controls, Inc.
	5.50%, due 1/15/16				50,000	50,217
	6.00%, due 1/15/36				50,000	47,101
	Lennar Corp.
	Series B
	5.50%, due 9/1/14				50,000	39,785
	Litton Industries, Inc.
	8.00%, due 10/15/09				100,000	107,418
	Lockheed Martin Corp.
	6.15%, due 9/1/36				50,000	51,714
	7.65%, due 5/1/16				250,000	290,913
	Lubrizol Corp.
	5.50%, due 10/1/14				100,000	101,438
	Masco Corp.
	4.80%, due 6/15/15				200,000	180,878
	MDC Holdings, Inc.
	5.375%, due 7/1/15				50,000	48,053
	MeadWestvaco Corp.
	6.85%, due 4/1/12				100,000	106,067
	Minnesota Mining & Manufacturing
	6.375%, due 2/15/28				100,000	111,570
	Monsanto Co.
	7.375%, due 8/15/12				100,000	111,354
	Newmont Mining Corp.
	8.625%, due 5/15/11				50,000	57,620
	Northrop Grumman Corp.
	7.125%, due 2/15/11				100,000	108,530
	7.75%, due 2/15/31				50,000	62,676
	7.875%, due 3/1/26				100,000	121,313
	Owens Corning, Inc.
	6.50%, due 12/1/16				100,000	92,164
	Pitney Bowes, Inc.
	3.875%, due 6/15/13				150,000	145,898
	5.75%, due 9/15/17				100,000	103,044
	Praxair, Inc.
	3.95%, due 6/1/13				100,000	98,144
	Pulte Homes, Inc.
	7.875%, due 8/1/11				400,000	386,500
	Raytheon Co.
	5.50%, due 11/15/12				100,000	105,649
	6.40%, due 12/15/18				350,000	383,733
	Rohm & Haas Co.
	7.85%, due 7/15/29				100,000	114,858
	Textron, Inc.
	4.50%, due 8/1/10				100,000	101,909
	United Technologies Corp.
	4.875%, due 5/1/15				100,000	100,860
	5.40%, due 5/1/35				100,000	94,645
	6.35%, due 3/1/11				250,000	269,582
	VF Corp.
	6.45%, due 11/1/37				50,000	47,164
	Vulcan Materials
	5.60%, due 11/30/12				75,000	77,210
	Vulcan Materials Co.
	6.00%, due 4/1/09				250,000	258,328
	Weyerhaeuser Co.
	6.75%, due 3/15/12				200,000	212,211
	7.375%, due 3/15/32				100,000	99,251
	Xerox Corp.
	6.40%, due 3/15/16				160,000	164,712
						10,998,844

	Service (2.3%)
	Abbott Laboratories
	5.875%, due 5/15/16				200,000	213,262
	6.15%, due 11/30/37				100,000	104,193
	Aetna, Inc.
	6.00%, due 6/15/16				75,000	77,197
	7.875%, due 3/1/11				100,000	110,287
	Allergan, Inc.
	5.75%, due 4/1/16				50,000	51,772
	Amgen, Inc.
	4.85%, due 11/18/14				100,000	99,414
	5.85%, due 6/1/17		(a)		150,000	153,886
	Baxter International, Inc.
	4.625%, due 3/15/15				50,000	49,240
	5.90%, due 9/1/16				100,000	105,922
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36				150,000	145,433
	7.15%, due 6/15/23				50,000	57,795
	Cardinal Health, Inc.
	6.00%, due 6/15/17		(a)		100,000	104,431
	6.25%, due 7/15/08				100,000	101,178
	Clear Channel Communications, Inc.
	5.50%, due 9/15/14				100,000	76,196
	6.875%, due 6/15/18				100,000	75,270
	Clorox Co. (The)
	5.00%, due 1/15/15				50,000	49,052
	Comcast Cable Communications Holdings, Inc.
	8.375%, due 3/15/13				250,000	282,728
	Comcast Cable Communications, Inc.
	7.125%, due 6/15/13				400,000	432,929
	Comcast Corp.
	4.95%, due 6/15/16				100,000	94,576
	5.65%, due 6/15/35				200,000	174,657
	5.875%, due 2/15/18				150,000	149,873
	6.45%, due 3/15/37				250,000	242,267
	Cox Communications, Inc.
	3.875%, due 10/1/08				40,000	39,951
	5.45%, due 12/15/14				100,000	99,827
	7.125%, due 10/1/12				200,000	216,492
	Eli Lilly & Co.
	4.50%, due 3/15/18				100,000	98,664
	7.125%, due 6/1/25				100,000	117,868
	Fortune Brands, Inc.
	5.375%, due 1/15/16				100,000	96,082
	5.875%, due 1/15/36				25,000	21,568
	Genentech, Inc.
	4.75%, due 7/15/15				100,000	100,121
	GlaxoSmithKline Capital, Inc.
	4.375%, due 4/15/14				200,000	197,280
	Harrah's Operating Co., Inc.
	5.375%, due 12/15/13				100,000	68,000
	5.625%, due 6/1/15				50,000	31,750
	Hillenbrand Industries, Inc.
	4.50%, due 6/15/09				130,000	132,530
	Historic TW, Inc.
	6.625%, due 5/15/29				250,000	241,760
	Johnson & Johnson
	5.55%, due 8/15/17				100,000	108,304
	6.95%, due 9/1/29				100,000	119,748
	Kimberly-Clark Corp.
	6.375%, due 1/1/28				100,000	101,978
	6.625%, due 8/1/37				100,000	109,035
	Marriott International, Inc./DE
	Series J
	5.625%, due 2/15/13				50,000	51,160
	McKesson Corp.
	5.70%, due 3/1/17				50,000	51,098
	Medtronic, Inc.
	Series B
	4.75%, due 9/15/15				50,000	49,522
	Merck & Co., Inc.
	4.75%, due 3/1/15				250,000	254,992
	News America, Inc.
	5.30%, due 12/15/14				300,000	303,780
	6.40%, due 12/15/35				175,000	172,714
	7.25%, due 5/18/18				100,000	109,158
	Oracle Corp.
	5.00%, due 1/15/11				200,000	204,894
	5.25%, due 1/15/16				100,000	100,244
	Pfizer, Inc.
	4.65%, due 3/1/18				300,000	300,229
	Quest Diagnostics, Inc.
	5.125%, due 11/1/10				50,000	51,850
	7.50%, due 7/12/11				50,000	55,525
	R.R. Donnelley & Sons Co.
	5.50%, due 5/15/15				100,000	97,364
	Republic Services, Inc.
	6.75%, due 8/15/11				50,000	53,685
	Schering-Plough Corp.
	6.00%, due 9/15/17				250,000	257,787
	6.75%, due 12/1/33				100,000	105,401
	Science Applications International Corp.
	6.25%, due 7/1/12				100,000	108,959
	Teva Pharmaceutical Finance LLC
	6.15%, due 2/1/36				50,000	49,722
	Time Warner Cable, Inc.
	6.55%, due 5/1/37				175,000	173,357
	Time Warner Cos., Inc.
	6.95%, due 1/15/28				200,000	200,160
	Time Warner, Inc.
	6.75%, due 4/15/11				250,000	260,820
	6.875%, due 5/1/12				175,000	183,921
	7.625%, due 4/15/31				375,000	405,170
	UnitedHealth Group, Inc.
	5.00%, due 8/15/14				200,000	196,192
	5.375%, due 3/15/16				100,000	97,653
	6.00%, due 6/15/17		(a)		100,000	101,493
	Viacom, Inc.
	5.625%, due 8/15/12				350,000	353,679
	5.75%, due 4/30/11				50,000	51,243
	6.875%, due 4/30/36				250,000	244,276
	Walt Disney Co. (The)
	Series B
	5.875%, due 12/15/17				125,000	133,124
	6.375%, due 3/1/12				250,000	271,025
	Waste Management, Inc.
	5.00%, due 3/15/14				50,000	48,819
	7.125%, due 12/15/17				100,000	109,520
	7.75%, due 5/15/32				75,000	83,399
	WellPoint, Inc.
	5.95%, due 12/15/34				250,000	231,130
	6.80%, due 8/1/12				100,000	111,835
	Western Union Co. (The)
	5.93%, due 10/1/16				130,000	132,098
	Wyeth
	5.50%, due 3/15/13				300,000	316,623
	6.00%, due 2/15/36				200,000	197,855
	6.45%, due 2/1/24				100,000	105,323
	Wyndham Worldwide Corp.
	6.00%, due 12/1/16				50,000	47,723
						11,287,038

	Telecom (1.1%)
	ALLTEL Corp.
	7.00%, due 7/1/12				250,000	212,500
	AT&T, Inc.
	6.30%, due 1/15/38				100,000	99,302
	6.80%, due 5/15/36				265,000	279,384
	BellSouth Corp.
	5.20%, due 9/15/14				100,000	101,187
	6.00%, due 11/15/34				100,000	95,485
	6.875%, due 10/15/31				250,000	259,616
	CenturyTel, Inc.
	Series H
	8.375%, due 10/15/10				100,000	110,342
	Cingular Wireless LLC
	6.50%, due 12/15/11				100,000	107,020
	Cisco Systems, Inc.
	5.50%, due 2/22/16				275,000	284,194
	Embarq Corp.
	7.995%, due 6/1/36				200,000	199,808
	Harris Corp.
	5.00%, due 10/1/15				50,000	49,280
	Motorola, Inc.
	7.50%, due 5/15/25				100,000	101,418
	New Cingular Wireless Services, Inc.
	8.125%, due 5/1/12				100,000	113,684
	8.75%, due 3/1/31				100,000	125,537
	SBC Communications, Inc.
	5.10%, due 9/15/14				700,000	703,235
	5.875%, due 2/1/12				100,000	105,353
	6.15%, due 9/15/34				250,000	243,535
	Sprint Capital Corp.
	6.875%, due 11/15/28				300,000	251,698
	7.625%, due 1/30/11				100,000	101,531
	8.375%, due 3/15/12				500,000	519,682
	8.75%, due 3/15/32				100,000	98,097
	Verizon Communications, Inc.
	5.85%, due 9/15/35				300,000	286,103
	6.25%, due 4/1/37		(d)		65,000	65,237
	Verizon Global Funding Corp.
	7.75%, due 12/1/30				350,000	408,495
	Verizon Pennsylvania, Inc.
	Series A
	5.65%, due 11/15/11				250,000	259,366
						5,181,089

	Transportation (0.3%)
	Burlington Northern Santa Fe Corp.
	6.15%, due 5/1/37				75,000	72,334
	6.20%, due 8/15/36				50,000	48,378
	6.75%, due 7/15/11				100,000	107,309
	7.125%, due 12/15/10				100,000	107,425
	CSX Transportation, Inc.
	7.875%, due 5/15/43				100,000	110,641
	Norfolk Southern Corp.
	6.00%, due 4/30/08				100,000	100,593
	7.05%, due 5/1/37				100,000	109,921
	7.25%, due 2/15/31				100,000	108,381
	Southwest Airlines Co.
	5.25%, due 10/1/14				75,000	73,879
	TTX Co.
	5.00%, due 4/1/12		(a)		100,000	105,269
	Union Pacific Corp.
	5.375%, due 5/1/14				250,000	246,799
	5.75%, due 11/15/17				100,000	100,808
	6.125%, due 1/15/12				100,000	106,447
	6.65%, due 1/15/11				100,000	106,019
	7.00%, due 2/1/16				50,000	55,205
	United Parcel Service
	6.20%, due 1/15/38				150,000	157,371
						1,716,779

	Water (0.0%)		‡
	American Water
	6.085%, due 10/15/17		(a)		100,000	102,529

	Total Corporate Bonds
	(Cost $92,421,269)					92,631,835

	Foreign Bonds (3.9%)
	Banks (0.5%)
	Abbey National PLC
	7.95%, due 10/26/29				100,000	117,358
	Bank of Tokyo-Mitsubishi, Ltd. (The)
	8.40%, due 4/15/10				100,000	108,517
	Deutsche Bank AG/London
	6.00%, due 9/1/17				175,000	186,053
	HSBC Holdings PLC
	7.50%, due 7/15/09				250,000	262,165
	Kreditanstalt fuer Wiederaufbau
	Series G
	4.875%, due 1/17/17		(d)		1,000,000	1,064,800
	Landwirtschaftliche Rentenbank
	Series 5
	3.25%, due 6/16/08				250,000	250,635
	Royal Bank of Canada
	5.65%, due 7/20/11				150,000	158,677
	Royal Bank of Scotland Group PLC
	5.00%, due 11/12/13				100,000	102,890
	5.05%, due 1/8/15				100,000	100,616
	UBS A.G.
	5.875%, due 7/15/16				125,000	130,940
	5.875%, due 12/20/17				125,000	131,224
						2,613,875

	Consumer (0.1%)
	Diageo Capital PLC
	3.375%, due 3/20/08				250,000	250,150
	5.125%, due 1/30/12				100,000	102,189
	5.875%, due 9/30/36				150,000	140,949
						493,288

	Electric (0.1%)
	Hydro Quebec
	Series JL
	6.30%, due 5/11/11				250,000	273,704
	Scottish Power PLC
	5.375%, due 3/15/15				100,000	98,769
						372,473

	Energy (0.1%)
	Anadarko Finance Co.
	6.75%, due 5/1/11				100,000	107,049
	Apache Finance Canada Corp.
	4.375%, due 5/15/15				100,000	96,694
	Transocean, Inc.
	7.375%, due 4/15/18				100,000	109,209
						312,952

	Finance - Other (0.0%)		‡
	UFJ Finance Aruba AEC
	6.75%, due 7/15/13				100,000	110,626

	Foreign Sovereign (1.2%)
	Canadian Government
	5.25%, due 11/5/08				500,000	509,044
	International Bank of Reconstruction & Development
	(zero coupon), due 3/11/31				504,000	157,883
	Malaysian Government
	7.50%, due 7/15/11				100,000	112,812
	Republic of Chile
	5.50%, due 1/15/13				100,000	105,510
	Republic of Colombia
	7.375%, due 1/27/17				500,000	548,000
	Republic of Italy
	5.625%, due 6/15/12				750,000	820,033
	6.875%, due 9/27/23				750,000	916,795
	Republic of Korea
	8.875%, due 4/15/08				250,000	252,432
	Republic of Poland
	5.25%, due 1/15/14				100,000	105,648
	Republic of South Africa
	7.375%, due 4/25/12				100,000	109,250
	Svensk Exportkredit AB
	5.125%, due 3/1/17				200,000	211,879
	United Mexican States
	Series A
	5.875%, due 1/15/14				750,000	795,375
	6.375%, due 1/16/13				550,000	594,825
	6.75%, due 9/27/34				150,000	162,600
	7.50%, due 1/14/12				250,000	279,125
						5,681,211

	Independent (0.1%)
	CIT Group Co. of Canada
	5.20%, due 6/1/15				300,000	241,700
	Rio Tinto Finance USA, Ltd.
	2.625%, due 9/30/08				250,000	248,430
						490,130

	Insurance (0.0%)		‡
	Axa S.A.
	8.60%, due 12/15/30				105,000	118,752
	XL Capital, Ltd.
	5.25%, due 9/15/14				50,000	44,818
						163,570

	Manufacturing (0.2%)
	Alcan, Inc.
	5.00%, due 6/1/15				100,000	98,433
	5.75%, due 6/1/35				50,000	45,526
	Barrick Gold Finance Co.
	4.875%, due 11/15/14				50,000	48,891
	BHP Billiton Finance USA, Ltd.
	4.80%, due 4/15/13				100,000	100,419
	5.25%, due 12/15/15				100,000	99,569
	Celulosa Arauco y Constitucion S.A.
	5.625%, due 4/20/15				50,000	49,468
	Hanson PLC
	6.125%, due 8/15/16				100,000	99,402
	Ingersoll-Rand Co.
	4.75%, due 5/15/15				50,000	48,736
	Lafarge S.A.
	6.50%, due 7/15/16				50,000	50,203
	7.125%, due 7/15/36				50,000	47,235
	Vale Overseas, Ltd.
	6.25%, due 1/23/17				400,000	393,645
						1,081,527

	Regional Government (0.6%)
	Province of British Columbia
	5.375%, due 10/29/08				250,000	254,690
	Province of Manitoba
	5.50%, due 10/1/08				250,000	254,612
	Province of Ontario
	4.95%, due 11/28/16				750,000	800,376
	Province of Quebec
	4.60%, due 5/26/15				1,000,000	1,028,953
	5.125%, due 11/14/16				260,000	278,350
	Series NJ
	7.50%, due 7/15/23				302,000	382,109
						2,999,090

	Service (0.1%)
	AstraZeneca PLC
	5.40%, due 9/15/12				100,000	105,549
	6.45%, due 9/15/37				350,000	378,735
	Thomson Corp. (The)
	5.70%, due 10/1/14				50,000	51,626
	6.20%, due 1/5/12				100,000	105,828
						641,738

	Telecom (0.9%)
	America Movil S.A. de C.V.
	5.75%, due 1/15/15				125,000	125,575
	British Telecommunications PLC
	8.625%, due 12/15/10				200,000	222,939
	9.125%, due 12/15/30				100,000	130,984
	Deutsche Telekom International Finance B.V.
	5.25%, due 7/22/13				100,000	102,346
	5.75%, due 3/23/16				200,000	203,412
	8.00%, due 6/15/10				350,000	377,389
	9.25%, due 6/1/32				100,000	132,578
	France Telecom S.A.
	8.50%, due 3/1/31				250,000	318,516
	Koninklijke (Royal) KPN N.V.
	8.00%, due 10/1/10				100,000	107,836
	Telecom Italia Capital S.A.
	4.875%, due 10/1/10				300,000	303,766
	4.95%, due 9/30/14				150,000	145,721
	6.00%, due 9/30/34				100,000	93,672
	6.375%, due 11/15/33				100,000	97,799
	Telefonica Emisones S.A.U.
	7.045%, due 6/20/36				100,000	110,463
	Telefonica Europe B.V.
	7.75%, due 9/15/10				250,000	270,320
	8.25%, due 9/15/30				100,000	122,603
	Telefonos de Mexico S.A. de C.V.
	4.50%, due 11/19/08				100,000	99,880
	Vodafone Group PLC
	6.15%, due 2/27/37				175,000	171,466
	7.75%, due 2/15/10				850,000	906,912
	7.875%, due 2/15/30				100,000	115,955
						4,160,132

	Total Foreign Bonds
	(Cost $18,512,259)					19,120,612

	Mortgage-Backed Securities (0.2%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (0.2%)
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3
	5.518%, due 9/11/41				500,000	494,565
	Morgan Stanley Capital I
	Series 2007-IQ14, Class AAB
	5.654%, due 4/15/49		(c)		500,000	493,107

	Total Mortgage-Backed Securities
	(Cost $1,005,059)					987,672

	U.S. Government & Federal Agencies (73.8%)

	Federal Home Loan Bank (1.1%)
	4.875%, due 5/14/10				5,000,000	5,229,360

	Federal Home Loan Mortgage Corporation (4.1%)
❖	4.00%, due 12/15/09				10,750,000	11,002,776
	4.125%, due 7/12/10				1,085,000	1,117,834
	4.50%, due 7/15/13				1,000,000	1,048,436
	4.50%, due 1/15/15				2,000,000	2,082,234
	4.875%, due 2/9/10				1,500,000	1,562,972
	5.00%, due 7/15/14				1,000,000	1,073,129
	6.25%, due 7/15/32				1,500,000	1,806,134
						19,693,515

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (22.2%)
	4.00%, due 8/1/20				2,530,438	2,482,567
❖	4.50%, due 4/1/20				8,766,294	8,762,541
	4.50%, due 11/1/20				121,106	120,987
	4.50%, due 8/1/33				354,594	343,436
	4.50%, due 6/1/34				468,513	453,289
	4.50%, due 5/1/35				849,079	821,462
	4.50%, due 6/1/35				844,972	817,488
	4.50%, due 8/1/35				848,696	821,092
	4.50%, due 3/1/36				400,000	386,989
	5.00%, due 5/1/18				4,195,137	4,258,265
	5.00%, due 6/1/18				1,987,916	2,017,830
	5.00%, due 11/1/21				410,765	415,992
	5.00%, due 5/1/22				1,594,994	1,615,550
	5.00%, due 10/1/22				153,898	155,881
	5.00%, due 10/1/36				226,245	225,272
❖	5.00%, due 6/1/37				17,245,048	17,170,021
	5.50%, due 2/1/18				537,709	551,945
	5.50%, due 8/1/21				790,529	809,159
	5.50%, due 1/1/22				959,390	982,000
	5.50%, due 1/1/23				500,000	511,754
	5.50%, due 9/1/35				1,001,832	1,014,847
	5.50%, due 9/1/36				55,071	55,773
	5.50%, due 10/1/36				2,263,443	2,292,326
❖	5.50%, due 4/1/37				14,703,290	14,888,352
	5.50%, due 6/1/37				1,940,514	1,964,938
	5.50%, due 7/1/37				2,468,865	2,499,939
	5.50%, due 8/1/37				2,983,456	3,021,007
	5.50%, due 9/1/37				957,910	969,966
	5.50%, due 10/1/37				999,999	1,012,586
❖	5.50%, due 11/1/37				10,971,534	11,109,626
	5.50%, due 2/1/38	TBA	(e)		1,500,000	1,518,282
	6.00%, due 8/1/17				449,298	464,582
	6.00%, due 6/1/21				775,345	800,898
	6.00%, due 9/1/21				392,681	405,623
	6.00%, due 11/1/22				500,000	516,290
	6.00%, due 8/1/36				2,966,772	3,042,195
	6.00%, due 4/1/37				500,001	512,715
	6.00%, due 7/1/37				995,343	1,020,653
	6.00%, due 8/1/37				2,500,000	2,563,571
	6.00%, due 9/1/37				1,980,562	2,030,924
	6.00%, due 2/1/38	TBA	(e)		4,600,000	4,715,000
	6.50%, due 4/1/11				3,321	3,433
	6.50%, due 5/1/11				4,049	4,201
	6.50%, due 10/1/11				2,514	2,607
	6.50%, due 6/1/14				22,764	23,739
	6.50%, due 4/1/17				20,724	21,584
	6.50%, due 5/1/17				40,376	42,004
	6.50%, due 12/1/24				68,789	71,898
	6.50%, due 11/1/25				47,180	49,538
	6.50%, due 5/1/26				2,828	2,969
	6.50%, due 3/1/27				12,534	13,153
	6.50%, due 5/1/31				30,364	31,734
	6.50%, due 8/1/31				24,216	25,309
	6.50%, due 1/1/32				137,477	143,684
	6.50%, due 3/1/32				129,896	135,722
	6.50%, due 4/1/32				42,195	44,084
	6.50%, due 7/1/32				35,568	37,160
	6.50%, due 1/1/34				197,970	206,236
	6.50%, due 8/1/36				969,432	1,007,340
	6.50%, due 1/1/37				1,682,659	1,748,457
	6.50%, due 8/1/37				1,000,001	1,039,124
	7.00%, due 6/1/11				5,085	5,261
	7.00%, due 11/1/11				1,961	2,035
	7.00%, due 4/1/26				13,163	14,038
	7.00%, due 7/1/26				1,407	1,500
	7.00%, due 12/1/27				23,964	25,554
	7.00%, due 1/1/30				10,344	11,030
	7.00%, due 3/1/31				58,745	62,528
	7.00%, due 10/1/31				27,561	29,336
	7.00%, due 3/1/32				104,368	111,090
	7.00%, due 9/1/33				408,112	433,374
	7.00%, due 11/1/36				322,415	339,472
	7.00%, due 12/1/37				1,000,000	1,052,863
	7.50%, due 1/1/16				11,813	12,380
	7.50%, due 1/1/26				3,617	3,929
	7.50%, due 11/1/26				1,231	1,337
	7.50%, due 3/1/27				1,590	1,727
	7.50%, due 2/1/30				3,236	3,505
	7.50%, due 2/1/32				61,472	66,539
	8.00%, due 7/1/26				7,157	7,779
						106,982,866

	Federal National Mortgage Association (4.3%)
	4.625%, due 10/15/13				2,000,000	2,108,578
	4.875%, due 5/18/12				7,000,000	7,441,154
	5.00%, due 5/11/17				5,250,000	5,579,658
	5.50%, due 3/15/11				5,000,000	5,358,560
	6.21%, due 8/6/38				475,000	579,074
						21,067,024

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (13.1%)
	4.00%, due 3/1/22				481,665	473,887
	4.50%, due 1/1/20				933,304	935,873
	4.50%, due 12/1/20				229,313	229,801
	5.00%, due 3/1/21				46,418	47,057
	5.00%, due 6/1/22				1,319,824	1,338,014
❖	5.00%, due 5/1/37				13,095,904	13,040,425
	5.50%, due 8/1/17				71,187	73,121
	5.50%, due 7/1/22				1,712,795	1,754,577
	5.50%, due 5/1/35				660,136	669,273
	5.50%, due 6/1/35				391,765	397,188
	5.50%, due 7/1/35				1,989,148	2,016,682
	5.50%, due 8/1/35				1,096,970	1,112,153
	5.50%, due 9/1/35				775,661	786,398
	5.50%, due 11/1/35				4,047,003	4,103,021
	5.50%, due 4/1/36				852,184	863,980
	5.50%, due 6/1/36				863,833	875,650
	6.00%, due 6/1/16				89,323	92,512
	6.00%, due 7/1/16				33,203	34,389
	6.00%, due 9/1/16				49,325	51,087
	6.00%, due 9/1/17				45,326	46,938
	6.00%, due 1/1/36				34,163	35,092
❖	6.00%, due 7/1/36				8,235,642	8,452,439
	6.00%, due 8/1/36				1,111,965	1,141,236
	6.00%, due 9/1/36				1,192,037	1,223,416
	6.00%, due 10/1/36				1,230,116	1,262,498
	6.00%, due 11/1/36				843,930	866,146
	6.00%, due 4/1/37				2,775,920	2,848,965
	6.00%, due 6/1/37				976,671	1,002,351
	6.00%, due 7/1/37				7,702,455	7,904,981
	6.00%, due 8/1/37				966,106	991,508
	6.50%, due 3/1/11				333	343
	6.50%, due 4/1/11				3,540	3,663
	6.50%, due 6/1/11				394	408
	6.50%, due 9/1/11				7,901	8,210
	6.50%, due 10/1/11				41,906	43,548
	6.50%, due 11/1/11				4,735	4,930
	6.50%, due 6/1/15				89,728	93,917
	6.50%, due 4/1/27				14,167	14,854
	6.50%, due 2/1/28				18,944	19,863
	6.50%, due 7/1/32				19,840	20,709
	6.50%, due 8/1/32				309,183	322,725
	6.50%, due 9/1/32				4,100	4,280
	6.50%, due 1/1/35				672,300	698,535
	6.50%, due 8/1/35				469,319	487,633
	6.50%, due 9/1/35				28,209	29,310
	6.50%, due 3/1/36				188,922	196,142
	6.50%, due 4/1/36				1,146,782	1,190,610
	6.50%, due 7/1/36				1,168,040	1,212,680
	6.50%, due 8/1/36				428,235	444,601
	6.50%, due 9/1/36				829,600	861,306
	6.50%, due 10/1/36				997,671	1,035,801
	6.50%, due 11/1/36				448,533	465,675
	6.50%, due 2/1/38	TBA	(e)		500,000	518,906
	7.00%, due 2/1/09				9,860	9,889
	7.00%, due 5/1/11				1,780	1,849
	7.00%, due 6/1/11				4,572	4,740
	7.00%, due 10/1/11				295	306
	7.00%, due 11/1/11				10,557	10,980
	7.00%, due 10/1/37				42,867	45,133
	7.00%, due 11/1/37				436,856	459,946
	7.50%, due 7/1/30				10,622	11,488
	7.50%, due 7/1/31				58,094	62,779
	7.50%, due 8/1/31				765	827
	8.00%, due 8/1/10				506	520
	8.00%, due 9/1/11				1,280	1,327
	8.00%, due 11/1/11				4,879	5,096
	8.00%, due 1/1/25				242	264
	8.00%, due 6/1/25				404	441
	8.00%, due 9/1/25				1,554	1,697
	8.00%, due 2/1/26				1,140	1,245
	8.00%, due 9/1/26				9,391	10,245
	8.00%, due 10/1/26				1,719	1,876
	8.00%, due 11/1/26				2,499	2,726
	8.00%, due 4/1/27				4,038	4,407
	8.00%, due 6/1/27				21,330	23,278
	8.00%, due 12/1/27				9,228	9,893
	8.00%, due 1/1/28				33,516	36,576
						63,056,835

	Government National Mortgage Association (Mortgage Pass-Through Securities) (3.5%)
	5.00%, due 4/20/33				329,952	330,195
	5.00%, due 8/15/33				490,204	491,942
	5.00%, due 2/15/36				464,089	465,407
	5.00%, due 4/15/36				856,252	858,683
	5.00%, due 6/20/36				907,691	907,718
	5.50%, due 7/15/34				483,235	493,171
	5.50%, due 7/20/34				309,927	315,966
	5.50%, due 4/15/35				678,736	692,505
	5.50%, due 9/15/35				755,713	771,043
	5.50%, due 10/15/35				801,902	818,169
	5.50%, due 12/20/35				832,706	848,558
	5.50%, due 5/15/36				854,737	871,976
	5.50%, due 1/15/37				473,662	483,170
	5.50%, due 4/15/37				479,303	488,924
	5.50%, due 1/15/38				500,000	510,011
	6.00%, due 3/20/29				79,246	82,076
	6.00%, due 1/15/32				113,604	117,531
	6.00%, due 12/15/32				74,926	77,517
	6.00%, due 3/20/33				434,734	449,078
	6.00%, due 2/15/34				346,270	358,049
	6.00%, due 1/20/35				258,531	266,877
	6.00%, due 6/15/35				347,714	359,419
	6.00%, due 9/15/35				462,421	477,987
	6.00%, due 5/15/36				776,055	801,831
	6.00%, due 9/15/36				494,238	510,654
	6.00%, due 10/15/36				895,494	925,238
	6.00%, due 5/15/37				450,220	465,173
	6.00%, due 6/15/37				478,595	494,602
	6.50%, due 3/20/31				55,392	57,852
	6.50%, due 1/15/32				75,279	78,684
	6.50%, due 6/15/35				5,026	5,242
	6.50%, due 12/15/35				391,773	408,550
	6.50%, due 1/15/36				732,969	763,444
	6.50%, due 9/15/36				450,757	469,498
	7.00%, due 11/15/11				10,551	10,850
	7.00%, due 2/15/26				5,965	6,400
	7.00%, due 4/15/26				2,241	2,404
	7.00%, due 6/15/29				639	685
	7.00%, due 12/15/29				7,534	8,075
	7.00%, due 5/15/31				2,823	3,022
	7.00%, due 8/15/31				36,066	38,610
	7.00%, due 8/20/31				64,094	68,414
	7.00%, due 8/15/32				107,611	115,217
	7.50%, due 1/15/09				104	107
	7.50%, due 9/15/11				25,683	26,643
	7.50%, due 3/15/26				5,541	5,987
	7.50%, due 10/15/26				11,275	12,181
	7.50%, due 11/15/26				1,490	1,609
	7.50%, due 1/15/30				16,284	17,574
	7.50%, due 10/15/30				11,993	12,943
	7.50%, due 3/15/32				52,804	56,989
	8.00%, due 6/15/26				435	478
	8.00%, due 9/15/26				1,775	1,950
	8.00%, due 10/15/26				638	700
	8.00%, due 11/15/26				2,372	2,598
	8.00%, due 5/15/27				667	732
	8.00%, due 7/15/27				1,409	1,547
	8.00%, due 9/15/27				847	930
	8.00%, due 11/15/30				52,062	57,230
	8.50%, due 7/15/26				1,293	1,426
	8.50%, due 11/15/26				6,629	7,313
						16,979,354

	United States Treasury Bonds (4.3%)
	4.75%, due 2/15/37		(d)		5,550,000	5,912,482
	5.375%, due 2/15/31				1,007,000	1,154,038
	6.125%, due 8/15/29		(d)		3,000,000	3,735,234
	6.25%, due 8/15/23				2,600,000	3,194,142
	6.75%, due 8/15/26				1,000,000	1,306,953
	7.50%, due 11/15/16				403,000	519,839
	8.75%, due 5/15/17				252,000	351,816
	8.875%, due 2/15/19				2,802,000	4,047,794
	9.875%, due 11/15/15				302,000	433,629
						20,655,927

	United States Treasury Notes (21.2%)
	3.25%, due 12/31/09		(d)		5,040,000	5,141,586
	3.625%, due 12/31/12		(d)		3,020,000	3,132,543
	3.875%, due 5/15/09				1,000,000	1,021,484
	3.875%, due 10/31/12				100,000	104,758
❖	4.25%, due 10/15/10		(d)		22,500,000	23,695,313
❖	4.25%, due 11/15/17		(d)		17,640,000	18,524,752
	4.50%, due 2/15/09		(d)		7,000,000	7,166,250
	4.50%, due 3/31/12		(d)		1,700,000	1,823,250
	4.625%, due 12/31/11		(d)		2,050,000	2,207,434
	4.625%, due 7/31/12		(d)		7,800,000	8,414,858
	4.75%, due 2/28/09				6,000,000	6,165,000
❖	4.75%, due 5/31/12		(d)		11,915,000	12,904,505
	4.75%, due 5/15/14				4,600,000	5,034,484
	4.875%, due 5/15/09				3,250,000	3,361,972
	4.875%, due 6/30/12				3,500,000	3,808,711
						102,506,900

	Total U.S. Government & Federal Agencies
	(Cost $341,829,048)					356,171,781

	Yankee Bonds (1.0%)		(f)
	Banks (0.2%)
	HSBC Bank PLC
	6.95%, due 3/15/11				200,000	211,792
	Inter-American Development Bank
	6.80%, due 10/15/25				604,000	747,913
	Santander Financial Issuances
	6.375%, due 2/15/11				100,000	107,956
	Westpac Banking Corp.
	4.625%, due 6/1/18				50,000	47,954
						1,115,615

	Consumer (0.1%)
	Molson Coors Capital Finance ULC
	4.85%, due 9/22/10				250,000	256,206

	Energy (0.3%)
	Canadian Natural Resources, Ltd.
	5.45%, due 10/1/12				100,000	102,773
	5.85%, due 2/1/35				105,000	96,342
	6.50%, due 2/15/37				75,000	74,978
	EnCana Corp.
	4.75%, due 10/15/13				100,000	100,454
	6.30%, due 11/1/11				100,000	105,921
	6.50%, due 8/15/34				85,000	87,153
	Nexen, Inc.
	5.20%, due 3/10/15				180,000	176,273
	Norsk Hydro ASA
	7.75%, due 6/15/23				125,000	150,235
	Petro-Canada
	4.00%, due 7/15/13				100,000	94,339
	Suncor Energy, Inc.
	6.50%, due 6/15/38				100,000	101,971
	Talisman Energy, Inc.
	5.125%, due 5/15/15				50,000	49,426
	6.25%, due 2/1/38				55,000	52,831
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13				100,000	98,917
	5.85%, due 3/15/36				100,000	94,575
	Weatherford International, Inc.
	4.95%, due 10/15/13				100,000	100,486
						1,486,674

	Finance - Other (0.2%)
	Banque Paribas/New York
	6.875%, due 3/1/09				310,000	319,544
	ConocoPhilips Canada Funding Co.
	5.625%, due 10/15/16				375,000	395,388
						714,932

	Manufacturing (0.1%)
	Alcan, Inc.
	6.45%, due 3/15/11				100,000	107,559
	Inco, Ltd.
	5.70%, due 10/15/15				100,000	102,075
	Potash Corp. of Saskatchewan
	7.75%, due 5/31/11				140,000	153,840
	Teck Cominco, Ltd.
	5.375%, due 10/1/15				100,000	98,448
	Xstrata Canada Corp.
	5.50%, due 6/15/17				50,000	48,587
	8.375%, due 2/15/11				75,000	82,566
						593,075

	Telecom (0.0%)		‡
	TELUS Corp.
	8.00%, due 6/1/11				100,000	110,138

	Transportation (0.1%)
	Canadian National Railway Co.
	6.20%, due 6/1/36				100,000	99,830
	6.375%, due 10/15/11				100,000	106,494
	6.375%, due 11/15/37				60,000	60,984
	Canadian Pacific Railway Co.
	6.25%, due 10/15/11				125,000	131,244
						398,552

	Water (0.0%)		‡
	United Utilities PLC
	5.375%, due 2/1/19				100,000	92,923

	Total Yankee Bonds
	(Cost $4,617,882)					4,768,115

	Total Long-Term Bonds
	(Cost $461,756,853)					476,988,349

					Shares
	Short-Term Investments (19.8%)

	Investment Company (17.9%)
	State Street Navigator Securities Lending Prime Portfolio		(g)		86,309,249	86,309,249
	Total Investment Company
	(Cost $86,309,249)					86,309,249

					Principal
					Amount
	U.S. Government & Federal Agency (1.9%)
	Federal Home Loan Bank (Discount Note)
	1.85%, due 2/1/08				$8,745,000	8,745,000

	United States Treasury Bill
	1.172%, due 2/14/08				300,000	299,866

	Total U.S. Government & Federal Agency
	(Cost $9,044,650)					9,044,866

	Total Short-Term Investments
	(Cost $95,353,899)					95,354,115

	Total Investments
	(Cost $557,110,752)		(h)		118.6%	572,342,464
	Liabilities in Excess of
	Cash and Other Assets				(18.6)	(89,859,150)

	Net Assets				100.0%	$482,483,314

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment. The total market value of these securities at January 31, 2008 is $2,250,962, which represents 0.5% of the Fund's net assets.
(c)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(d)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $84,048,922; cash collateral of $86,309,249 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(e)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of this security at January 31, 2008 is $6,752,188.

(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	At January 31, 2008, cost is $557,243,473 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation				$16,945,211
	Gross unrealized depreciation				(1,846,220)
	Net unrealized appreciation				$15,098,991

	MainStay Intermediate Term Bond Fund
	Portfolio of Investments		January 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Bonds (90.8%)	†
	Asset-Backed Securities (3.7%)
	Automobile (0.1%)
	Superior Wholesale Inventory Financing Trust
	Series 2007-AE1, Class A
	4.336%, due 1/15/12	(a)	$205,000	$197,742

	Consumer Finance (0.9%)
	Harley-Davidson Motorcycle Trust
	Series 2004-1, Class A2
	2.53%, due 11/15/11		745,743	741,398
	Series 2007-1, Class A3
	5.22%, due 3/15/12		730,000	745,774
				1,487,172

	Consumer Loans (0.4%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A4
	5.55%, due 10/20/23		675,000	632,034

	Credit Cards (0.9%)
	Chase Issuance Trust
	Series 2006-C4, Class C4
	4.526%, due 1/15/14	(a)	750,000	670,285
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4
	4.76%, due 1/9/12	(a)	820,000	776,089
				1,446,374

	Diversified Financial Services (1.0%)
	Bank of America Credit Card Trust
	Series 2006-C4, Class C4
	4.466%, due 11/15/11	(a)	465,000	448,131
	Dominos Pizza Master Issuer LLC
	Series 2007-1, Class A2
	5.261%, due 4/25/37	(b)	550,000	557,276
	Dunkin Securitization
	Series 2006-1, Class A2
	5.779%, due 6/20/31	(b)	395,000	347,600
	USXL Funding LLC
	Series 2006-1A, Class A
	5.379%, due 4/15/14	(b) (c)	224,573	224,918
				1,577,925

	Home Equity (0.4%)
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3
	5.61%, due 11/25/36	(d)	295,000	287,496
	Series 2006-1, Class A3
	5.706%, due 7/25/36	(d)	450,000	421,027
				708,523

	Total Asset-Backed Securities
	(Cost $6,308,512)			6,049,770

	Convertible Bond (0.0%)	‡
	Telecommunications (0.0%)	‡
	Nortel Networks Corp.
	4.25%, due 9/1/08		8,000	7,930

	Total Convertible Bond
	(Cost $7,897)			7,930

	Corporate Bonds (14.1%)
	Advertising (0.0%)	‡
	Lamar Media Corp.
	7.25%, due 1/1/13		20,000	19,750

	Agriculture (0.0%)	‡
	Reynolds American, Inc.
	7.625%, due 6/1/16		12,000	12,709

	Airlines (0.0%)	‡
	Delta Air Lines, Inc. (Escrow Shares)
	2.875%, due 2/6/24		10,000	475
	2.875%, due 2/18/24	(b)	5,000	238
	8.00%, due 6/3/23		20,000	975
	8.30%, due 12/15/29		10,000	525
	Northwest Airlines, Inc. (Escrow Shares)
	8.875%, due 6/1/08		5,000	156
	10.00%, due 2/1/09		10,000	313
				2,682

	Apparel (0.0%)	‡
	Quiksilver, Inc.
	6.875%, due 4/15/15		10,000	7,750
	Unifi, Inc.
	11.50%, due 5/15/14		10,000	7,275
				15,025

	Auto Manufacturers (0.4%)
	DaimlerChrysler N.A. Holding Corp.
	5.75%, due 5/18/09		695,000	706,735

	Auto Parts & Equipment (0.1%)
	FleetPride Corp.
	11.50%, due 10/1/14	(b)	25,000	24,500
	Goodyear Tire & Rubber Co. (The)
	8.625%, due 12/1/11		14,000	14,403
	11.25%, due 3/1/11		20,000	21,100
	Lear Corp.
	Series B
	8.50%, due 12/1/13		10,000	9,200
	8.75%, due 12/1/16		5,000	4,450
	Tenneco Automotive, Inc.
	8.625%, due 11/15/14		10,000	9,650
				83,303

	Banks (1.6%)
	Bank of America Corp.
	5.75%, due 12/1/17		865,000	889,981
	HSBC Bank USA N.A.
	4.625%, due 4/1/14		685,000	671,914
	USB Capital IX
	6.189%, due 10/15/49	(a)	470,000	373,650
	Wells Fargo & Co.
	4.375%, due 1/31/13		750,000	749,798
				2,685,343

	Beverages (0.0%)	‡
	Constellation Brands, Inc.
	7.25%, due 5/15/17		15,000	14,250

	Building Materials (0.8%)
	Dayton Superior Corp.
	10.75%, due 9/15/08		6,000	6,015
	Masco Corp.
	5.85%, due 3/15/17		300,000	288,917
	USG Corp.
	6.30%, due 11/15/16		1,230,000	1,089,794
				1,384,726

	Chemicals (0.1%)
	MacDermid, Inc.
	9.50%, due 4/15/17	(b)	10,000	8,600
	Mosaic Global Holdings, Inc.
	7.625%, due 12/1/14	(b)	15,000	16,200
	7.875%, due 12/1/16	(b) (f)	15,000	16,200
	Phibro Animal Health Corp.
	10.00%, due 8/1/13	(b)	10,000	9,300
	Tronox Worldwide LLC/Tronox Finance Corp.
	9.50%, due 12/1/12		15,000	14,100
				64,400

	Coal (0.0%)	‡
	Peabody Energy Corp.
	7.375%, due 11/1/16		10,000	10,225
	7.875%, due 11/1/26		15,000	15,450
				25,675

	Commercial Services (0.0%)	‡
	Cardtronics, Inc.
	9.25%, due 8/15/13		15,000	14,100
	9.25%, due 8/15/13	(b)	10,000	9,400
	iPayment, Inc.
	9.75%, due 5/15/14		10,000	9,250
	Service Corp. International
	7.375%, due 10/1/14		10,000	10,200
	7.625%, due 10/1/18		10,000	10,200
				53,150

	Computers (0.8%)
	International Business Machines Corp.
	5.70%, due 9/14/17		1,200,000	1,260,596
	SunGard Data Systems, Inc.
	3.75%, due 1/15/09		15,000	14,513
	4.875%, due 1/15/14		10,000	8,625
	9.125%, due 8/15/13		10,000	10,150
				1,293,884

	Cosmetics & Personal Care (0.2%)
	Procter & Gamble Co. (The)
	5.55%, due 3/5/37		265,000	263,849

	Distribution & Wholesale (0.0%)	‡
	Varietal Distribution Merger Sub, Inc.
	10.25%, due 7/15/15	(b) (g)	20,000	18,700

	Diversified Financial Services (1.6%)
	American General Finance Corp.
	6.90%, due 12/15/17		350,000	358,353
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	(b)	30,000	27,825
	8.125%, due 6/1/12		50,000	49,000
	AmeriCredit Corp.
	8.50%, due 7/1/15		15,000	10,913
	Bear Stearns Cos., Inc. (The)
	2.875%, due 7/2/08		450,000	445,918
	Ford Motor Credit Co. LLC
	7.375%, due 10/28/09		10,000	9,630
	General Electric Capital Corp.
	5.625%, due 9/15/17		700,000	722,513
	General Motors Acceptance Corp. LLC
	5.85%, due 1/14/09		440,000	427,966
	6.75%, due 12/1/14		20,000	16,482
	8.00%, due 11/1/31		46,000	38,123
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co.
	8.50%, due 4/1/15	(b)	10,000	9,925
	9.75%, due 4/1/17	(b) (f)	5,000	4,763
	LaBranche & Co., Inc.
	11.00%, due 5/15/12		15,000	14,888
	NSG Holdings LLC/NSG Holdings, Inc.
	7.75%, due 12/15/25	(b)	10,000	9,700
	OMX Timber Finance Investments LLC
	Series 1
	5.42%, due 1/29/20	(b) (c)	255,000	267,299
	Rainbow National Services LLC
	8.75%, due 9/1/12	(b)	15,000	15,169
	Regency Energy Partners/Regency Energy Finance Corp.
	8.375%, due 12/15/13		16,000	16,240
	Residential Capital Corp.
	8.00%, due 4/17/13		165,000	102,300
	Vanguard Health Holding Co. II LLC
	9.00%, due 10/1/14		15,000	14,213
				2,561,220

	Electric (0.5%)
	AES Eastern Energy, L.P.
	Series 1999-A
	9.00%, due 1/2/17		46,449	50,630
	Consumers Energy Co.
	Series F
	4.00%, due 5/15/10		715,000	711,627
	NRG Energy, Inc.
	7.25%, due 2/1/14		5,000	4,869
	7.375%, due 2/1/16		10,000	9,663
	PSE&G Energy Holdings LLC
	8.625%, due 2/15/08		1,000	1,001
	Reliant Energy Mid-Atlantic Power Holdings LLC
	Series C
	9.681%, due 7/2/26		15,000	16,294
	Reliant Energy, Inc.
	7.625%, due 6/15/14		5,000	4,875
	7.875%, due 6/15/17	(f)	30,000	29,250
				828,209

	Electrical Components & Equipment (0.0%)	‡
	Belden, Inc.
	7.00%, due 3/15/17		15,000	14,363

	Energy - Alternate Sources (0.0%)	‡
	VeraSun Energy Corp.
	9.375%, due 6/1/17	(b)	15,000	11,925

	Entertainment (0.1%)
	American Casino & Entertainment
	7.85%, due 2/1/12		10,000	10,408
	Gaylord Entertainment Co.
	6.75%, due 11/15/14		10,000	8,600
	8.00%, due 11/15/13		20,000	18,400
	Jacobs Entertainment, Inc.
	9.75%, due 6/15/14		15,000	13,200
	Mohegan Tribal Gaming Authority
	6.375%, due 7/15/09		30,000	29,700
	8.00%, due 4/1/12		5,000	4,900
	Penn National Gaming, Inc.
	6.75%, due 3/1/15		25,000	25,000
	Shingle Springs Tribal Gaming Authority
	9.375%, due 6/15/15	(b)	15,000	13,500
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13		30,000	29,475
	Vail Resorts, Inc.
	6.75%, due 2/15/14		30,000	28,800
				181,983

	Environmental Control (0.0%)	‡
	Geo Sub Corp.
	11.00%, due 5/15/12		20,000	19,000

	Food (0.0%)	‡
	Pilgrims Pride Corp.
	7.625%, due 5/1/15		5,000	4,738
	8.375%, due 5/1/17	(f)	5,000	4,363
	Smithfield Foods, Inc.
	7.75%, due 7/1/17		15,000	14,175
	Stater Brothers Holdings
	7.75%, due 4/15/15		15,000	14,100
				37,376

	Forest Products & Paper (0.1%)
	Bowater, Inc.
	9.375%, due 12/15/21		40,000	28,800
	Georgia-Pacific Corp.
	7.00%, due 1/15/15	(b)	15,000	14,400
	7.125%, due 1/15/17	(b)	7,000	6,668
	8.875%, due 5/15/31		50,000	47,000
	Neenah Paper, Inc.
	7.375%, due 11/15/14		15,000	13,050
				109,918

	Hand & Machine Tools (0.0%)	‡
	Baldor Electric Co.
	8.625%, due 2/15/17		15,000	14,550

	Health Care-Products (0.1%)
	Cooper Cos., Inc. (The)
	7.125%, due 2/15/15		10,000	9,500
	Hanger Orthopedic Group, Inc.
	10.25%, due 6/1/14		15,000	15,300
	Invacare Corp.
	9.75%, due 2/15/15		15,000	15,150
	PTS Acquisition Corp.
	9.50%, due 4/15/15	(b) (f) (g)	20,000	17,200
	Universal Hospital Services, Inc.
	8.288%, due 6/1/15	(a)	5,000	4,750
	8.50%, due 6/1/15	(g)	5,000	5,050
				66,950

	Health Care-Services (0.7%)
	Alliance Imaging, Inc.
	7.25%, due 12/15/12		5,000	4,763
	Centene Corp.
	7.25%, due 4/1/14		8,000	7,840
	Community Health Systems, Inc.
	8.875%, due 7/15/15		35,000	35,219
	HCA, Inc.
	6.30%, due 10/1/12	(f)	10,000	9,125
	8.75%, due 9/1/10		5,000	5,013
	9.25%, due 11/15/16		25,000	26,219
	Highmark, Inc.
	6.80%, due 8/15/13	(b) (c)	920,000	1,036,408
	Psychiatric Solutions, Inc.
	7.75%, due 7/15/15		10,000	9,850
				1,134,437

	Holding Companies - Diversified (0.0%)	‡
	Susser Holdings LLC
	10.625%, due 12/15/13		10,000	10,250

	Household Products & Wares (0.0%)	‡
	ACCO Brands Corp.
	7.625%, due 8/15/15		10,000	8,475
	Jarden Corp.
	7.50%, due 5/1/17		10,000	8,550
	Libbey Glass, Inc.
	11.913%, due 6/1/11	(a)	10,000	10,100
				27,125

	Insurance (0.6%)
	Crum & Forster Holdings Corp.
	7.75%, due 5/1/17		30,000	29,175
	Fund American Cos., Inc.
	5.875%, due 5/15/13		270,000	276,878
	HUB International Holdings, Inc.
	9.00%, due 12/15/14	(b)	30,000	24,000
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37	(b)	285,000	249,848
	Travelers Cos., Inc. (The)
	6.25%, due 3/15/37	(a)	475,000	451,682
	USI Holdings Corp.
	8.744%, due 11/15/14	(a) (b)	5,000	4,175
	9.75%, due 5/15/15	(b)	10,000	7,800
				1,043,558

	Lodging (0.3%)
	Boyd Gaming Corp.
	7.125%, due 2/1/16		50,000	43,000
	7.75%, due 12/15/12		25,000	23,563
	MGM Mirage, Inc.
	7.50%, due 6/1/16		10,000	9,600
	8.50%, due 9/15/10		10,000	10,400
	MTR Gaming Group, Inc.
	Series B
	9.00%, due 6/1/12		15,000	12,900
	9.75%, due 4/1/10		10,000	9,600
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
	7.491%, due 3/15/14	(a) (b)	10,000	9,000
	Wyndham Worldwide Corp.
	6.00%, due 12/1/16		345,000	329,290
	Wynn Las Vegas LLC
	6.625%, due 12/1/14		10,000	9,638
				456,991

	Machinery - Construction & Mining (0.0%)	‡
	Caterpillar, Inc.
	6.05%, due 8/15/36		55,000	56,131

	Media (0.8%)
	Idearc, Inc.
	8.00%, due 11/15/16		30,000	26,850
	ION Media Networks, Inc.
	7.508%, due 1/15/12	(a) (b)	10,000	9,000
	10.508%, due 1/15/13	(a) (b)	10,000	8,650
	Morris Publishing Group LLC
	7.00%, due 8/1/13		15,000	10,050
	News America Holdings, Inc.
	8.00%, due 10/17/16		685,000	789,565
	Time Warner Entertainment Co., L.P.
	10.15%, due 5/1/12		396,000	462,650
	Ziff Davis Media, Inc.
	10.911%, due 5/1/12	(a) (e)	30,000	28,238
				1,335,003

	Metal Fabricate & Hardware (0.0%)	‡
	Mueller Water Products, Inc.
	7.375%, due 6/1/17		15,000	12,750
	Neenah Foundary Co.
	9.50%, due 1/1/17		20,000	14,600
				27,350

	Mining (0.3%)
	Alcoa, Inc.
	5.90%, due 2/1/27		560,000	508,356
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15		10,000	10,488
	8.375%, due 4/1/17		20,000	21,250
				540,094

	Miscellaneous - Manufacturing (0.0%)	‡
	Actuant Corp.
	6.875%, due 6/15/17	(b)	10,000	9,700
	RBS Global, Inc./Rexnord Corp.
	9.50%, due 8/1/14		20,000	18,050
				27,750

	Office & Business Equipment (0.6%)
	Xerox Corp.
	7.625%, due 6/15/13		1,000,000	1,037,738

	Oil & Gas (0.8%)
	Chaparral Energy, Inc.
	8.50%, due 12/1/15		25,000	20,875
	Chesapeake Energy Corp.
	6.50%, due 8/15/17		20,000	19,350
	Energy Partners, Ltd.
	9.383%, due 4/15/13	(a)	10,000	8,400
	Forest Oil Corp.
	7.25%, due 6/15/19	(b)	20,000	20,000
	8.00%, due 12/15/11		10,000	10,375
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	9.00%, due 6/1/16	(b)	5,000	5,000
	Mariner Energy, Inc.
	7.50%, due 4/15/13		25,000	23,938
	Newfield Exploration Co.
	6.625%, due 4/15/16		15,000	14,700
	Parker Drilling Co.
	9.625%, due 10/1/13		15,000	15,825
	Pemex Project Funding Master Trust
	6.625%, due 6/15/35		205,000	210,535
	Pioneer Natural Resources Co.
	5.875%, due 7/15/16		615,000	564,582
	6.65%, due 3/15/17		305,000	292,216
	Stone Energy Corp.
	6.75%, due 12/15/14		10,000	9,250
	Whiting Petroleum Corp.
	7.00%, due 2/1/14		20,000	19,600
	7.25%, due 5/1/13		5,000	4,925
				1,239,571

	Oil & Gas Services (0.0%)	‡
	Allis-Chalmers Energy, Inc.
	8.50%, due 3/1/17		20,000	18,400
	9.00%, due 1/15/14		10,000	9,500
	Complete Production Services, Inc.
	8.00%, due 12/15/16		25,000	24,250
				52,150

	Pharmaceuticals (0.8%)
	Eli Lilly & Co.
	5.55%, due 3/15/37		600,000	574,835
	Medco Health Solutions, Inc.
	7.25%, due 8/15/13		155,000	171,097
	NBTY, Inc.
	7.125%, due 10/1/15		10,000	9,300
	Schering-Plough Corp.
	6.55%, due 9/15/37		605,000	610,332
				1,365,564

	Pipelines (0.5%)
	Copano Energy LLC
	8.125%, due 3/1/16		10,000	10,125
	El Paso Natural Gas Co.
	7.50%, due 11/15/26		5,000	5,257
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	Series B
	6.875%, due 11/1/14		20,000	18,900
	Pacific Energy Partners, L.P./Pacific Energy Finance Corp.
	7.125%, due 6/15/14		20,000	21,123
	Plains All American Pipeline L.P./PAA Finance Corp.
	7.75%, due 10/15/12		710,000	789,156
				844,561

	Real Estate Investment Trusts (0.1%)
	Host Hotels & Resorts, L.P.
	6.875%, due 11/1/14		10,000	9,825
	Host Marriott, L.P.
	6.375%, due 3/15/15		15,000	14,325
	Series Q
	6.75%, due 6/1/16		15,000	14,438
	Omega Healthcare Investors, Inc.
	7.00%, due 4/1/14		20,000	19,800
	Trustreet Properties, Inc.
	7.50%, due 4/1/15		25,000	26,948
				85,336

	Retail (1.1%)
	CVS Caremark Corp.
	5.789%, due 1/10/26	(b)	103,022	99,803
	6.302%, due 6/1/37	(a)	560,000	521,746
	Harry & David Holdings, Inc.
	9.00%, due 3/1/13		5,000	4,450
	Rite Aid Corp.
	7.50%, due 1/15/15		45,000	39,600
	8.625%, due 3/1/15		20,000	15,000
	9.375%, due 12/15/15		15,000	11,363
	9.50%, due 6/15/17		15,000	11,175
	Star Gas Partners, L.P./Star Gas Finance Co.
	Series B
	10.25%, due 2/15/13		13,000	13,260
	Toys "R" Us, Inc.
	7.625%, due 8/1/11	(f)	15,000	11,850
	Wal-Mart Stores, Inc.
	6.50%, due 8/15/37		495,000	519,145
	Yum! Brands, Inc.
	6.25%, due 3/15/18		500,000	515,469
				1,762,861

	Savings & Loans (0.3%)
	Washington Mutual Bank
	5.95%, due 5/20/13		535,000	487,898

	Software (0.0%)	‡
	Serena Software, Inc.
	10.375%, due 3/15/16		5,000	4,813

	Telecommunications (0.6%)
	Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125%, due 6/15/13		5,000	5,113
	Citizens Communications Co.
	7.125%, due 3/15/19		300,000	279,000
	GCI, Inc.
	7.25%, due 2/15/14		15,000	12,750
	Intelsat Corp.
	9.00%, due 6/15/16		15,000	14,888
	iPCS, Inc.
	5.364%, due 5/1/13	(a)	5,000	4,450
	Lucent Technologies, Inc.
	5.50%, due 11/15/08		20,000	19,850
	6.45%, due 3/15/29		60,000	48,300
	Nextel Communications, Inc.
	Series D
	7.375%, due 8/1/15		530,000	484,837
	PAETEC Holding Corp.
	9.50%, due 7/15/15	(b) (f)	10,000	9,325
	PanAmSat Corp.
	9.00%, due 8/15/14		12,000	11,910
	Qwest Communications International, Inc.
	7.25%, due 2/15/11		10,000	9,900
	Qwest Corp.
	7.50%, due 10/1/14		10,000	10,050
	8.875%, due 3/15/12		20,000	21,125
				931,498

	Textiles (0.0%)	‡
	INVISTA
	9.25%, due 5/1/12	(b)	30,000	30,525

	Transportation (0.2%)
	Atlantic Express Transportation Corp.
	12.455%, due 4/15/12	(a)	10,000	7,000
	St. Acquisition Corp.
	12.50%, due 5/15/17	(b) (f)	10,000	3,950
	Union Pacific Corp.
	3.625%, due 6/1/10		329,000	325,845
				336,795

	Trucking & Leasing (0.0%)	‡
	Greenbrier Cos., Inc.
	8.375%, due 5/15/15		15,000	13,613

	Total Corporate Bonds
	(Cost $23,720,489)			23,341,287

	Foreign Corporate Bonds (4.2%)
	Bermuda (0.3%)
	Asia Aluminum Holdings, Ltd.
	8.00%, due 12/23/11	(b)	420,000	387,450
	Citic Resources Finance, Ltd.
	6.75%, due 5/15/14	(b)	200,000	185,500
				572,950

	Brazil (0.6%)
	Companhia Brasileira de Bebidas
	10.50%, due 12/15/11		800,000	938,000

	Canada (0.1%)
	Angiotech Pharmaceuticals, Inc.
	8.874%, due 12/1/13	(a)	5,000	4,500
	CanWest MediaWorks, Inc.
	8.00%, due 9/15/12		13,000	12,318
	CanWest MediaWorks, L.P.
	9.25%, due 8/1/15	(b) (f)	15,000	14,175
	Catalyst Paper Corp.
	7.375%, due 3/1/14		15,000	11,138
	Nortel Networks, Ltd.
	10.75%, due 7/15/16		10,000	10,100
	Nova Chemicals Corp.
	7.863%, due 11/15/13	(a)	5,000	4,250
	Quebecor Media, Inc.
	7.75%, due 3/15/16		10,000	9,275
	Quebecor World, Inc.
	9.75%, due 1/15/15	(b) (e) (f)	15,000	7,125
	Rogers Wireless, Inc.
	9.625%, due 5/1/11		50,000	56,930
	Videotron, Ltee
	6.375%, due 12/15/15		15,000	13,988
				143,799

	Cayman Islands (0.3%)
	Vale Overseas, Ltd.
	6.25%, due 1/23/17		255,000	250,949
	6.875%, due 11/21/36		50,000	46,315
	8.25%, due 1/17/34		185,000	198,923
				496,187

	Chile (0.2%)
	Corporacion Nacional del Cobre-Codelco, Inc.
	4.75%, due 10/15/14	(b)	330,000	322,472

	Japan (0.1%)
	Nippon Life Insurance Co.
	4.875%, due 8/9/10	(b)	250,000	256,456

	Luxembourg (0.4%)
	Gazprom International S.A.
	7.201%, due 2/1/20	(b)	380,690	391,654
	Millicom International Cellular S.A.
	10.00%, due 12/1/13		10,000	10,525
	TNK-BP Finance S.A.
	7.50%, due 7/18/16	(b)	285,000	276,450
				678,629

	Mexico (0.2%)
	Controladora Mabe S.A. de C.V.
	6.50%, due 12/15/15		180,000	179,550
	Kansas City Southern de Mexico S.A. de C.V.
	7.375%, due 6/1/14	(b)	5,000	4,750
	Satelites Mexicanos S.A. de C.V.
	13.58%, due 11/30/11	(a)	15,000	14,972
	Telefonos de Mexico S.A. de C.V.
	5.50%, due 1/27/15		125,000	123,650
				322,922

	Netherlands (0.8%)
	ATF Capital B.V.
	9.25%, due 2/21/14	(b)	280,000	282,800
	Lukoil International Finance B.V.
	6.356%, due 6/7/17	(b)	795,000	757,238
	Siemens Financieringsmaatschappij N.V.
	6.125%, due 8/17/26	(b)	265,000	261,901
				1,301,939

	Qatar (0.3%)
	Ras Laffan Liquefied Natural Gas Co., Ltd. III
	6.332%, due 9/30/27	(b)	580,000	547,619

	Singapore (0.2%)
	SP PowerAssets, Ltd.
	5.00%, due 10/22/13	(b)	305,000	296,754

	United Arab Emirates (0.2%)
	DP World, Ltd.
	6.85%, due 7/2/37	(b)	310,000	277,915

	United Kingdom (0.5%)
	BSKYB Finance UK PLC
	6.50%, due 10/15/35	(b)	230,000	227,006
	Vodafone Group PLC
	4.625%, due 7/15/18		340,000	313,636
	5.75%, due 3/15/16		300,000	305,109
				845,751

	Total Foreign Corporate Bonds
	(Cost $7,031,695)			7,001,393

	Foreign Government Bonds (1.3%)
	Argentina (0.2%)
	Republic of Argentina
	8.28%, due 12/31/33		307,168	282,902

	Mexico (1.1%)
	United Mexican States
	5.625%, due 1/15/17		770,000	796,180
	8.125%, due 12/30/19		690,000	851,805
	United Mexican States Series A
	7.50%, due 1/14/12		240,000	267,960
				1,915,945

	Total Foreign Government Bonds
	(Cost $2,178,148)			2,198,847

	Mortgage-Backed Securities (4.3%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (4.3%)
	Banc of America Commercial Mortgage, Inc.
	Series 2005-5, Class A2
	5.001%, due 10/10/45		750,000	747,786
	Bayview Commercial Asset Trust
	Series 2006-4A, Class A1
	3.606%, due 12/25/36	(a) (b) (c)	252,383	236,365
	Citigroup Commercial Mortgage Trust
	Series 2004-C2, Class A5
	4.733%, due 10/15/41		760,000	737,587
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
	5.225%, due 7/15/44	(a)	540,000	546,257
	Four Times Square Trust
	Series 2006-4TS, Class A
	5.401%, due 12/13/28	(b)	470,000	440,221
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29		600,000	591,879
	Series 2004-C7, Class A1
	3.625%, due 10/15/29		447,636	443,611
	Series 2005-C7, Class A4
	5.197%, due 11/15/30	(a)	565,000	566,276
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42		377,376	374,604
	Series 2004-BPC1, Class A5
	4.855%, due 10/12/41	(a)	1,415,000	1,384,499
	Mortgage Equity Conversion Asset Trust
	Series 2007-FF2, Class A
	3.73%, due 2/25/42	(a) (b) (c) (h)	500,000	477,655
	Murcie Lago International, Ltd.
	Series 2006-1X, Class A
	3.515%, due 3/27/11	(a) (h)	285,000	275,666
	Timberstar Trust
	Series 2006-1, Class A
	5.668%, due 10/15/36	(b) (h)	160,000	162,742
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41		143,209	141,816

	Total Mortgage-Backed Securities
	(Cost $7,264,862)			7,126,964

	Municipal Bonds (0.5%)
	Texas (0.2%)
	Harris County Texas Industrial Development Corp.
	Solid Waste Deer Park
	5.683%, due 3/1/23	(a)	390,000	407,655

	West Virginia (0.3%)
	Tobacco Settlement Finance Authority of West Virginia
	7.467%, due 6/1/47		450,000	427,784

	Total Municipal Bonds
	(Cost $840,000)			835,439

	U.S. Government & Federal Agencies (62.4%)

	Fannie Mae (Collateralized Mortgage Obligation) (0.3%)
	Series 2006-B1, Class AB
	6.00%, due 6/25/16		458,912	467,349

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) (0.1%)
	Series 1998-M6, Class A2
	6.32%, due 8/15/08	(i)	80,479	80,760

	Federal Home Loan Mortgage Corporation (0.3%)
	5.625%, due 11/23/35		400,000	418,506

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (7.9%)
	3.00%, due 8/1/10		303,224	298,468
	5.00%, due 8/1/33		2,050,943	2,045,336
	5.50%, due 1/1/21		881,664	902,574
	5.50%, due 2/1/33		1,473,929	1,495,782
	5.50%, due 7/1/34		2,037,431	2,066,487
	5.50%, due 1/1/36		1,947,867	1,973,172
	5.50%, due 9/1/36		1,003,588	1,016,394
	6.00%, due 2/1/27		642,205	660,335
	6.00%, due 3/1/36		1,254,784	1,287,731
	6.50%, due 4/1/37		1,212,016	1,259,434
				13,005,713

	Federal National Mortgage Association (3.4%)
	4.625%, due 5/1/13		670,000	696,786
	5.125%, due 1/2/14		550,000	580,968
	5.25%, due 8/1/12		1,440,000	1,534,807
	6.25%, due 2/1/11		255,000	277,231
	6.625%, due 9/15/09		2,455,000	2,606,945
				5,696,737

	Federal National Mortgage Association (Mortgage Pass-Through Securities) (23.8%)
	4.50%, due 4/1/18		534,941	536,822
	4.50%, due 7/1/18		1,571,805	1,577,332
	4.50%, due 11/1/18		2,290,292	2,298,347
	5.00%, due 9/1/17		914,683	929,792
	5.00%, due 9/1/20		787,216	798,369
	5.00%, due 10/1/20		788,084	799,249
	5.00%, due 12/1/20		1,574,261	1,596,565
	5.00%, due 7/1/35		1,720,773	1,714,575
	5.00%, due 1/1/36		1,448,226	1,443,010
	5.00%, due 2/1/36		436,491	434,919
❖	5.00%, due 5/1/36		4,732,872	4,715,826
	5.00%, due 6/1/36		1,644,589	1,638,049
	5.50%, due 2/1/17		686,805	705,464
❖	5.50%, due 6/1/21		3,676,989	3,767,093
❖	5.50%, due 6/1/33		3,211,166	3,259,611
	5.50%, due 11/1/33		1,575,091	1,598,855
	5.50%, due 12/1/33		1,104,049	1,120,705
	5.50%, due 6/1/34		1,176,535	1,193,599
	5.50%, due 7/1/37		2,194,086	2,223,744
	6.00%, due 8/1/17		103,514	107,194
	6.00%, due 1/1/33		575,171	591,911
	6.00%, due 3/1/33		603,271	620,502
	6.00%, due 9/1/35		1,216,280	1,249,339
	6.00%, due 6/1/36		1,461,021	1,499,482
	6.00%, due 4/1/37		1,026,132	1,044,525
	6.50%, due 2/13/08		795,000	824,685
	6.50%, due 6/1/31		137,238	143,289
	6.50%, due 8/1/31		108,534	113,320
	6.50%, due 10/1/31		79,179	82,671
	6.50%, due 6/1/32		110,949	115,808
	6.50%, due 2/1/37		527,962	548,110
				39,292,762

	Freddie Mac (Collateralized Mortgage Obligation) (0.3%)
	Series 2632, Class NH
	3.50%, due 6/15/13		570,880	565,051

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) (1.2%)
	Series R001, Class AE
	4.375%, due 4/15/15		2,038,295	2,053,980

	Government National Mortgage Association (Mortgage Pass-Through Securities) (0.8%)
	6.00%, due 2/15/29		73,825	76,555
	6.00%, due 4/15/29		337,770	350,162
	6.00%, due 8/15/32		763,122	789,883
	6.50%, due 7/15/28		81,122	84,909
	6.50%, due 5/15/29		41,310	43,231
				1,344,740

	United States Treasury Bonds (5.3%)
	6.25%, due 8/15/23		1,115,000	1,369,795
❖	6.25%, due 5/15/30		4,305,000	5,466,002
	6.875%, due 8/15/25		830,000	1,092,098
	8.75%, due 8/15/20		620,000	905,975
				8,833,870

	United States Treasury Notes (19.0%)
	3.375%, due 9/15/09		1,975,000	2,012,958
❖	3.875%, due 9/15/10	(f)	5,405,000	5,633,026
	3.875%, due 2/15/13	(f)	1,615,000	1,694,867
	4.125%, due 8/31/12	(f)	80,000	84,631
	4.25%, due 11/15/14		855,000	908,504
❖	4.50%, due 2/15/09	(f)	3,560,000	3,644,550
❖	4.75%, due 5/31/12	(f)	3,610,000	3,909,795
❖	4.75%, due 8/15/17	(f)	2,529,000	2,753,054
❖	4.875%, due 7/31/11	(f)	5,190,000	5,607,629
❖	4.875%, due 8/15/16	(f)	4,770,000	5,231,717
				31,480,731

	Total U.S. Government & Federal Agencies
	(Cost $99,522,006)			103,240,199

	Yankee Bonds (0.3%)	(j)
	Forest Products & Paper (0.0%)	‡
	Smurfit Capital Funding PLC
	7.50%, due 11/20/25		35,000	32,200

	Insurance (0.0%)	‡
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	(f)	20,000	18,800
	8.30%, due 4/15/26	(f)	15,000	14,325
				33,125

	Pipelines (0.3%)
	TransCanada Pipelines, Ltd.
	6.35%, due 5/15/67	(a)	400,000	372,464

	Total Yankee Bonds
	(Cost $464,122)			437,789

	Total Long-Term Bonds
	(Cost $147,337,731)			150,239,618

			Shares
	Common Stock (0.0%)	‡
	Airlines (0.0%)	‡
	Northwest Airlines, Inc.	(k)	418	7,821

	Total Common Stock
	(Cost $10,236)			7,821

	Convertible Preferred Stock (0.0%)	‡
	Software (0.0%)	‡
	QuadraMed Corp.

	5.50%	(b) (c) (l)	100	2,050

	Total Convertible Preferred Stock
	(Cost $1,800)			2,050

	Preferred Stocks (0.3%)
	Real Estate Investment Trusts (0.1%)
	Sovereign Real Estate Investment Corp.
	12.00%	(b) (c)	50	64,625

	U.S. Federal Agencies (0.2%)
	Fannie Mae
	8.25%		13,700	361,954

	Total Preferred Stocks
	(Cost $422,800)			426,579

			Number of
			Warrants
	Warrants (0.0%)	‡
	Media (0.0%)	‡
	Ziff Davis Holdings, Inc.
	Strike Price $0.001
	Expire 8/12/12	(h) (k)	1,210	12

	Total Warrants
	(Cost $11)			12

			Principal
			Amount
	Short-Term Investments (26.0%)

	Commercial Paper (8.9%)
	Abbey National North America LLC
	3.00%, due 2/7/08		$2,000,000	1,999,000
	American General Finance Corp.
	3.04%, due 2/5/08		2,000,000	1,999,324
	American Honda Finance Corp.
	3.10%, due 2/5/08		2,000,000	1,999,311
	Caterpillar, Inc.
	3.05%, due 2/6/08	(b)	2,000,000	1,999,153
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		3,760,000	3,760,000
	National Australia Funding Delaware, Inc.
	3.14%, due 2/6/08	(b)	3,000,000	2,998,692
	Total Commercial Paper
	(Cost $14,755,480)			14,755,480

			Shares
	Investment Company (17.1%)
	State Street Navigator Securities Lending Prime Portfolio	(m)	28,341,046	28,341,046
	Total Investment Company
	(Cost $28,341,046)			28,341,046

	Total Short-Term Investments
	(Cost $43,096,526)			43,096,526

	Total Investments
	(Cost $190,869,104)	(n)	117.1%	193,772,606
	Liabilities in Excess of
	Cash and Other Assets		(17.1)	(28,311,283)

	Net Assets		100.0%	$165,461,323

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(b)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at January 31, 2008 is $2,309,320, which represents 1.4% of the Fund's net assets.
(d)	Subprime mortgage investment. The total market value of these securities at January 31, 2008 is $708,523, which represents 0.4% of the Fund's net assets.
(e)	Issue in default.
(f)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $27,732,117; cash collateral of $28,341,046 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Fair valued security. The total market value of these securities at January 31, 2008 is $916,075, which represents 0.6% of the Fund's net assets.
(i)	ACES - Alternative Credit Enhancement Structure.
(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Non-income producing security.
(l)	Restricted security.
(m)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	At January 31, 2008, cost is $190,898,509 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$4,438,732
	Gross unrealized depreciation		(1,564,635)
	Net unrealized appreciation		$2,874,097

	MainStay Large Cap Opportunity Fund
	Portfolio of Investments		†††	January 31, 2008 unaudited

				Shares	Value
	Common Stocks (92.9%)	†
	Aerospace & Defense (2.3%)
	Lockheed Martin Corp.			313	$33,779
	Northrop Grumman Corp.			507	40,236
	Raytheon Co.			681	44,360
					118,375

	Airlines (2.3%)
	Continental Airlines, Inc. Class B	(a)		242	6,585
	Southwest Airlines Co.			3,168	37,161
	UAL Corp.			980	37,191
	US Airways Group, Inc.	(a)		2,743	37,881
					118,818

	Auto Components (0.0%)	‡
	BorgWarner, Inc.			56	2,834

	Automobiles (0.1%)
	Ford Motor Co.	(a) (b)		528	3,506

	Beverages (1.3%)
	Coca-Cola Co. (The)			1,169	69,170

	Biotechnology (1.5%)
	Amgen, Inc.	(a)		667	31,076
	Celgene Corp.	(a)		413	23,173
	Genentech, Inc.	(a)		314	22,040
					76,289

	Capital Markets (3.1%)
	Bank of New York Mellon Corp. (The)			1,333	62,158
	GLG Partners, Inc.	(a)		2,909	34,297
	Morgan Stanley			1,314	64,951
					161,406

	Chemicals (0.9%)
	Celanese Corp. Class A			285	10,596
	E.I. du Pont de Nemours & Co.			137	6,190
	Monsanto Co.			258	29,010
					45,796

	Commercial Banks (6.9%)
	Colonial BancGroup, Inc. (The)			2,649	41,589
	Comerica, Inc.			891	38,865
	Fifth Third Bancorp			175	4,743
	PNC Financial Services Group, Inc.			829	54,399
	Synovus Financial Corp.			717	9,472
	U.S. Bancorp			203	6,892
	Wachovia Corp.	(b)		2,047	79,690
❖	Wells Fargo & Co.			3,608	122,708
					358,358

	Computers & Peripherals (0.8%)
	Hewlett-Packard Co.			204	8,925
	International Business Machines Corp.			287	30,807
					39,732

	Consumer Finance (0.7%)
	American Express Co.			769	37,927

	Diversified Financial Services (5.4%)
	Bank of America Corp.			2,365	104,888
	Citigroup, Inc.			2,283	64,426
	JPMorgan Chase & Co.			1,682	79,979
	Leucadia National Corp.			742	32,774
					282,067

	Diversified Telecommunication Services (6.3%)
❖	AT&T, Inc.			5,471	210,579
❖	Verizon Communications, Inc.			3,035	117,879
					328,458

	Electric Utilities (2.4%)
	Duke Energy Corp.			539	10,058
	Edison International			291	15,179
	Entergy Corp.			451	48,789
	FirstEnergy Corp.			731	52,062
					126,088

	Electrical Equipment (0.5%)
	First Solar, Inc.	(a)		158	28,720

	Energy Equipment & Services (0.6%)
	National Oilwell Varco, Inc.	(a)		550	33,127

	Food & Staples Retailing (2.1%)
	Kroger Co. (The)			1,293	32,907
	SUPERVALU, Inc.			1,348	40,521
	Sysco Corp.			439	12,753
	Wal-Mart Stores, Inc.			423	21,522
					107,703

	Food Products (0.6%)
	Kraft Foods, Inc. Class A			1,060	31,016

	Gas Utilities (0.4%)
	Energen Corp.			304	19,122

	Health Care Providers & Services (3.0%)
	Aetna, Inc.			475	25,299
	CIGNA Corp.			438	21,532
	Medco Health Solutions, Inc.	(a)		460	23,037
	UnitedHealth Group, Inc.			434	22,065
	WellCare Health Plans, Inc.	(a)		493	23,166
	WellPoint, Inc.	(a)		512	40,038
					155,137

	Hotels, Restaurants & Leisure (1.1%)
	McDonald's Corp.			1,035	55,424

	Household Durables (0.4%)
	Garmin, Ltd.			289	20,851

	Household Products (3.8%)
	Energizer Holdings, Inc.	(a)		287	26,869
	Kimberly-Clark Corp.			717	47,071
❖	Procter & Gamble Co. (The)			1,917	126,426
					200,366

	Independent Power Producers & Energy Traders (1.4%)
	Mirant Corp.	(a)		1,043	38,424
	NRG Energy, Inc.	(a)		965	37,239
					75,663

	Industrial Conglomerates (4.4%)
❖	General Electric Co.			6,490	229,811

	Insurance (7.7%)
	ACE, Ltd.			683	39,846
	Allstate Corp. (The)			1,107	54,542
❖	American International Group, Inc.			2,171	119,752
	Arch Capital Group, Ltd.	(a)		551	38,823
	Aspen Insurance Holdings, Ltd.			167	4,713
	Chubb Corp. (The)			1,015	52,567
	Everest Re Group, Ltd.			54	5,491
	MetLife, Inc.			454	26,772
	Travelers Cos., Inc. (The)			1,251	60,173
					402,679

	Internet & Catalog Retail (0.4%)
	Amazon.com, Inc.	(a)		242	18,803

	Internet Software & Services (0.2%)
	eBay, Inc.	(a)		331	8,901

	Machinery (0.8%)
	Deere & Co.			394	34,577
	Eaton Corp.			98	8,110
					42,687

	Media (2.5%)
	CBS Corp. Class B			1,161	29,246
	Liberty Media Holding Corp. Capital Class A	(a)		256	27,551
	Time Warner, Inc.			2,854	44,922
	Walt Disney Co. (The)	(b)		1,042	31,187
					132,906

	Metals & Mining (2.0%)
	Allegheny Technologies, Inc.			369	25,978
	Nucor Corp.			557	32,195
	Southern Copper Corp.	(b)		104	9,759
	United States Steel Corp.	(b)		332	33,901
					101,833

	Oil, Gas & Consumable Fuels (14.4%)
	Apache Corp.			247	23,574
❖	Chevron Corp.			1,989	168,071
❖	ConocoPhillips			1,599	128,432
❖	ExxonMobil Corp.			3,258	281,486
	Frontier Oil Corp.			897	31,637
	Marathon Oil Corp.			1,143	53,550
	Murphy Oil Corp.			273	20,076
	Occidental Petroleum Corp.			67	4,547
	Valero Energy Corp.			606	35,869
					747,242

	Paper & Forest Products (0.7%)
	International Paper Co.			1,072	34,572

	Personal Products (0.7%)
	NBTY, Inc.	(a)		1,421	34,417

	Pharmaceuticals (4.0%)
	Johnson & Johnson			756	47,825
❖	Pfizer, Inc.			5,934	138,796
	Schering-Plough Corp.			1,110	21,723
					208,344

	Real Estate Investment Trusts (2.3%)
	Annaly Capital Management, Inc.			1,224	24,137
	Boston Properties, Inc.			24	2,206
	General Growth Properties, Inc.			567	20,707
	ProLogis			328	19,467
	Public Storage			314	24,571
	Vornado Realty Trust			298	26,939
					118,027

	Road & Rail (0.8%)
	Union Pacific Corp.			351	43,886

	Software (0.3%)
	Microsoft Corp.			270	8,802
	Oracle Corp.	(a)		438	9,001
					17,803

	Specialty Retail (1.2%)
	AutoZone, Inc.	(a)		25	3,022
	Best Buy Co., Inc.			406	19,817
	GameStop Corp. Class A	(a)		379	19,606
	Gap, Inc. (The)			483	9,235
	TJX Cos., Inc.			286	9,026
					60,706

	Textiles, Apparel & Luxury Goods (0.5%)
	Crocs, Inc.	(a)		165	5,740
	NIKE, Inc. Class B			336	20,751
					26,491

	Thrifts & Mortgage Finance (0.8%)
	Hudson City Bancorp, Inc.			2,465	40,377

	Tobacco (1.3%)
	Altria Group, Inc.			331	25,096
	Reynolds American, Inc.			660	41,798
					66,894

	Total Common Stocks
	(Cost $4,866,199)				4,832,332

	Short-Term Investments (8.4%)

	Investment Company (2.5%)
	State Street Navigator Securities Lending Prime
	Portfolio	(c)		130,546	130,546
	Total Investment Company
	(Cost $130,546)				130,546

				Principal
				Amount
	U.S. Government (5.9%)
	United States Treasury Bills
	1.873%, due 4/24/08	(d)		$210,000	209,101
	1.874%, due 4/17/08			100,000	99,607

	Total U.S. Government
	(Cost $307,995)				308,708

	Total Short-Term Investments
	(Cost $438,541)				439,254

	Total Investments
	(Cost $5,304,740)	(f)		101.3%	5,271,586

	Liabilities in Excess of
	Cash and Other Assets			(1.3)	(66,850)

	Net Assets			100.0%	$5,204,736

				Contracts	Unrealized
				Long	Depreciation (e)
	Futures Contracts (-0.5%)
	Standard & Poor's 500 Index
	Mini March 2008			5	$(24,453)

	Total Futures Contracts
	(Settlement Value $344,900)				$(24,453)

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
†††
All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBA's, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)	Non-income producing security.
(b)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $126,982; cash collateral of $130,546 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Segregated, or partially segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.
(f)	At January 31, 2008, cost is $5,324,284 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation			$287,841
	Gross unrealized depreciation			(340,539)
	Net unrealized depreciation			$(52,698)

	MainStay Moderate Allocation Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.9%)	†
	Equity Funds (60.3%)
	MainStay 130/30 International Fund Class I	(a)	357,921	$3,038,750
	MainStay Common Stock Fund Class I	(a)	2,474,153	32,634,073
	MainStay Growth Equity Fund Class I	(a)	1,933,949	22,878,611
	MainStay ICAP Equity Fund Class I		637,889	25,107,326
	MainStay ICAP International Fund Class I		475,827	16,687,254
	MainStay ICAP Select Equity Fund Class I		684,016	25,048,653
	MainStay International Equity Fund Class I		725,020	10,578,044
	MainStay Large Cap Growth Fund Class I	(a) (b)	5,828,659	38,644,007
	MainStay S&P 500 Index Fund Class I		251,761	7,998,437
				182,615,155

	Fixed Income Funds (39.6%)
	MainStay Floating Rate Fund Class I	(a)	1,611,804	14,844,717
	MainStay High Yield Corporate Bond Fund Class I		2,457,454	14,843,021
	MainStay Indexed Bond Fund Class I	(a)	6,932,691	76,398,252
	MainStay Intermediate Term Bond Fund Class I	(a)	1,385,791	13,788,622
				119,874,612
	Total Affiliated Investment Companies
	(Cost $310,326,667)	(c)	99.9%	302,489,767
	Cash and Other Assets,
	Less Liabilities		0.1	448,790
	Net Assets		100.0%	$302,938,557

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2008, cost is $310,386,418 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$6,781,006
	Gross unrealized depreciation		(14,677,657)
	Net unrealized depreciation		$(7,896,651)

	MainStay Moderate Growth Allocation Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (99.8%)	†
	Equity Funds (79.7%)
	MainStay 130/30 International Fund Class I	(a)	565,234	$4,798,834
	MainStay Common Stock Fund Class I	(a)	4,264,207	56,244,892
	MainStay Growth Equity Fund Class I	(a)	2,655,622	31,416,013
	MainStay ICAP Equity Fund Class I		631,665	24,862,332
	MainStay ICAP International Fund Class I		749,146	26,272,542
	MainStay ICAP Select Equity Fund Class I		682,526	24,994,098
	MainStay International Equity Fund Class I		1,148,210	16,752,380
	MainStay Large Cap Growth Fund Class I	(a) (b)	7,874,953	52,210,941
	MainStay Mid Cap Growth Fund Class I	(a) (b)	640,810	8,016,535
	MainStay S&P 500 Index Fund Class I		405,034	12,867,940
				258,436,507

	Fixed Income Funds (20.1%)
	MainStay Floating Rate Fund Class I	(a)	1,783,743	16,428,277
	MainStay High Yield Corporate Bond Fund Class I		2,723,497	16,449,920
	MainStay Indexed Bond Fund Class I	(a)	2,457,144	27,077,724
	MainStay Intermediate Term Bond Fund Class I		516,179	5,135,982
				65,091,903
	Total Affiliated Investment Companies
	(Cost $338,068,826)	(c)	99.8%	323,528,410
	Cash and Other Assets,
	Less Liabilities		0.2	779,671
	Net Assets		100.0%	$324,308,081

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At January 31, 2008, cost is $338,080,521 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$6,625,474
	Gross unrealized depreciation		(21,177,585)
	Net unrealized depreciation		$(14,552,111)

	MainStay Retirement 2010 Fund
	Portfolio of Investments	January 31, 2008 unaudited

		Shares	Value

	Affiliated Investment Companies (89.3%) †
	Equity Funds (54.3%)
	MainStay 130/30 International Fund Class I	8,170	$69,359
	MainStay Growth Equity Fund Class I	34,209	404,689
	MainStay ICAP Equity Fund Class I	14,526	571,760
	MainStay ICAP International Fund Class I	10,779	378,023
	MainStay ICAP Select Equity Fund Class I	15,603	571,373
	MainStay International Equity Fund Class I	16,305	237,890
	MainStay Large Cap Growth Fund Class I (a)	114,875	761,619
	MainStay Large Cap Opportunity Fund Class I	7,774	71,051
	MainStay MAP Fund Class I	8,290	275,802
	MainStay S&P 500 Index Fund Class I	9,646	306,449
	MainStay Small Cap Growth Fund Class I	6,344	91,740
			3,739,755

	Fixed Income Funds (35.0%)
	MainStay Floating Rate Fund Class I	7,826	72,078
	MainStay High Yield Corporate Bond Fund Class I	24,308	146,819
	MainStay Indexed Bond Fund Class I	169,192	1,864,500
	MainStay Intermediate Term Bond Fund Class I	33,090	329,241
			2,412,638
	Total Affiliated Investment Companies
	(Cost $6,414,977)		6,152,393

	Unaffiliated Investment Companies (10.0%)
	Equity Funds (2.7%)
	Lazard International Small Cap Portfolio Institutional Shares	6,993	66,647
	T. Rowe Price Emerging Markets Stock Fund	3,291	123,263
			189,910

	Fixed Income Funds (7.3%)
	American Century International Bond Fund Institutional Class	4,940	74,548
	JPMorgan Multi-Cap Market Neutral Fund Select Class	20,132	206,351
	Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	19,914	221,040
			501,939
	Total Unaffiliated Investment Companies
	(Cost $729,123)		691,849

	Total Investments
	(Cost $7,144,100) (b)	99.3%	6,844,242
	Cash and Other Assets,
	Less Liabilities	0.7	44,859
	Net Assets	100.0%	$6,889,101

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2008, cost is $7,144,225 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$46,893
	Gross unrealized depreciation	(346,876)
	Net unrealized depreciation	$(299,983)

	MainStay Retirement 2020 Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (90.7%)	†
	Equity Funds (65.1%)
	MainStay 130/30 International Fund Class I		10,221	$86,776
	MainStay Growth Equity Fund Class I		37,710	446,108
	MainStay ICAP Equity Fund Class I		17,234	678,339
	MainStay ICAP International Fund Class I		13,589	476,549
	MainStay ICAP Select Equity Fund Class I		18,510	677,846
	MainStay International Equity Fund Class I		20,707	302,108
	MainStay Large Cap Growth Fund Class I	(a)	143,302	950,092
	MainStay Large Cap Opportunity Fund Class I		8,380	76,595
	MainStay MAP Fund Class I		11,958	397,831
	MainStay S&P 500 Index Fund Class I		11,827	375,759
	MainStay Small Cap Growth Fund Class I		10,272	148,531
				4,616,534

	Fixed Income Funds (25.6%)
	MainStay Floating Rate Fund Class I		13,463	123,992
	MainStay High Yield Corporate Bond Fund Class I		28,185	170,240
	MainStay Indexed Bond Fund Class I		117,622	1,296,197
	MainStay Intermediate Term Bond Fund Class I		22,997	228,818
				1,819,247
	Total Affiliated Investment Companies
	(Cost $6,739,942)			6,435,781

	Unaffiliated Investment Companies (8.3%)
	Equity Funds (3.5%)
	Lazard International Small Cap Portfolio Institutional Shares		8,868	84,513
	T. Rowe Price Emerging Markets Stock Fund		4,382	164,113
				248,626

	Fixed Income Funds (4.8%)
	American Century International Bond Fund Institutional Class		8,340	125,858
	JPMorgan Multi-Cap Market Neutral Fund Select Class		21,380	219,143
				345,001
	Total Unaffiliated Investment Companies
	(Cost $641,492)			593,627

	Total Investments
	(Cost $7,381,434)	(b)	99.0%	7,029,408
	Cash and Other Assets,
	Less Liabilities		1.0	68,642
	Net Assets		100.0%	$7,098,050

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2008, cost is $7,381,539
	for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$30,147
	Gross unrealized depreciation		(382,278)
	Net unrealized depreciation		$(352,131)

	MainStay Retirement 2030 Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (90.0%)	†
	Equity Funds (76.7%)
	MainStay 130/30 International Fund Class I		10,231	$86,858
	MainStay Growth Equity Fund Class I		28,841	341,188
	MainStay ICAP Equity Fund Class I		15,400	606,142
	MainStay ICAP International Fund Class I		13,560	475,533
	MainStay ICAP Select Equity Fund Class I		16,511	604,625
	MainStay International Equity Fund Class I		20,782	303,205
	MainStay Large Cap Growth Fund Class I	(a)	137,438	911,213
	MainStay Large Cap Opportunity Fund Class I		3,873	35,399
	MainStay MAP Fund Class I		15,932	530,057
	MainStay S&P 500 Index Fund Class I		10,068	319,849
	MainStay Small Cap Growth Fund Class I		13,340	192,890
				4,406,959

	Fixed Income Funds (13.3%)
	MainStay Floating Rate Fund Class I		11,366	104,680
	MainStay High Yield Corporate Bond Fund Class I		17,328	104,661
	MainStay Indexed Bond Fund Class I		42,761	471,223
	MainStay Intermediate Term Bond Fund Class I		8,355	83,133
				763,697
	Total Affiliated Investment Companies
	(Cost $5,540,950)			5,170,656

	Unaffiliated Investment Companies (9.4%)
	Equity Funds (4.4%)
	Lazard International Small Cap Portfolio Institutional Shares		8,820	84,054
	T. Rowe Price Emerging Markets Stock Fund		4,421	165,550
				249,604

	Fixed Income Funds (5.0%)
	American Century International Bond Fund Institutional Class		7,050	106,389
	JPMorgan Multi-Cap Market Neutral Fund Select Class		17,737	181,805
				288,194
	Total Unaffiliated Investment Companies
	(Cost $595,229)			537,798

	Total Investments
	(Cost $6,136,179)	(b)	99.4%	5,708,454
	Cash and Other Assets,
	Less Liabilities		0.6	35,329
	Net Assets		100.0%	$5,743,783

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2008, cost is $6,136,512
	for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$11,448
	Gross unrealized depreciation		(439,506)
	Net unrealized depreciation		$(428,058)

	MainStay Retirement 2040 Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (90.9%)	†
	Equity Funds (82.6%)
	MainStay 130/30 International Fund Class I		6,626	$56,256
	MainStay Growth Equity Fund Class I		16,401	194,029
	MainStay ICAP Equity Fund Class I		9,773	384,655
	MainStay ICAP International Fund Class I		8,897	312,026
	MainStay ICAP Select Equity Fund Class I		10,478	383,694
	MainStay International Equity Fund Class I		13,611	198,588
	MainStay Large Cap Growth Fund Class I	(a)	88,281	585,303
	MainStay Large Cap Opportunity Fund Class I		2,549	23,294
	MainStay MAP Fund Class I		10,486	348,856
	MainStay S&P 500 Index Fund Class I		7,179	228,069
	MainStay Small Cap Growth Fund Class I		11,937	172,607
				2,887,377

	Fixed Income Funds (8.3%)
	MainStay Floating Rate Fund Class I		4,406	40,582
	MainStay High Yield Corporate Bond Fund Class I		6,842	41,328
	MainStay Indexed Bond Fund Class I		15,955	175,826
	MainStay Intermediate Term Bond Fund Class I		3,117	31,016
				288,752
	Total Affiliated Investment Companies
	(Cost $3,389,627)			3,176,129

	Unaffiliated Investment Companies (8.2%)
	Equity Funds (4.6%)
	Lazard International Small Cap Portfolio Institutional Shares		5,924	56,453
	T. Rowe Price Emerging Markets Stock Fund		2,788	104,409
				160,862

	Fixed Income Funds (3.6%)
	American Century International Bond Fund Institutional Class		2,791	42,109
	JPMorgan Multi-Cap Market Neutral Fund Select Class		8,036	82,372
				124,481
	Total Unaffiliated Investment Companies
	(Cost $320,005)			285,343

	Total Investments
	(Cost $3,709,632)	(b)	99.1%	3,461,472
	Cash and Other Assets,
	Less Liabilities		0.9	32,783
	Net Assets		100.0%	$3,494,255

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	At January 31, 2008, cost is $3,709,715
	for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$5,317
	Gross unrealized depreciation		(253,560)
	Net unrealized depreciation		$(248,243)

	MainStay Retirement 2050 Fund
	Portfolio of Investments		January 31, 2008 unaudited

			Shares	Value

	Affiliated Investment Companies (92.0%)	†
	Equity Funds (87.5%)
	MainStay 130/30 International Fund Class I		8,671	$73,618
	MainStay Common Stock Fund Class I		7,219	95,213
	MainStay Growth Equity Fund Class I		20,395	241,273
	MainStay ICAP Equity Fund Class I		11,484	451,994
	MainStay ICAP International Fund Class I		11,495	403,125
	MainStay ICAP Select Equity Fund Class I		12,315	450,973
	MainStay International Equity Fund Class I		17,622	257,102
	MainStay Large Cap Growth Fund Class I	(a)	105,802	701,465
	MainStay Large Cap Opportunity Fund Class I		10,392	94,980
	MainStay MAP Fund Class I		7,103	236,323
	MainStay S&P 500 Index Fund Class I		8,910	283,070
	MainStay Small Cap Growth Fund Class I	(b)	18,781	271,567
				3,560,703

	Fixed Income Funds (4.5%)
	MainStay Floating Rate Fund Class I		2,769	25,503
	MainStay High Yield Corporate Bond Fund Class I		4,287	25,895
	MainStay Indexed Bond Fund Class I		10,122	111,541
	MainStay Intermediate Term Bond Fund Class I		1,974	19,645
				182,584
	Total Affiliated Investment Companies
	(Cost $4,059,929)			3,743,287

	Unaffiliated Investment Companies (7.1%)
	Equity Funds (5.2%)
	Lazard International Small Cap Portfolio Institutional Shares		7,726	73,630
	T. Rowe Price Emerging Markets Stock Fund		3,625	135,744
				209,374

	Fixed Income Funds (1.9%)
	American Century International Bond Fund Institutional Class		1,754	26,466
	JPMorgan Multi-Cap Market Neutral Fund Select Class		5,077	52,038
				78,504
	Total Unaffiliated Investment Companies
	(Cost $339,478)			287,878

	Total Investments
	(Cost $4,399,407)	(c)	99.1%	4,031,165
	Cash and Other Assets,
	Less Liabilities		0.9	34,680
	Net Assets		100.0%	$4,065,845

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At January 31, 2008, cost is $4,399,467
	for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation		$2,631
	Gross unrealized depreciation		(370,933)
	Net unrealized depreciation		$(368,302)

MainStay S&P 500 Index Fund

Portfolio of Investments
†††
January 31, 2008 unaudited

Shares

Value

Common Stocks (98.0%)

†

Aerospace & Defense (2.9%)

Boeing Co. (The)

100,754
$
8,380,718

General Dynamics Corp.

52,277
4,415,315

Goodrich Corp.

(a)
15,925
996,109

Honeywell International, Inc.

96,889
5,723,233

L-3 Communications Holdings, Inc.

16,348
1,811,849

Lockheed Martin Corp.

44,951
4,851,112

Northrop Grumman Corp.

44,457
3,528,107

Precision Castparts Corp.

17,900
2,037,020

Raytheon Co.

55,808
3,635,333

Rockwell Collins, Inc.

21,405
1,352,796

United Technologies Corp.

128,208
9,411,749

46,143,341

Air Freight & Logistics (1.0%)

C.H. Robinson Worldwide, Inc.

22,500
1,249,650

Expeditors International of Washington, Inc.

(a)
27,600
1,305,204

FedEx Corp.

39,991
3,738,359

United Parcel Service, Inc. Class B

136,640
9,996,582

16,289,795

Airlines (0.1%)

Southwest Airlines Co.

96,736
1,134,713

Auto Components (0.2%)

Goodyear Tire & Rubber Co. (The)

(b)
31,231
786,084

Johnson Controls, Inc.

77,025
2,724,374

3,510,458

Automobiles (0.3%)

Ford Motor Co.

(a)(b)
272,010
1,806,146

General Motors Corp.

(a)
73,350
2,076,539

Harley-Davidson, Inc.

31,440
1,275,835

5,158,520

Beverages (2.3%)

Anheuser-Busch Cos., Inc.

95,496
4,442,474

Brown-Forman Corp. Class B

(a)
11,215
706,321

Coca-Cola Co. (The)

258,466
15,293,433

Coca-Cola Enterprises, Inc.

36,960
852,667

Constellation Brands, Inc. Class A

(b)
24,971
521,894

Molson Coors Brewing Co. Class B

17,646
788,247

Pepsi Bottling Group, Inc. (The)

18,127
631,726

PepsiCo, Inc.

209,314
14,273,122

37,509,884

Biotechnology (1.2%)

Amgen, Inc.

(b)
140,735
6,556,844

Biogen Idec, Inc.

(b)
38,196
2,328,046

Celgene Corp.

(b)
49,500
2,777,445

Genzyme Corp.

(b)
34,539
2,698,532

Gilead Sciences, Inc.

(b)
121,024
5,529,587

19,890,454

Building Products (0.1%)

Masco Corp.

47,595
1,091,353

Trane, Inc.

22,202
994,206

2,085,559

Capital Markets (3.4%)

American Capital Strategies, Ltd.

(a)
24,300
854,631

Ameriprise Financial, Inc.

30,444
1,683,858

Bank of New York Mellon Corp. (The)

147,273
6,867,340

Bear Stearns Cos., Inc. (The)

(a)
15,051
1,359,105

Charles Schwab Corp. (The)

121,761
2,715,270

E*TRADE Financial Corp.

(a)(b)
54,577
271,248

Federated Investors, Inc. Class B

11,607
494,110

Franklin Resources, Inc.

21,040
2,192,999

Goldman Sachs Group, Inc. (The)

51,734
10,386,635

Janus Capital Group, Inc.

(a)
20,439
552,057

Legg Mason, Inc.

17,171
1,236,312

Lehman Brothers Holdings, Inc.

68,912
4,422,083

Merrill Lynch & Co., Inc.

111,608
6,294,691

Morgan Stanley

138,142
6,828,359

Northern Trust Corp.

24,847
1,822,776

State Street Corp.

50,434
4,141,640

T. Rowe Price Group, Inc.

34,102
1,725,220

53,848,334

Chemicals (1.9%)

Air Products & Chemicals, Inc.

27,854
2,507,417

Ashland, Inc.

7,313
332,961

Dow Chemical Co. (The)

123,411
4,771,069

E.I. du Pont de Nemours & Co.

117,024
5,287,144

Eastman Chemical Co.

10,897
719,965

Ecolab, Inc.

22,835
1,101,789

Hercules, Inc.

14,442
253,168

International Flavors & Fragrances, Inc.

10,497
447,277

Monsanto Co.

71,097
7,994,147

PPG Industries, Inc.

21,156
1,398,200

Praxair, Inc.

41,227
3,335,677

Rohm & Haas Co.

16,407
875,313

Sigma-Aldrich Corp.

16,878
838,161

29,862,288

Commercial Banks (3.3%)

BB&T Corp.

71,527
2,595,000

Comerica, Inc.

20,097
876,631

Commerce Bancorp, Inc.

24,725
942,270

Fifth Third Bancorp

69,260
1,876,946

First Horizon National Corp.

(a)
15,860
343,686

Huntington Bancshares, Inc.

47,103
633,535

KeyCorp

50,632
1,324,027

M&T Bank Corp.

9,675
887,875

Marshall & Ilsley Corp.

34,540
963,666

National City Corp.

(a)
82,046
1,459,598

PNC Financial Services Group, Inc.

45,480
2,984,398

Regions Financial Corp.

(a)
91,067
2,298,531

SunTrust Banks, Inc.

45,199
3,116,471

U.S. Bancorp

223,695
7,594,445

Wachovia Corp.

257,172
10,011,706

Wells Fargo & Co.

438,775
14,922,738

Zions Bancorp

(a)
14,160
775,118

53,606,641

Commercial Services & Supplies (0.5%)

Allied Waste Industries, Inc.

(b)
37,318
367,582

Avery Dennison Corp.

13,782
714,183

Cintas Corp.

(a)
17,504
574,481

Equifax, Inc.

17,070
633,126

Monster Worldwide, Inc.

(b)
17,164
478,017

Pitney Bowes, Inc.

28,181
1,034,243

R.R. Donnelley & Sons Co.

(a)
28,336
988,643

Robert Half International, Inc.

21,856
607,160

Waste Management, Inc.

66,883
2,169,685

7,567,120

Communications Equipment (2.5%)

Ciena Corp.

(a)(b)
10,792
292,787

Cisco Systems, Inc.

(b)
788,042
19,307,029

Corning, Inc.

204,408
4,920,101

JDS Uniphase Corp.

(a)(b)
26,929
280,331

Juniper Networks, Inc.

(b)
67,865
1,842,535

Motorola, Inc.

299,353
3,451,540

QUALCOMM, Inc.

213,062
9,038,090

Tellabs, Inc.

(b)
57,451
391,816

39,524,229

Computers & Peripherals (4.0%)

Apple, Inc.

(b)
113,978
15,428,062

Dell, Inc.

(b)
291,431
5,840,277

EMC Corp.

(b)
271,322
4,305,880

Hewlett-Packard Co.

335,655
14,684,906

International Business Machines Corp.

179,434
19,260,446

Lexmark International, Inc. Class A

(b)
12,294
445,166

Network Appliance, Inc.

(b)

46,095
1,070,326

QLogic Corp.

(b)

20,354
291,062

SanDisk Corp.

(b)

29,431
749,019

Sun Microsystems, Inc.

(b)

107,259
1,877,033

Teradata Corp.

(b)

22,761
542,167

64,494,344

Construction & Engineering (0.2%)

Fluor Corp.

11,405
1,387,646

Jacobs Engineering Group, Inc.

(b)

15,500
1,184,820

2,572,466

Construction Materials (0.1%)

Vulcan Materials Co.

14,004
1,098,754

Consumer Finance (0.8%)

American Express Co.

152,109
7,502,016

Capital One Financial Corp.

50,892
2,789,391

Discover Financial Services

61,771
1,080,993

SLM Corp.

67,073
1,458,838

12,831,238

Containers & Packaging (0.1%)

Ball Corp.

13,331
611,760

Bemis Co., Inc.

13,321
362,065

Pactiv Corp.

(b)

16,792
480,419

Sealed Air Corp.

20,758
542,822

1,997,066

Distributors (0.1%)

Genuine Parts Co.

21,930
963,385

Diversified Consumer Services (0.1%)

Apollo Group, Inc. Class A

(b)

17,782
1,417,937

H&R Block, Inc.

41,106
792,113

2,210,050

Diversified Financial Services (4.7%)

 ❖
Bank of America Corp.

577,785
25,624,765

CIT Group, Inc.

24,915
696,623

Citigroup, Inc.

648,414
18,298,243

CME Group, Inc.

7,154
4,427,611

Guaranty Financial Group, Inc.

(b)

1
14

IntercontinentalExchange, Inc.

(b)

9,000
1,259,640

JPMorgan Chase & Co.

436,827
20,771,124

Leucadia National Corp.

21,300
940,821

Moody's Corp.

(a)
28,379
992,981

NYSE Euronext

34,200
2,689,830

75,701,652

Diversified Telecommunication Services (3.0%)

  ❖

AT&T, Inc.

788,349
30,343,553

CenturyTel, Inc.

14,155
522,461

Citizens Communications Co.

43,613
500,241

Embarq Corp.

19,755
894,902

Qwest Communications International, Inc.

(a)
207,012
1,217,231

Verizon Communications, Inc.

376,026
14,604,850

Windstream Corp.

60,384
701,058

48,784,296

Electric Utilities (2.0%)

Allegheny Energy, Inc.

21,517
1,178,916

American Electric Power Co., Inc.

51,745
2,216,238

Duke Energy Corp.

162,572
3,033,594

Edison International

42,200
2,201,152

Entergy Corp.

25,521
2,760,862

Exelon Corp.

85,930
6,547,007

FirstEnergy Corp.

39,427
2,807,991

FPL Group, Inc.

52,691
3,397,516

Pepco Holdings, Inc.

24,800
631,408

Pinnacle West Capital Corp.

12,637
485,514

PPL Corp.

48,378
2,366,652

Progress Energy, Inc.

33,124
1,496,211

Southern Co. (The)

98,027
3,563,281

32,686,342

Electrical Equipment (0.5%)

Cooper Industries, Ltd. Class A

23,626
1,052,302

Emerson Electric Co.

102,810
5,226,860

Rockwell Automation, Inc.

19,754
1,126,373

7,405,535

Electronic Equipment & Instruments (0.3%)

Agilent Technologies, Inc.

(b)

50,082
1,698,281

Jabil Circuit, Inc.

26,903
356,465

Molex, Inc.

18,059
434,138

Tyco Electronics, Ltd.

64,051
2,165,564

4,654,448

Energy Equipment & Services (2.2%)

Baker Hughes, Inc.

41,404
2,688,362

BJ Services Co.

38,085
828,349

Cameron International Corp.

(b)

14,300
575,718

ENSCO International, Inc.

19,400
991,728

Halliburton Co.

115,238
3,822,444

Nabors Industries, Ltd.

(b)

36,349
989,420

National Oilwell Varco, Inc.

(b)

45,976
2,769,134

Noble Corp.

34,574
1,513,304

Rowan Cos., Inc.

14,161
482,040

Schlumberger, Ltd.

155,651
11,745,424

Smith International, Inc.

26,000
1,409,460

Transocean, Inc.

(b)

41,363
5,071,104

Weatherford International, Ltd.

(b)

43,598
2,694,792

35,581,279

Food & Staples Retailing (2.5%)

Costco Wholesale Corp.

56,762
3,856,410

CVS Caremark Corp.

191,753
7,491,790

Kroger Co. (The)

88,590
2,254,616

Safeway, Inc.

56,827
1,761,069

SUPERVALU, Inc.

27,257
819,345

Sysco Corp.

79,069
2,296,954

Walgreen Co.

128,921
4,526,416

Wal-Mart Stores, Inc.

307,563
15,648,805

Whole Foods Market, Inc.

(a)
18,003
710,038

39,365,443

Food Products (1.4%)

Archer-Daniels-Midland Co.

83,851
3,693,637

Campbell Soup Co.

29,078
919,156

ConAgra Foods, Inc.

64,183
1,381,860

Dean Foods Co.

17,137
479,836

General Mills, Inc.

43,947
2,399,946

H.J. Heinz Co.

41,836
1,780,540

Hershey Co. (The)

(a)

22,431
812,002

Kellogg Co.

34,313
1,643,593

Kraft Foods, Inc. Class A

201,417
5,893,461

McCormick & Co., Inc.

16,971
572,262

Sara Lee Corp.

94,243
1,325,057

Tyson Foods, Inc. Class A

35,604
507,357

Wm. Wrigley Jr. Co.

28,108
1,614,242

23,022,949

Gas Utilities (0.1%)

Nicor, Inc.

(a)

5,688
233,208

Questar Corp.

22,000
1,120,020

1,353,228

Health Care Equipment & Supplies (1.8%)

Baxter International, Inc.

82,489
5,010,382

Becton, Dickinson & Co.

31,379
2,715,225

Boston Scientific Corp.

(b)
173,503
2,104,591

C.R. Bard, Inc.

(a)

13,236
1,278,201

Covidien, Ltd.

64,051
2,858,596

Hospira, Inc.

(b)

20,112
826,804

Medtronic, Inc.

146,860
6,839,270

St. Jude Medical, Inc.

(b)

43,660
1,768,667

Stryker Corp.

30,767
2,060,466

Varian Medical Systems, Inc.

(b)

16,400
852,636

Zimmer Holdings, Inc.

(b)

30,607
2,395,610

28,710,448

Health Care Providers & Services (2.3%)

Aetna, Inc.

65,092
3,466,800

AmerisourceBergen Corp.

21,826
1,018,183

Cardinal Health, Inc.

47,169
2,734,387

CIGNA Corp.

36,604
1,799,453

Coventry Health Care, Inc.

(b)

20,332
1,150,385

Express Scripts, Inc.

(b)

33,372
2,252,276

Humana, Inc.

(b)

21,707
1,743,072

Laboratory Corp. of America Holdings

(b)

15,226
1,124,897

McKesson Corp.

38,238
2,400,964

Medco Health Solutions, Inc.

(b)

70,192
3,515,215

Patterson Cos., Inc.

(b)

17,752
568,774

Quest Diagnostics, Inc.

20,195
996,017

Tenet Healthcare Corp.

(b)

60,310
267,173

UnitedHealth Group, Inc.

168,171
8,549,814

WellPoint, Inc.

(b)

73,906
5,779,449

37,366,859

Health Care Technology (0.0%)
‡

IMS Health, Inc.

25,718
614,403

Hotels, Restaurants & Leisure (1.3%)

Carnival Corp.

56,528
2,514,931

Darden Restaurants, Inc.

18,707
529,782

International Game Technology

41,050
1,751,604

Marriott International, Inc. Class A

41,377
1,487,917

McDonald's Corp.

154,402
8,268,227

Starbucks Corp.

(b)

96,572
1,826,177

Starwood Hotels & Resorts Worldwide, Inc.

25,774
1,166,274

Wendy's International, Inc.

11,143
272,112

Wyndham Worldwide Corp.

23,571
555,333

Yum! Brands, Inc.

66,134
2,259,137

20,631,494

Household Durables (0.5%)

Black & Decker Corp.

8,469
614,341

Centex Corp.

15,198
422,200

D.R. Horton, Inc.

35,449
611,495

Fortune Brands, Inc.

19,744
1,380,500

Harman International Industries, Inc.

(a)

8,328
387,835

KB Home

(a)

10,054
276,485

Leggett & Platt, Inc.

23,090
439,172

Lennar Corp. Class A

(a)

17,657
363,734

Newell Rubbermaid, Inc.

35,428
854,523

Pulte Homes, Inc.

(a)

27,254
445,330

Snap-on, Inc.

7,378
362,407

Stanley Works (The)

10,369
532,552

Whirlpool Corp.

9,968
848,376

7,538,950

Household Products (2.3%)

Clorox Co. (The)

17,946
1,100,449

Colgate-Palmolive Co.

66,029
5,084,233

Kimberly-Clark Corp.

55,049
3,613,967

  ❖

Procter & Gamble Co. (The)

403,695
26,623,685

36,422,334

Independent Power Producers & Energy Traders (0.3%)

AES Corp. (The)

(b)

86,131
1,643,379

Constellation Energy Group, Inc.

23,226
2,182,315

Dynegy, Inc. Class A

(b)

64,147
450,312

4,276,006

Industrial Conglomerates (3.6%)

3M Co.

92,832
7,394,069

  ❖

General Electric Co.

1,314,243
46,537,345

Textron, Inc.

32,250
1,807,613

Tyco International, Ltd.

64,051
2,521,047

58,260,074

Insurance (4.2%)

ACE, Ltd.

42,616
2,486,217

Aflac, Inc.

63,576
3,899,116

Allstate Corp. (The)

74,262
3,658,889

Ambac Financial Group, Inc.

(a)

13,221
154,950

American International Group, Inc.

330,145
18,210,798

Aon Corp.

38,396
1,670,994

Assurant, Inc.

12,900
837,081

Chubb Corp. (The)

49,898
2,584,217

Cincinnati Financial Corp.

22,116
852,351

Genworth Financial, Inc. Class A

57,090
1,389,571

Hartford Financial Services Group, Inc.

41,129
3,321,989

Lincoln National Corp.

34,991
1,902,111

Loews Corp.

57,477
2,683,601

Marsh & McLennan Cos., Inc.

67,638
1,866,809

MBIA, Inc.

(a)

16,396
254,138

MetLife, Inc.

95,932
5,657,110

Principal Financial Group, Inc.

34,500
2,056,545

Progressive Corp. (The)

90,744
1,684,209

Prudential Financial, Inc.

59,416
5,012,928

SAFECO Corp.

12,207
651,488

Torchmark Corp.

12,325
752,565

Travelers Cos., Inc. (The)

83,846
4,032,993

Unum Group

46,597
1,054,024

XL Capital, Ltd. Class A

23,547
1,059,615

67,734,309

Internet & Catalog Retail (0.3%)

Amazon.com, Inc.

(b)

39,549
3,072,957

Expedia, Inc.

(b)

26,700
614,634

IAC/InterActiveCorp.

(b)

24,800
643,312

4,330,903

Internet Software & Services (1.6%)

Akamai Technologies, Inc.

(b)

22,000
664,400

eBay, Inc.

(b)

147,846
3,975,579

Google, Inc. Class A

(b)

30,138
17,006,873

VeriSign, Inc.

(b)

28,605
970,282

Yahoo!, Inc.

(b)

174,540
3,347,677

25,964,811

IT Services (0.8%)

Affiliated Computer Services, Inc. Class A

(b)

12,639
616,151

Automatic Data Processing, Inc.

68,768
2,789,918

Cognizant Technology Solutions Corp. Class A

(b)

36,800
1,026,720

Computer Sciences Corp.

(b)

22,326
944,836

Convergys Corp.

(b)

17,738
275,116

Electronic Data Systems Corp.

66,183
1,330,278

Fidelity National Information Services, Inc.

22,000
933,900

Fiserv, Inc.

(b)

21,673
1,113,342

Paychex, Inc.

43,835
1,434,281

Total System Services, Inc.

(a)

20,548
474,659

Unisys Corp.

(b)

43,977
182,944

Western Union Co. (The)

97,594
2,186,106

13,308,251

Leisure Equipment & Products (0.2%)

Brunswick Corp.

(a)

12,077
229,342

Eastman Kodak Co.

(a)

36,589
729,219

Hasbro, Inc.

19,085
495,637

Mattel, Inc.

47,463
997,198

2,451,396

Life Sciences Tools & Services (0.3%)

Applera Corp. - Applied BioSystems Group

21,867
689,467

Millipore Corp.

(b)

6,793
476,529

PerkinElmer, Inc.

16,081
400,256

Thermo Fisher Scientific, Inc.

(b)

55,199
2,842,197

Waters Corp.

(b)

13,098
752,480

5,160,929

Machinery (1.8%)

Caterpillar, Inc.

82,594
5,875,737

Cummins, Inc.

(a)

26,972
1,302,208

Danaher Corp.

32,997
2,456,627

Deere & Co.

57,536
5,049,359

Dover Corp.

26,037
1,050,853

Eaton Corp.

18,814
1,557,047

Illinois Tool Works, Inc.

54,304
2,736,922

Ingersoll-Rand Co., Ltd. Class A

35,457
1,401,261

ITT Corp.

23,655
1,405,817

Manitowoc Co., Inc. (The)

16,300
621,356

PACCAR, Inc.

48,254
2,264,078

Pall Corp.

15,996
590,092

Parker Hannifin Corp.

22,348
1,510,948

Terex Corp.

(b)

13,100
769,756

28,592,061

Media (2.8%)

CBS Corp. Class B

88,775
2,236,242

Clear Channel Communications, Inc.

64,549
1,982,300

Comcast Corp. Class A

(b)

399,838
7,261,058

DIRECTV Group, Inc. (The)

(b)

92,900
2,097,682

E.W. Scripps Co. (The) Class A

11,673
475,325

Gannett Co., Inc.

30,256
1,119,472

Interpublic Group of Cos., Inc. (The)

(b)

60,300
538,479

McGraw-Hill Cos., Inc. (The)

42,811
1,830,598

Meredith Corp.

4,849
227,855

New York Times Co. (The) Class A

(a)

18,165
304,082

News Corp. Class A

299,885
5,667,827

Omnicom Group, Inc.

42,606
1,933,034

Time Warner, Inc.

470,597
7,407,197

Viacom, Inc. Class B

(b)

85,415
3,310,685

Walt Disney Co. (The)

247,790
7,416,355

Washington Post Co. Class B

772
574,368

44,382,559

Metals & Mining (1.0%)

Alcoa, Inc.

110,454
3,656,027

Allegheny Technologies, Inc.

13,145
925,408

Freeport-McMoRan Copper & Gold, Inc. Class B

49,402
4,398,260

Newmont Mining Corp.

58,771
3,193,616

Nucor Corp.

37,255
2,153,339

Titanium Metals Corp.

(a)

11,300
245,662

United States Steel Corp.

15,229
1,555,033

16,127,345

Multiline Retail (0.9%)

Big Lots, Inc.

(a)(b)
13,160
228,458

Dillard's, Inc. Class A

(a)

7,835
155,368

Family Dollar Stores, Inc.

19,408
408,150

J.C. Penney Co., Inc.

28,686
1,360,003

Kohl's Corp.

(b)

41,170
1,878,999

Macy's, Inc.

56,180
1,552,815

Nordstrom, Inc.

(a)

24,416
949,782

Sears Holdings Corp.

(a)(b)
9,831
1,086,227

Target Corp.

108,132
6,009,977

13,629,779

Multi-Utilities (1.1%)

Ameren Corp.

(a)

26,875
1,204,269

CenterPoint Energy, Inc.

41,219
659,916

CMS Energy Corp.

(a)

28,366
444,495

Consolidated Edison, Inc.

35,005
1,525,518

Dominion Resources, Inc.

75,388
3,241,684

DTE Energy Co.

22,122
943,503

Integrys Energy Group, Inc.

9,652
469,280

NiSource, Inc.

34,875
662,276

PG&E Corp.

45,800
1,879,632

Public Service Enterprise Group, Inc.

32,960
3,164,160

Sempra Energy

33,810
1,889,979

TECO Energy, Inc.

(a)

26,695
445,006

Xcel Energy, Inc.

54,407
1,131,122

17,660,840

Office Electronics (0.1%)

Xerox Corp.

122,110
1,880,494

Oil, Gas & Consumable Fuels (9.8%)

Anadarko Petroleum Corp.

60,051
3,518,388

Apache Corp.

43,028
4,106,592

Chesapeake Energy Corp.

59,076
2,199,399

  ❖

Chevron Corp.

274,897
23,228,797

ConocoPhillips

208,211
16,723,508

CONSOL Energy, Inc.

(a)

23,335
1,703,455

Devon Energy Corp.

57,812
4,912,864

El Paso Corp.

90,777
1,496,005

EOG Resources, Inc.

31,663
2,770,513

  ❖

ExxonMobil Corp.

710,528
61,389,619

Hess Corp.

35,808
3,252,441

Marathon Oil Corp.

92,586
4,337,654

Murphy Oil Corp.

24,418
1,795,700

Noble Energy, Inc.

22,200
1,611,276

Occidental Petroleum Corp.

107,824
7,318,015

Peabody Energy Corp.

(a)

33,900
1,831,278

Range Resources Corp.

19,400
1,013,068

Spectra Energy Corp.

81,886
1,870,276

Sunoco, Inc.

15,767
980,707

Tesoro Corp.

(a)

17,700
691,185

Valero Energy Corp.

71,744
4,246,527

Williams Cos., Inc.

77,180
2,467,445

XTO Energy, Inc.

62,926
3,268,389

156,733,101

Paper & Forest Products (0.3%)

International Paper Co.

56,267
1,814,611

MeadWestvaco Corp.

23,170
648,760

Weyerhaeuser Co.

27,239
1,844,625

4,307,996

Personal Products (0.2%)

Avon Products, Inc.

56,636
1,983,393

Estee Lauder Cos., Inc. (The) Class A

14,985
632,367

2,615,760

Pharmaceuticals (6.2%)

Abbott Laboratories

200,937
11,312,753

Allergan, Inc.

39,442
2,650,108

Barr Pharmaceuticals, Inc.

(b)

14,193
740,733

Bristol-Myers Squibb Co.

256,265
5,942,785

Eli Lilly & Co.

127,829
6,585,750

Forest Laboratories, Inc.

(b)

40,622
1,615,537

  ❖

Johnson & Johnson

372,536
23,566,627

King Pharmaceuticals, Inc.

(b)

31,042
325,631

Merck & Co., Inc.

283,351
13,113,484

Mylan, Inc.

(a)

39,100
582,981

  ❖

Pfizer, Inc.

889,164
20,797,546

Schering-Plough Corp.

209,764
4,105,081

Watson Pharmaceuticals, Inc.

(b)

13,090
341,780

Wyeth

174,210
6,933,558

98,614,354

Real Estate Investment Trusts (1.0%)

Apartment Investment & Management Co. Class A

(a)

12,442
493,201

AvalonBay Communities, Inc.

10,100
948,895

Boston Properties, Inc.

(a)

15,319
1,408,122

Developers Diversified Realty Corp.

(a)

16,500
678,975

Equity Residential

35,906
1,343,243

General Growth Properties, Inc.

31,600
1,154,032

Host Hotels & Resorts, Inc.

67,000
1,121,580

Kimco Realty Corp.

(a)

32,691
1,170,665

Plum Creek Timber Co., Inc.

(a)

22,911
956,534

ProLogis

(a)

33,006
1,958,906

Public Storage

15,784
1,235,098

Simon Property Group, Inc.

(a)

28,923
2,585,138

Vornado Realty Trust

17,314
1,565,186

16,619,575

Real Estate Management & Development (0.0%)
‡

CB Richard Ellis Group, Inc. Class A

(a)(b)
25,500
494,955

Forestar Real Estate Group, Inc.

(b)

1
23

494,978

Road & Rail (0.8%)

Burlington Northern Santa Fe Corp.

38,923
3,367,618

CSX Corp.

54,634
2,648,656

Norfolk Southern Corp.

50,834
2,764,861

Ryder System, Inc.

(a)

7,992
416,064

Union Pacific Corp.

34,142
4,268,774

13,465,973

Semiconductors & Semiconductor Equipment (2.4%)

Advanced Micro Devices, Inc.

(a)(b)
77,555
592,520

Altera Corp.

43,468
734,175

Analog Devices, Inc.

40,284
1,142,454

Applied Materials, Inc.

178,178
3,192,950

Broadcom Corp. Class A

(b)

60,727
1,340,852

Intel Corp.

761,197
16,137,376

KLA-Tencor Corp.

(a)

23,578
985,089

Linear Technology Corp.

(a)

28,708
794,350

LSI Corp.

(b)

92,382
482,234

MEMC Electronic Materials, Inc.

(b)

29,800
2,129,508

Microchip Technology, Inc.

28,400
906,244

Micron Technology, Inc.

(b)

96,690
679,731

National Semiconductor Corp.

31,056
572,362

Novellus Systems, Inc.

(b)

15,788
375,123

NVIDIA Corp.

(b)

72,248
1,776,578

Teradyne, Inc.

(b)

25,233
276,806

Texas Instruments, Inc.

181,982
5,628,703

Xilinx, Inc.

38,557
843,242

38,590,297

Software (3.6%)

Adobe Systems, Inc.

(b)

74,591
2,605,464

Autodesk, Inc.

(b)

29,608
1,218,369

BMC Software, Inc.

(b)

26,214
839,897

CA, Inc.

50,366
1,109,563

Citrix Systems, Inc.

(b)

23,547
815,197

Compuware Corp.

(b)

38,820
329,970

Electronic Arts, Inc.

(b)

40,929
1,938,807

Intuit, Inc.

(b)

43,233
1,326,821

  ❖

Microsoft Corp.

1,046,224
34,106,902

Novell, Inc.

(b)

43,321
275,522

Oracle Corp.

(b)

512,768
10,537,382

Symantec Corp.

(b)

112,782
2,022,181

57,126,075

Specialty Retail (1.7%)

Abercrombie & Fitch Co. Class A

11,300
900,497

AutoNation, Inc.

(b)

19,630
319,576

AutoZone, Inc.

(b)

5,905
713,796

Bed Bath & Beyond, Inc.

(b)

35,292
1,137,814

Best Buy Co., Inc.

(a)

45,417
2,216,804

Circuit City Stores, Inc.

21,841
118,815

GameStop Corp. Class A

(a)(b)
20,700
1,070,811

Gap, Inc. (The)

60,613
1,158,921

Home Depot, Inc. (The)

218,551
6,702,959

Limited Brands, Inc.

41,274
787,921

Lowe's Cos., Inc.

191,384
5,060,193

Office Depot, Inc.

(a)(b)
35,535
526,984

OfficeMax, Inc.

9,477
234,745

RadioShack Corp.

(a)

17,020
295,297

Sherwin-Williams Co. (The)

14,003
801,112

Staples, Inc.

92,917
2,224,433

Tiffany & Co.

17,681
705,472

TJX Cos., Inc.

56,872
1,794,880

26,771,030

Textiles, Apparel & Luxury Goods (0.4%)

Coach, Inc.

(b)

48,358
1,549,874

Jones Apparel Group, Inc.

12,072
202,810

Liz Claiborne, Inc.

(a)
13,168
288,248

NIKE, Inc. Class B

50,076
3,092,694

Polo Ralph Lauren Corp.

7,800
472,602

VF Corp.

11,595
897,105

6,503,333

Thrifts & Mortgage Finance (0.7%)

Countrywide Financial Corp.

(a)

75,947
528,591

Fannie Mae

127,249
4,308,651

Freddie Mac

86,057
2,615,272

Hudson City Bancorp, Inc.

68,500
1,122,030

MGIC Investment Corp.

(a)

10,846
200,651

Sovereign Bancorp, Inc.

(a)

45,836
571,575

Washington Mutual, Inc.

112,729
2,245,562

11,592,332

Tobacco (1.5%)

  ❖

Altria Group, Inc.

274,203
20,790,071

Reynolds American, Inc.

(a)

21,894
1,386,547

UST, Inc.

20,586
1,069,649

23,246,267

Trading Companies & Distributors (0.0%)
‡

W.W. Grainger, Inc.

8,735
695,044

Wireless Telecommunication Services (0.4%)

American Tower Corp. Class A

(b)

53,000
1,989,090

Sprint Nextel Corp.

368,526
3,880,579

5,869,669

Total Common Stocks

(Cost $1,152,147,127)
1,569,143,840
(f)

Short-Term Investments (4.7%)

Investment Company (2.8%)

State Street Navigator Securities Lending Prime Portfolio

(c)
44,625,876
44,625,876

Total Investment Company

(Cost $44,625,876)
44,625,876

Principal

Amount

U.S. Government (1.9%)

United States Treasury Bills

1.873%, due 4/24/08

(d)

$
2,700,000
2,688,441

1.874%, due 4/17/08

28,400,000
28,288,473

Total U.S. Government

(Cost $30,904,499)
30,976,914

Total Short-Term Investments

(Cost $75,530,375)
75,602,790

Total Investments

(Cost $1,227,677,502)
(g)
102.7
%
1,644,746,630

Liabilities in Excess of

Cash and Other Assets
(2.7)
(42,679,693)

Net Assets
100.0
%
$
1,602,066,937

Contracts

Unrealized

Long

Depreciation
(e)

Futures Contracts (-0.1%)

Standard & Poor's 500 Index

Mini March 2008

448
$
(1,029,240)

Total Futures Contracts

(Settlement Value $30,903,040)
(f)
$
(1,029,240)

  †

Percentages indicated are based on Fund net assets.

  ‡

Less than one-tenth of a percent.

  ❖

Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

  †††

All of the Fund's liquid assets are “earmarked” to cover potential senior securities transactions, which may include, but are not limited to, swaps, forwards, TBA’s, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

 (a)

Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $42,970,546; cash collateral of $44,625,876 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

 (b)
Non-income producing security.

 (c)
Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

 (d)
Segregated, or partially segregated as collateral for futures contracts.

 (e)
Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2008.

 (f)
The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.

 (g)
At January 31, 2008, cost is $1,245,087,153 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$500,531,150
Gross unrealized depreciation	(100,871,673)
Net unrealized appreciation	$399,659,477

	MainStay Short Term Bond Fund
	Portfolio of Investments		January 31, 2008 unaudited
			Principal
			Amount	Value
	Long-Term Bonds (83.5%)	†
	Asset-Backed Security (0.1%)
	Consumer Loans (0.1%)
	Atlantic City Electric Transition Funding LLC
	Series 2002-1, Class A1
	2.89%, due 7/20/10		$102,745	$102,627

	Total Asset-Backed Security
	(Cost $102,886)			102,627

	Corporate Bonds (2.6%)
	Diversified Financial Services (1.3%)
	American General Finance Corp.
	8.125%, due 8/15/09		1,300,000	1,361,606

	Retail (1.3%)
	Wal-Mart Stores, Inc.
	3.375%, due 10/1/08		1,340,000	1,346,062

	Total Corporate Bonds
	(Cost $2,674,042)			2,707,668

	Foreign Bond (0.9%)
	Holding Companies - Diversified (0.9%)
	Rio Tinto Finance USA, Ltd.
	2.625%, due 9/30/08		865,000	859,569

	Total Foreign Bond
	(Cost $848,917)			859,569

	Mortgage-Backed Securities (2.4%)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) (2.4%)
	Citigroup Commercial Mortgage Trust
	Series 2005-EMG, Class A1
	4.154%, due 9/20/51	(a)	81,787	81,303
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-CB9, Class A1
	3.475%, due 6/12/41	(b)	717,048	708,990
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A2
	3.246%, due 3/15/29		470,000	463,639
	Series 2004-C7, Class A1
	3.625%, due 10/15/29		297,740	295,062
	Merrill Lynch Mortgage Trust
	Series 2004-MKB1, Class A1
	3.563%, due 2/12/42		555,581	551,500
	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C14, Class A1
	3.477%, due 8/15/41		400,644	396,748

	Total Mortgage-Backed Securities
	(Cost $2,512,153)			2,497,242

	U.S. Government & Federal Agencies (77.5%)

	Fannie Mae (Collateralized Mortgage Obligation) (1.6%)
❖	Series 2006-B1, Class AB
	6.00%, due 6/25/16		1,650,763	1,681,110

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) (0.2%)
	Series 1998-M6, Class A2
	6.32%, due 8/15/08	(c)	164,093	164,667

	Federal Home Loan Bank (5.6%)
❖	4.25%, due 11/20/09		5,650,000	5,803,533

	Federal Home Loan Mortgage Corporation (3.7%)
❖	5.40%, due 7/16/09		3,825,000	3,873,501

	Federal National Mortgage Association (14.8%)
	3.15%, due 5/28/08		330,000	330,281
❖	4.00%, due 9/2/08		6,480,000	6,525,969
❖	6.625%, due 9/15/09		7,885,000	8,373,018
				15,229,268

	Federal National Mortgage Association (Mortgage Pass-Through Security) (0.5%)
	4.50%, due 11/1/18		515,455	517,268

	Freddie Mac (Collateralized Mortgage Obligations) (3.0%)
❖	Series 2632, Class NH
	3.50%, due 6/15/13		1,587,404	1,571,197
	Series 2982, Class LC
	4.50%, due 1/15/25		1,503,785	1,513,904
				3,085,101

	Freddie Mac Reference Remic (Collateralized Mortgage Obligation) (1.2%)
	Series R001, Class AE
	4.375%, due 4/15/15		1,226,752	1,236,192

	United States Treasury Notes (46.9%)
❖	3.375%, due 9/15/09		12,530,000	12,770,814
❖	3.50%, due 2/15/10	(d)	16,650,000	17,089,660
❖	4.50%, due 2/15/09	(d)	9,010,000	9,223,988
❖	4.875%, due 7/31/11	(d)	8,570,000	9,259,619
				48,344,081

	Total U.S. Government & Federal Agencies
	(Cost $77,728,095)			79,934,721

	Total Long-Term Bonds
	(Cost $83,866,093)			86,101,827

	Short-Term Investments (46.0%)

	Commercial Paper (15.7%)
	Abbey National N.A. LLC
	3.13%, due 2/4/08		1,500,000	1,499,609
	American General Finance Corp.
	3.04%, due 2/5/08		1,500,000	1,499,493
	American Honda Finance Corp.
	3.10%, due 2/5/08		2,000,000	1,999,311
	Bank of America Corp.
	3.10%, due 2/1/08		2,000,000	2,000,000
	Caterpillar, Inc.
	3.05%, due 2/6/08	(a)	1,500,000	1,499,365
	Deutsche Bank Financial LLC
	3.10%, due 2/1/08		1,725,000	1,725,000
	Kimberly-Clark Worldwide, Inc.
	3.20%, due 2/6/08	(a)	2,000,000	1,999,111
	Lloyds TSB Bank PLC
	3.10%, due 2/13/08		2,500,000	2,497,417
	National Australia Funding Delaware, Inc.
	3.14%, due 2/6/08	(a)	1,500,000	1,499,346
	Total Commercial Paper
	(Cost $16,218,652)			16,218,652

			Shares
	Investment Company (30.3%)
	State Street Navigator Securities Lending Prime Portfolio	(e)	31,201,757	31,201,757
	Total Investment Company
	(Cost $31,201,757)			31,201,757

	Total Short-Term Investments
	(Cost $47,420,409)			47,420,409

	Total Investments
	(Cost $131,286,502)	(f)	129.5%	133,522,236
	Liabilities in Excess of
	Cash and Other Assets		(29.5)	(30,411,455)

	Net Assets		100.0%	$103,110,781

†	Percentages indicated are based on Fund net assets.
❖	Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at January 31, 2008.
(c)	ACES - Alternative Credit Enhancement Structure.
(d)
Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $30,541,656; cash collateral of $31,201,757 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(e)	Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	At January 31, 2008, cost is $131,287,327 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation		$2,262,061
	Gross unrealized depreciation		(27,152)
	Net unrealized appreciation		$2,234,909

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) JANUARY 31, 2008

SECURITIES VALUATION.

Investments in underlying funds are valued at their net asset value at the close of business each day. Securities in the affiliated underlying funds are valued as described below.

Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund’s Manager, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with a Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each day the Funds are open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Investments in underlying funds are valued at their net asset value at the close of business each day. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Loans are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans. As of January 31, 2008, 100% of total investments in loans were valued based on prices from such services.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Portfolio securities of the Cash Reserves Fund are valued at their amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: a security the trading for which has been halted or suspended; a debt security that has recently gone into default and for which there is not a current market quotation; a security of an issuer that has entered into a restructuring; a security that has been de-listed from a national exchange; a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2008, the Intermediate Term Bond Fund held securities with a value of $916,075 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have effected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Fund, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.
By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date: March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
STEPHEN P. FISHER President and Principal Executive Officer
Date: March 25, 2008

By: /s/ Jack R. Benintende
JACK R. BENINTENDE Treasurer and Principal Financial and Accounting Officer
Date: March 25, 2008